Document And Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	GrafTech International LTD.
Entity Central Index Key	0000931148
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	S-4
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2012
Amendment Flag	false

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 11,304	$ 17,317	$ 12,429
Accounts and notes receivable, net of allowance for doubtful accounts of $4,153 at December 31, 2011 and $7,573 at December 31, 2012	188,761	236,429	220,752
Inventories	538,222	513,065	444,062
Prepaid expenses and other current assets	58,087	56,190	54,707
Total current assets	796,374	823,001	731,950
Property, plant and equipment	1,537,488	1,532,359	1,431,432
Less: accumulated depreciation	705,785	698,452	654,548
Property, plant and equipment	831,703	833,907	776,884
Deferred income taxes	5,876	6,157	7,931
Goodwill	497,681	498,261	498,681
Other assets	130,513	136,589	152,920
Total Assets	2,262,147	2,297,915	2,168,366
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable - trade	94,437	128,120	148,655
Short-term debt	2,102	8,426	14,168
Accrued income and other taxes	28,682	30,923	44,330
Supply chain financing liability	12,659	26,962	29,930
Other accrued liabilities	58,784	50,953	40,170
Total current liabilities	196,664	245,384	277,253
Long-term debt - third party	551,886	535,709	387,624
Other long-term obligations	121,587	125,005	131,300
Deferred income taxes	38,301	41,966	32,245
Contingencies ��� Note 14
Stockholders��� equity:
Preferred stock, par value $.01, 10,000,000 shares authorized, none issued	0	0	0
Common stock, par value $.01, 225,000,000 shares authorized, 149,861,081 shares issued at December 31, 2011 and 150,869,227 shares issued at December 31, 2012	1,516	1,509	1,499
Additional paid ��� in capital	1,816,133	1,812,592	1,798,161
Accumulated other comprehensive loss	(284,454)	(280,678)	(261,937)
(Accumulated deficit) retained earnings	71,094	66,884	(50,757)
Less: cost of common stock held in treasury, 6,265,114 shares at December 31, 2011 and 16,418,710 at December 31, 2012	(249,656)	(249,487)	(146,041)
Less: common stock held in employee benefit and compensation trusts, 75,807 shares at December 31, 2011 and 76,095 shares at December 31, 2012	(924)	(969)	(981)
Total stockholders��� equity	1,353,709	1,349,851	1,339,944
Total Liabilities and Stockholders' Equity	$ 2,262,147	$ 2,297,915	$ 2,168,366

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Accounts and notes receivable, allowance for doubt accounts	$ 6,336	$ 7,571	$ 4,153
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	225,000,000	225,000,000	225,000,000
Common stock, shares issued	151,356,901	150,869,239	149,861,081
Cost of common stock held in treasury, shares	16,077,125	16,503,525	6,265,114
Common stock held in employee benefit and compensation trusts, shares	73,522	76,095	75,807

Consolidated Statements Of Income And Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net sales	$ 253,727	$ 240,938	$ 1,248,264	$ 1,320,184	$ 1,006,993
Cost of sales	205,177	174,007	932,460	995,638	717,742
Gross profit	48,550	66,931	315,804	324,546	289,251
Research and development	3,093	4,199	13,796	13,976	12,202
Selling and administrative expenses	29,713	38,725	145,540	144,561	119,009
Operating income	15,744	24,007	156,468	166,009	158,040
Equity in earnings of, and gain recorded on acquisition of, non-consolidated affiliate			0	0	(14,500)
Other (income) expense, net	550	(3,423)	(1,005)	4,835	(4,768)
Interest expense	9,008	4,762	23,247	18,307	5,076
Interest income	(64)	(81)	(261)	(424)	(1,333)
Income before income taxes	6,250	22,749	134,487	143,291	173,565
(Benefit) provision for income taxes	2,040	5,220	16,846	(9,893)	(1,095)
Net income	4,210	17,529	117,641	153,184	174,660
Basic income per common share:
Net income per share	$ 0.03	$ 0.12	$ 0.85	$ 1.06	$ 1.42
Weighted average common shares outstanding	134,645,729	143,795,454	138,551,804	145,156,045	122,620,950
Diluted income per common share:
Net income per share	$ 0.03	$ 0.12	$ 0.84	$ 1.05	$ 1.41
Weighted average common shares outstanding	134,832,558	144,498,767	139,700,104	146,402,286	123,452,565
STATEMENTS OF COMPREHENSIVE INCOME
Net income	4,210	17,529	117,641	153,184	174,660
Foreign currency translation adjustments	(7,309)	9,848	(9,929)	(32,202)	(5,866)
Commodities and foreign currency derivatives, net of tax of $292, $1,714 and $2,327, respectively	3,533	1,680	(8,812)	6,023	2,353
Other comprehensive loss, net of tax:	(3,776)	11,528	(18,741)	(26,179)	(3,513)
Comprehensive income	$ 434	$ 29,057	$ 98,900	$ 127,005	$ 171,147

Consolidated Statements Of Income And Comprehensive Income OCI Parenthetical (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Commodity and foreign currency derivative tax	$ 2,327	$ 1,714	$ 292

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flow from operating activities:
Net income	$ 4,210	$ 17,529	$ 117,641	$ 153,184	$ 174,660
Adjustments to reconcile net income to cash provided by operations:
Depreciation and amortization	20,376	16,087	81,660	81,953	42,664
Deferred income tax benefit	(1,660)	(218)	8,130	(45,053)	(29,028)
Equity in earnings of and gain recorded on acquisition of non-consolidated affiliate			0	0	(14,500)
Post-retirement and pension plan changes	1,141	796	13,349	27,184	11,088
Currency gains	23	(139)	(3,509)	(1,463)	(7,153)
Stock-based compensation, including incentive compensation paid in company stock	2,366	3,538	9,601	8,910	7,355
Interest expense	3,433	2,975	12,500	11,607	2,620
Insurance recoveries	0	4,007	4,007	0	0
Other charges, net	262	(6,447)	(16,492)	(11,201)	4,299
Increase in working capital	(8,934)	(47,110)	(106,220)	(142,587)	(41,790)
Increase in long-term assets and liabilities	(3,218)	(6,392)	(19,267)	(5,937)	(5,293)
Net cash provided by operating activities	17,999	(15,374)	101,400	76,597	144,922
Cash flow from investing activities:
Capital expenditures	(13,156)	(31,424)	(127,728)	(156,616)	(86,049)
Loan repayment from non-consolidated affiliate			0	0	6,000
(Payments) proceeds from derivative instruments	2,181	3,623	7,572	14,412	(1,109)
Cash paid for acquisitions, net of cash acquired of $8,240 in 2010 and $0 in 2011			0	(20,510)	(241,204)
Other	0	53	194	748	810
Net cash used in investing activities	(10,975)	(27,748)	(119,962)	(161,966)	(321,552)
Cash flow from financing activities:
Short-term debt (reductions) borrowings, net	(6,324)	(3,012)	(5,738)	14,016	(850)
Revolving Facility borrowings	66,000	100,000	425,000	584,000	165,000
Revolving Facility reductions	(52,500)	(47,000)	(587,500)	(482,000)	(35,000)
Proceeds from long-term debt			300,000	0	0
Principal payments on long-term debt	(99)	(97)	(225)	(222)	(56)
Supply chain financing	(14,304)	(5,262)	(2,967)	4,970	10,555
Proceeds from exercise of stock options	132	92	157	2,028	3,901
Purchase of treasury shares	(181)	(1,185)	(103,445)	(30,940)	(1,431)
Refinancing fees and debt issuance costs			(6,385)	(4,988)	(4,595)
Other	(5,647)	(127)	5,215	(1,403)	716
Net cash provided by financing activities	(12,923)	43,409	24,112	85,461	138,240
Cash and Cash Equivalents, Period Increase (Decrease)	(5,899)	287
Net (decrease) increase in cash and cash equivalents	(5,899)	287	5,550	92	(38,390)
Effect of exchange rate changes on cash and cash equivalents	(114)	101	(662)	(759)	1,305
Cash and cash equivalents at beginning of period	17,317	12,429	12,429	13,096	50,181
Cash and cash equivalents at end of period	11,304	12,817	17,317	12,429	13,096
Supplemental disclosures of cash flow information:
Interest			9,279	6,609	2,294
Income taxes			26,209	26,224	31,385
Non-cash operating, investing and financing activities:
Common stock issued to savings and pension plan trusts			4,593	4,414	2,572
Decrease (increase) in current assets:
Accounts and notes receivable, net	47,767	72,481	(5,563)	(68,462)	(39,780)
Inventories	(23,789)	(100,674)	(67,314)	(111,395)	(13,641)
Prepaid expenses and other current assets	(1,186)	(4,087)	(2,281)	(2,082)	(1,719)
Increase (decrease) in accounts payables and accruals	(36,596)	(14,610)	(32,759)	39,097	13,105
Increase in interest payable	4,870	(220)	1,697	255	245
Increase in working capital	$ (8,934)	$ (47,110)	$ (106,220)	$ (142,587)	$ (41,790)

Consolidated Statements Of Cash Flows Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows [Abstract]
Cash Acquired from Acquisition	$ 0	$ 8,240

Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Common Stock Held In Employee Benefit & Compensation Trust [Member]
Balance at Dec. 31, 2009	$ 577,059	$ 1,240	$ 1,300,051	$ (232,245)	$ (378,601)	$ (112,511)	$ (875)
Balance, shares at Dec. 31, 2009		124,027,399
Comprehensive income (loss):
Net income	174,660	0	0	0	174,660	0	0
Other comprehensive income:
Unrealized losses on securities, net of tax	2,353	0	0	2,353	0	0	0
Foreign currency translation adjustments	(5,866)	0	0	(5,866)	0	0	0
Stock-based compensation	7,772	4	9,199			(1,431)
Stock-based compensation, shares		407,983
Shares issued in lieu of cash for incentive compensation	0	0	0	0	0	0	0
Shares issued in lieu of cash for incentive compensation, shares		0
Common stock issued to savings and pension plan trusts	2,572	2	2,678	0	0	0	(108)
Common stock issued to savings and pension plan trusts, shares		180,767
Sale of common stock under stock options	3,897	5	3,892	0	0	0	0
Number of Shares, Exercised		447,080
Shares issued in connection with our acquisition of Seadrift and C/G	467,279	240	467,039	0	0	0	0
Shares issued in connection to our acquisition of Seadrift and C/G, shares		23,999,968
Balance at Dec. 31, 2010	1,229,726	1,491	1,782,859	(235,758)	(203,941)	(113,942)	(983)
Balance, shares at Dec. 31, 2010		149,063,000
Comprehensive income (loss):
Net income	153,184	0	0	0	153,184	0	0
Other comprehensive income:
Unrealized losses on securities, net of tax	6,023	0	0	6,023	0	0	0
Foreign currency translation adjustments	(32,202)	0	0	(32,202)	0	0	0
Treasury stock	(29,930)	0	0	0	0	(29,930)	0
Stock-based compensation	6,917	3	7,996			(1,082)
Stock-based compensation, shares		241,851
Shares issued in lieu of cash for incentive compensation	0		0			0
Common stock issued to savings and pension plan trusts	4,414	2	4,410	0	0	0	2
Common stock issued to savings and pension plan trusts, shares		239,219
Sale of common stock under stock options	1,812	3	2,896	0	0	(1,087)	0
Number of Shares, Exercised		316,814
Balance at Dec. 31, 2011	1,339,944	1,499	1,798,161	(261,937)	(50,757)	(146,041)	(981)
Balance, shares at Dec. 31, 2011		149,861,000
Comprehensive income (loss):
Net income	117,641	0	0	0	117,641	0	0
Other comprehensive income:
Unrealized losses on securities, net of tax	(8,823)	0	(11)	(8,812)	0	0	0
Foreign currency translation adjustments	(9,929)	0	0	(9,929)	0	0	0
Treasury stock	(101,697)	0	0	0	0	(101,697)	0
Stock-based compensation	7,964	6	9,720			(1,762)
Stock-based compensation, shares		553,614
Shares issued in lieu of cash for incentive compensation				0	0		0
Common stock issued to savings and pension plan trusts	4,594	4	4,565	0	0	13	12
Common stock issued to savings and pension plan trusts, shares		433,061
Sale of common stock under stock options	157	0	157	0	0	0	0
Number of Shares, Exercised		21,471
Balance at Dec. 31, 2012	$ 1,349,851	$ 1,509	$ 1,812,592	$ (280,678)	$ 66,884	$ (249,487)	$ (969)
Balance, shares at Dec. 31, 2012		150,869,000

Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Stockholders' Equity [Abstract]
Unrealized losses on securities, net of tax	$ 2,327	$ 1,714	$ 292

Business And Summary Of Significant Accounting Policies	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Business And Summary Of Significant Accounting Policies
Business and Summary of Significant Accounting Policies
Discussion of Business and Structure
GrafTech International Ltd. is one of the world’s largest manufacturers and providers of high quality synthetic and natural graphite and carbon based products. References herein to “GTI,” “we,” “our,” or “us” refer collectively to GrafTech International Ltd. and its subsidiaries. We have seven major product categories: graphite electrodes, refractory products, needle coke products, advanced graphite materials, advanced composite materials, advanced electronics technology, and advanced materials, which are reported in the following segments:

•	Industrial Materials includes graphite electrodes, refractory products and needle coke products, and primarily serves the steel industry.

•
Engineered Solutions includes advanced graphite materials, advanced composite materials, advanced electronics technology, and advanced materials and provides primary and specialty products to the advanced electronics, industrial, energy, transportation and defense markets.

Summary of Significant Accounting Policies
The Consolidated Financial Statements include the financial statements of GrafTech International Ltd. and its wholly-owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation.
Cash Equivalents
We consider all highly liquid financial instruments with original maturities of three months or less to be cash equivalents. Cash equivalents consist of certificates of deposit, money market funds and commercial paper.
Revenue Recognition
Revenue from sales of our commercial products is recognized when they meet four basic criteria (1) persuasive evidence of an arrangement exists, (2) delivery has occurred, (3) the amount is determinable and (4) collection is reasonably assured. Sales are recognized when both title and the risks and rewards of ownership are transferred to the customer or services have been rendered and fees have been earned in accordance with the contract.
Revenue from sales of non-commercial products manufactured to customer specifications are recognized using the units-of-delivery measure under the percentage-of-completion accounting method as units are delivered and accepted by the customer. Sales using this measure of progress are recognized at the contractually agreed upon unit price.
Volume discounts and rebates are recorded as a reduction of revenue in conjunction with the sale of the related products. Changes to estimates are recorded when they become probable. Shipping and handling revenues billed to our customers are included in net sales and the related shipping and handling costs are included as an increase to cost of sales.
Earnings per Share
The calculation of basic earnings per share is based on the weighted-average number of our common shares outstanding during the applicable period. We use the two-class method of computing earnings per share for our instruments granted in share-based payment transactions that are determined to be participating securities prior to vesting.
Diluted earnings per share recognizes the dilution that would occur if outstanding stock options and restricted stock awards were exercised or converted into common shares. We use the treasury stock method to compute the dilutive effect of our stock options and restricted stock awards (using the average market price for the period).
Inventories
Inventories are stated at the lower of cost or market. Cost is principally determined using the “first-in first-out” (“FIFO”) and average cost, which approximates FIFO, methods. Elements of cost in inventory include raw materials, direct labor and manufacturing overhead.
Property, Plant and Equipment
Expenditures for property, plant and equipment are recorded at cost. Maintenance and repairs of property and equipment are expensed as incurred. Expenditures for replacements and betterments are capitalized and the replaced assets are retired. Gains and losses from the sale of property are included in cost of goods sold or other (income) expense, net. We depreciate our assets using the straight-line method over the estimated useful lives of the assets. The ranges of estimated useful lives are as follows:

Years
Buildings	25-40
Land improvements	20
Machinery and equipment	5-20
Furniture and fixtures	5-10

The carrying value of fixed assets is assessed when events and circumstances indicating impairment are present. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to future undiscounted net cash flows expected to be generated by the assets. If the assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed are reported at the lower of the carrying amount or fair value less costs to sell.
Depreciation expense was $40.1 million for 2010, $58.3 million for 2011, and $59.6 million for 2012.
Accounts Receivable
Trade accounts receivable primarily arise from sales of goods to customers and distributors in the normal course of business.
Sales of trade accounts receivable
We have in the past sold certain trade accounts receivable to a bank under a factoring arrangement. The receivables were sold at a discount on a nonrecourse basis and we did not retain interests in the receivables sold. We also acted as a servicer of the sold receivables for a fee. The servicing duties included collecting payments on receivables and remitting them to the bank. While servicing the receivables, we applied the same servicing policies and procedures that are applied to our owned accounts receivable.
Allowance for Doubtful Accounts
Considerable judgment is required in assessing the realizability of receivables, including the current creditworthiness of each customer, related aging of the past due balances and the facts and circumstances surrounding any non-payment. We evaluate specific accounts when we become aware of a situation where a customer may not be able to meet its financial obligations. The reserve requirements are based on the best facts available to us and are reevaluated and adjusted as additional information is received. Receivables are charged off when amounts are determined to be uncollectible.
Capitalized Bank Fees
We capitalize bank fees upon the incurrence of debt. As of December 31, 2011 and December 31, 2012, capitalized bank fees amounted to $6.9 million and $12.1 million, respectively. We amortize such amounts over the life of the respective debt instrument using the effective interest method. The estimated life may be adjusted upon the occurrence of a triggering event. Amortization of capitalized bank fees amounted to $1.8 million in 2010, $1.4 million in 2011, and $1.7 million in 2012, respectively, and is included in interest expense.
Derivative Financial Instruments
We do not use derivative financial instruments for trading purposes. They are used to manage well-defined commercial risks associated with commodity contracts and currency exchange rate risks.
Foreign Currency Derivatives
We enter into foreign currency derivatives from time to time to manage exposure to changes in currency exchange rates. These instruments, which include, but are not limited to, forward exchange contracts and purchased currency options, attempt to hedge global currency exposures, relating to non-dollar denominated debt and identifiable foreign currency receivables, payables and commitments held by our foreign and domestic subsidiaries. Forward exchange contracts are agreements to exchange different currencies at a specified future date and at a specified rate. Purchased foreign currency options are instruments which give the holder the right, but not the obligation, to exchange different currencies at a specified rate at a specified date or over a range of specified dates. The result is the creation of a range in which a best and worst price is defined, while minimizing option cost. Forward exchange contracts and purchased currency options are carried at fair value. These contracts are treated as hedges to the extent they are effective. Changes in fair values related to these contracts are recognized in other comprehensive income in the Consolidated Balance Sheets until settlement. At the time of settlement, realized gains and losses are recognized in revenue or cost of goods sold on the Consolidated Statements of Income. For derivatives that are not designated as a hedge, any gain or loss is immediately recognized in Cost of Goods Sold or Other (Income) Expense on the the Consolidated Statements of Income. Derivatives used in this manner relate to risks resulting from assets or liabilities denominated in a foreign currency.
Commodity Derivative Contracts
We periodically enter into derivative contracts for natural gas and certain refined oil products. These contracts are entered into to protect against the risk that eventual cash flows related to these products will be adversely affected by future changes in prices. All commodity contracts are carried at fair value and are treated as hedges to the extent they are effective. Changes in their fair values are included in other comprehensive income in the Consolidated Balance Sheets until settlement. At the time of settlement of these hedge contracts, realized gains and losses are recognized as part of cost of goods sold on the Consolidated Statements of Income.
Investments in Non-Consolidated Affiliates
We use the equity method to account for investments in entities that we do not control, but where we have the ability to exercise significant influence. Equity method investments are recorded at original cost and adjusted periodically to recognize (1) our proportionate share of the investees’ net income or losses after the date of investment, (2) additional contributions made and dividends or distributions received, and (3) impairment losses resulting from adjustments to net realizable value.
We assess the potential impairment of our equity method investments when indicators such as a history of operating losses, a negative earnings and cash flow outlook, and the financial condition and prospects for the investee’s business segment might indicate a loss in value. We determine fair value based on valuation methodologies, as appropriate, including the present value of our estimated future cash flows. If the fair value is less than our carrying amount, the investment is determined to be impaired. If the decline in value is other than temporary, we record an appropriate write-down.
Research and Development
Expenditures relating to the development of new products and processes, including significant improvements to existing products, are expensed as incurred.
Income Taxes
We file a consolidated United States (“U.S.”) federal income tax return for GTI and its eligible domestic subsidiaries. Our non-U.S. subsidiaries file income tax returns in their respective local jurisdictions. We account for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax benefit carry forwards. Deferred tax assets and liabilities at the end of each period are determined using enacted tax rates. A valuation allowance is established or maintained, when, based on currently available information and other factors, it is more likely than not that all or a portion of a deferred tax asset will not be realized.
Under the guidance on accounting for uncertainty in income taxes, we recognize the benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. The guidance on accounting for uncertainty in income taxes also provides guidance on derecognition, classification, interest and penalties on income taxes, and accounting in interim periods.
Stock-Based Compensation Plans
We have various plans that provide for the granting of stock-based compensation to employees and, in certain instances, to non-employee directors, which are described more fully in Note 13, “Management Compensation and Incentive Plans.” Shares are issued upon vesting or option exercise from authorized, unissued shares.
We account for those plans under the applicable standards on accounting for share-based payment. For transactions in which we obtain employee services in exchange for an award of equity instruments, we measure the cost of the services based on the grant date fair value of the award. We recognize the cost over the period during which an employee is required to provide services in exchange for the award, known as the requisite service period (usually the vesting period). Costs related to plans with graded vesting are generally recognized using a straight-line method. Cash flows resulting from tax benefits for deductions in excess of compensation cost recognized are included in financing cash flows.
Retirement Plans and Postretirement Benefits
We use actuarial methods and assumptions to account for our defined benefit pension plans and our postretirement benefits. We immediately recognize the change in the fair value of plan assets and net actuarial gains and losses annually in the fourth quarter of each year (MTM Adjustment) and whenever a plan is remeasured (e.g. due to a significant curtailment, settlement, etc.). Pension and postretirement benefits expense includes the MTM adjustment, actuarially computed cost of benefits earned during the current service period, the interest cost on accrued obligations, the expected return on plan assets based on fair market values, and adjustments due to plan settlements and curtailments. Contributions to the qualified U.S. retirement plan are made in accordance with the requirements of the Employee Retirement Income Security Act of 1974.
Postretirement benefits and benefits under the non-qualified retirement plan have been accrued, but not funded. The estimated cost of future postretirement life insurance benefits is determined by the Company with assistance from independent actuarial firms using the “projected unit credit” actuarial cost method. Such costs are recognized as employees render the service necessary to earn the postretirement benefits. We record our balance sheet position based on the funded status of the plan.
We exclude the inactive participant portion of our pension and other postretirement benefit costs as a component of inventoriable costs. Additional information with respect to benefits plans is set forth in Note 12, “Retirement Plans and Postretirement Benefits.”
Environmental, Health and Safety Matters
Our operations are governed by laws addressing protection of the environment and worker safety and health. These laws provide for civil and criminal penalties and fines, as well as injunctive and remedial relief, for noncompliance and require remediation at sites where hazardous substances have been released into the environment.
We have been in the past, and may become in the future, the subject of formal or informal enforcement actions or proceedings regarding noncompliance with these laws or the remediation of company-related substances released into the environment. Historically, such matters have been resolved by negotiation with regulatory authorities resulting in commitments to compliance, abatement or remediation programs and in some cases payment of penalties. Historically, neither the commitments undertaken nor the penalties imposed on us have been material.
Environmental considerations are part of all significant capital expenditure decisions. Environmental remediation, compliance and management expenses were approximately $12.5 million in 2010, $15.7 million in 2011, and $15.8 million in 2012. The accrued liability relating to environmental remediation was $8.2 million as of December 31, 2011 and $8.3 million as of December 31, 2012. A charge to income is recorded when it is probable that a liability has been incurred and the cost can be reasonably estimated. When payments are fixed or determinable, the liability is discounted using a rate at which the payments could be effectively settled.
Our environmental liabilities do not take into consideration possible recoveries of insurance proceeds. Because of the uncertainties associated with environmental remediation activities at sites where we may be potentially liable, future expenses to remediate sites could be considerably higher than the accrued liability.
Foreign Currency Translation
We translate the financial statements of foreign subsidiaries, whose local currency is their functional currency, to U.S. dollars using period-end exchange rates for assets and liabilities and weighted average exchange rates for each period for revenues, expenses, gains and losses. Differences arising from exchange rate changes are included in accumulated other comprehensive loss on the Consolidated Balance Sheets until such time as the operations of such non-U.S. subsidiaries are sold or substantially or completely liquidated.
For our Mexican, Swiss and Russian subsidiaries, whose functional currency is the U.S. dollar, we remeasure non-monetary balance sheet accounts and the related income statement accounts at historical exchange rates. Resulting gains and losses arising from the fluctuations in currency for monetary accounts are recognized in other (income) expense, net, in the Consolidated Statements of Income. Gains and losses arising from fluctuations in currency exchange rates on transactions denominated in currencies other than the functional currency are recognized in earnings as incurred.
We have had non-dollar denominated intercompany loans between some of our foreign subsidiaries. These loans are subject to remeasurement gains and losses due to changes in currency exchange rates. Certain of these loans had been deemed to be essentially permanent prior to settlement and, as a result, remeasurement gains and losses on these loans were recorded as a component of accumulated other comprehensive loss in the stockholders’ equity section of the Consolidated Balance Sheets. The remaining loans are deemed to be temporary and, as a result, remeasurement gains and losses on these loans are recorded as currency (gains/losses) in other (income) expense, net, on the Consolidated Statements of Income.
Software Development Costs
In connection with our development and implementation of global enterprise resource planning systems with advanced manufacturing, planning and scheduling software, we capitalize certain computer software costs after technological feasibility is established. These costs are capitalized within property, plant and equipment and are amortized utilizing the straight-line method over the economic lives of the related products. Total costs capitalized as of December 31, 2011 and 2012 amounted to $16.4 million and $18.1 million, respectively. Amortization expense was $1.6 million for 2010 and 2011, and $1.4 million for 2012.
Restructuring
We recognize an accrual for costs associated with exit or disposal activities when the liability is incurred.
Goodwill and Other Intangible Assets
Goodwill is the excess of the acquisition cost of businesses over the fair value of the identifiable net assets acquired. We do not recognize deferred income taxes for the difference between the assigned value and the tax basis related to nondeductible goodwill. Goodwill is not amortized; however, impairment testing is performed annually or more frequently if circumstances indicate that impairment may have occurred. We perform the goodwill impairment test annually at December 31.
The impairment test for goodwill uses a two-step approach, which is performed at the reporting unit level. Step one compares the fair value of the reporting unit (using a discounted cash flow method) to its carrying value. The fair value for each reporting unit with goodwill is determined in accordance with accounting guidance on determining fair value, which requires consideration of the income, market, and cost approaches as applicable. If the carrying value exceeds the fair value, there is potential impairment and step two must be performed. Step two compares the carrying value of the reporting unit’s goodwill to implied fair value (i.e., fair value of the reporting unit less the fair value of the unit’s assets and liabilities, including identifiable intangible assets). If the fair value of goodwill is less than the carrying amount of goodwill, an impairment is recognized.
Other amortizable intangible assets, which consist primarily of patents, trademarks and trade names, customer-related intangibles, and technological know-how, are amortized over their estimated useful lives using the straight line or sum-of-the-years digits method. The estimated useful lives for each major category of amortizable intangible assets are:

Years
Patents	20
Trade name	5-10
Technology and know-how	5-9
Customer related intangible	5-14

Additional information about goodwill and other intangibles is set forth in Note 5 “Goodwill and Other Intangible Assets.”
Major Maintenance and Repair Costs
We perform scheduled major maintenance of the storage and processing units at our Seadrift plant (referred to as “overhaul”). Time periods between overhauls vary by unit. We also perform an annual scheduled significant maintenance and repair shutdown of the plant (referred to as “turnaround”).
Costs of overhauls and turnarounds include plant personnel, contract services, materials, and rental equipment. We defer these costs when incurred and use the straight-line method to amortize them over the period of time estimated to lapse until the next scheduled overhaul of the applicable storage or processing unit or over one year for our turnaround. Under this policy in 2011, costs deferred were $6.4 million and costs amortized were $3.4 million. Costs deferred in 2012 were $9.3 million and costs amortized were $7.4 million.
Our turnaround, normally scheduled during the spring or early summer of each year, was completed during the three months ended June 30, 2012.
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenue and expenses. Significant estimates and assumptions are used for, but are not limited to, pension and other post-retirement benefits, allowance for doubtful accounts, accruals and valuation allowances, asset impairment, and environmental-related accruals. Actual results could differ from our estimates.
Subsequent Events
We evaluate events that occur after the balance sheet date but before financial statements are issued to determine if a material event requires our amending the financial statements or disclosing the event.
Reclassification
Certain amounts previously reported have been reclassified to conform to the current year presentation.
Recently Adopted Accounting Standards
Testing of Goodwill for Impairment
As of January 1, 2012, we adopted new guidance on the testing of goodwill impairment that allows the option to assess qualitative factors to determine whether performing the two step goodwill impairment assessment is necessary. Under the option, the calculation of the reporting unit’s fair value is not required to be performed unless, as a result of the qualitative assessment, it is more likely than not that the fair value of the reporting unit is less than the unit’s carrying amount. The adoption of this guidance impacts testing steps only. We test goodwill annually as of December 31, and when triggering events occur.
Presentation of Other Comprehensive Income
As of January 1, 2012, we adopted new guidance on the presentation of comprehensive income. The guidance allows an entity to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate but consecutive statements. The guidance eliminates the option to report other comprehensive income and its components in the statement of changes in equity. While the guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance. We elected to adopt the two separate but consecutive statements presentation, and the adoption did not have a material impact on our consolidated financial statements.
Fair Value Measurements
As of January 1, 2012, we adopted new guidance regarding disclosures about fair value measurements. The guidance requires new disclosures related to activity in Level 3 fair value measurements. This guidance requires purchases, sales, issuances, and settlements to be presented separately in the rollforward of activity in Level 3 fair value measurements. The adoption of this guidance did not have a significant impact on our disclosures.
Offsetting (Netting) Financial Instruments and Derivative Instruments
In December 2011, the FASB issued Accounting Standards Update No. 2011-11, Balance Sheet Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”) which requires disclosure of the effect or potential effect of netting, known as offsetting, our derivative assets and liabilities in the balance sheet if permitted by the arrangements.
ASU 2011-11 becomes effective for annual and interim financial statements beginning after December 31, 2012. The new guidance is required to be adopted retrospectively. We do not anticipate a material effect on our Consolidated Financial Statements.
Recently Issued Accounting Standards
There are no new accounting standards that we anticipate will have a material impact on our consolidated financial statements.
Organization and Summary of Significant Accounting Policies
A. Organization
GrafTech International Ltd. is one of the world’s largest manufacturers and providers of high quality synthetic and natural graphite and carbon based products. References herein to “GTI,” “we,” “our,” or “us” refer collectively to GrafTech International Ltd. and its subsidiaries. We have seven major product categories: graphite electrodes, refractory products, needle coke products, advanced electronics technologies, advanced graphite materials, advanced composite materials and advanced materials, which are reported in the following segments:
Industrial Materials includes graphite electrodes, refractory products, and needle coke products, and primarily serves the steel industry.
Engineered Solutions includes advanced electronics technologies, advanced graphite materials, advanced composite materials and advanced materials, and provides primary and specialty products to the advanced electronics, industrial, energy, transportation and defense industries.
B. Basis of Presentation
The interim Consolidated Financial Statements are unaudited; however, in the opinion of management, they have been prepared in accordance with Rule 10-01 of Regulation S-X and in accordance with accounting principles generally accepted in the United States of America (“GAAP”). December 31, 2012 final position data included herein was derived from the audited consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2012 (the “Annual Report”) but does not include all disclosures required by GAAP. These interim Consolidated Financial Statements should be read in conjunction with the audited Consolidated Financial Statements, including the accompanying Notes, contained in the Annual Report.
The unaudited consolidated financial statements reflect all adjustments (all of which are of a normal, recurring nature) which management considers necessary for a fair statement of financial position, results of operations, comprehensive income and cash flows for the interim period presented. The results for the interim periods are not necessarily indicative of results which may be expected for any other interim period or for the full year. Certain amounts previously reported have been reclassified to conform to the current year presentation.
C. New Accounting Standards
In February 2013, the FASB issued guidance on reporting of amounts reclassified out of accumulated other comprehensive income (“AOCI”). The guidance requires an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. We disclose our reclassifications within Footnote 14 "Derivative Instruments", as these are the only material reclassifications out of AOCI. This guidance was adopted by the Company retrospectively as of January 1, 2013. As the accounting standard only impacts disclosures, the new standard does not have an impact on the Company's financial position, results of operations, or cash flows.

Acquisitions	3 Months Ended
Mar. 31, 2013
Business Acquisition, Entity Acquired and Reason for Acquisition [Abstract]
Acquisitions
Acquisitions
Seadrift and C/G
On November 30, 2010, we acquired from the equity holders of Seadrift Coke L.P. (“Seadrift”) the 81.1% of the equity interests of Seadrift that we did not already own and from the equity holders of C/G Electrodes LLC (“C/G”) 100% of the equity interests of C/G. Because Seadrift and C/G meet the SEC definition of common control, we have treated the transactions as the acquisition of one business and they are referred to collectively as the “Acquisitions.” Seadrift and C/G are included in our Consolidated Financial Statements beginning as of December 1, 2010.
Seadrift is one of the largest producers of petroleum-based needle coke in the world and owns the world's only known stand-alone petroleum-based needle coke plant. Needle coke is the key raw material used to make graphite electrodes, including premium UHP graphite electrodes, which are critical consumables in electric arc furnace (“EAF”) steel production. The acquisition of Seadrift helps to assure us of a stable supply for a majority of the primary raw material in the production of graphite electrodes and should allow us to reduce the relative cost of a significant portion of our supply of needle coke.
C/G is a U.S.-based producer of large diameter premium UHP graphite electrodes used in the EAF steel making process. C/G also sells various other graphite-related products, including specialty graphite blocks, granular graphite and partially processed electrodes. The acquisition of C/G provides us with a large diameter graphite electrode manufacturing facility in the U.S. which will allow us to respond to customer orders more quickly and reduce freight cost and transit time for North American shipments.
Consideration transferred: The consideration paid to the equity holders of Seadrift consisted of $90.0 million in cash (including working capital adjustments), approximately 12 million shares of GTI common stock and $100 million in aggregate face amount of Senior Subordinated Notes of GTI due in 2015. The consideration paid to the equity holders of C/G consisted of $159.5 million in cash (including working capital adjustments), approximately 12 million shares of GTI common stock and $100 million in aggregate face amount of Senior Subordinated Notes of GTI due in 2015.
The computation of the fair value of the total consideration at the date of acquisition follows (in thousands, except share price):

GTI common shares issued	24,000
Price per share of GTI common stock	$19.47
Fair value of consideration attributable to common stock	$467,280
Fair value of Senior Subordinated Notes	142,597
Cash	249,444
Total consideration paid to equity holders	859,321
Fair value of our previously held 18.9% equity interest in Seadrift	77,342
Total consideration	$936,663

The volume weighted average price of a share of GTI common stock on November 30, 2010 was used to determine the fair value of the stock issued as consideration in connection with the Acquisitions. The fair value of the non-interest bearing senior subordinated notes was determined using an interest rate of 7%.
Recording of assets acquired and liabilities assumed: The Acquisitions are accounted for using the acquisition method of accounting in accordance with FASB ASC 805, Business Combinations (“ASC 805”). Under the acquisition method the identifiable assets acquired and the liabilities assumed are assigned a new basis of accounting reflecting their estimated fair values. The information included herein has been prepared based on the allocation of purchase price using estimates of the fair values and useful lives of assets acquired and liabilities assumed based on the best available information determined with the assistance of independent valuations, quoted market prices and management estimates.
The following table summarizes the fair values of the identifiable assets acquired and liabilities assumed at the acquisition date (in thousands):

Cash	$8,240
Accounts receivable	23,079
Inventories	82,665
Property, plant and equipment	280,710
Intangible assets	158,200
Other assets	988
Accounts payable	14,130
Other accrued liabilities	6,830
Debt obligations	1,197
Other long-term liabilities	1,000
Deferred tax liability	83,306
Net identifiable assets acquired	447,419
Goodwill	489,244
Net assets acquired	$936,663

Intangible assets: The following table is a summary of the fair values of the identifiable intangible assets and their estimated useful lives (dollars in thousands):

	Fair Value	Weighted Average Amortization Period
Customer relationships	$107,500	13.4	years
Technology and know-how	42,800	8.1	years
Trade names	7,900	7.7	years
Total intangible assets	$158,200	11.6	years

Goodwill: Goodwill of approximately $489.2 million was recognized for the Acquisitions and is calculated as the excess of the consideration transferred over the net assets acquired and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. Specifically, the goodwill recorded as part of the Acquisitions includes:

•	the expected synergies and other benefits that we believe will result from combining the operations of Seadrift and C/G with the operations of GrafTech;

•	any intangible assets that do not qualify for separate recognition such as the assembled workforce; and

•
the value of the going-concern element of Seadrift's and C/G's existing businesses (the higher rate of return on the assembled collection of net assets versus acquiring all of the net assets separately).

We have assigned the goodwill to our Industrial Materials segment. Approximately $168.2 million of the goodwill is deductible for federal income tax purposes.
Debt: We repaid $80.6 million of debt and interest rate swaps and assumed an additional $1.2 million of debt. The recorded amount of the debt assumed approximated its fair value. The following is a summary of the third-party debt assumed and not repaid in connection with the close of the Acquisitions (dollars in thousands):

Pennsylvania Industrial Development Authority mortgage note due 2018, interest rate of 3%	$1,020
Secured promissory note due 2014, interest rate of 6.25%	177
Total debt assumed	$1,197

Pro-forma impact of the Acquisitions: The unaudited pro-forma results presented below include the effects of the Acquisitions as if they had been consummated as of January 1, 2009. The pro forma results include the amortization associated with the acquired intangible assets and interest expense associated with debt used to fund the Acquisitions, as well as fair value adjustments for property, plant and equipment and the elimination of related party transactions. To better reflect the combined operating results, material non-recurring charges directly attributable to the Acquisitions have been excluded. In addition, the pro forma results do not include any anticipated synergies or other expected benefits of the Acquisitions. Accordingly, the unaudited pro forma financial information below is not necessarily indicative of either future results of operations or results that might have been achieved had the Acquisitions been consummated as of January 1, 2009 (dollars in thousands, except per share):

	Year Ended December 31,
	2009	2010
Revenue	$802,770	$1,228,935
Net income	58,158	141,909

Material non-recurring pro forma adjustments directly attributable to the Acquisitions include: reversal of LIFO impact, $1.9 million expense in 2009 and $21.0 million benefit in 2010; reversal of equity in (income) losses of non-consolidated affiliate, $55.5 million expense in 2009 and $14.5 million income in 2010; and $25.9 million of transaction expenses in 2010.
Previously held 18.9% equity interest in Seadrift: On June 30, 2008, we acquired 100% of Falcon-Seadrift Holding Corp., now named GrafTech Seadrift Holding Corp. (“GTSD”), which held approximately 18.9% of the equity interests in Seadrift. The substance of the transaction was the acquisition of an asset, the limited partnership units, rather than a business combination. Because the amount we paid for the limited partnerships interests exceeded their tax basis accounting guidance required us to recognize a deferred tax liability for this difference and increase our purchase price. We also had a deferred tax asset valuation allowance at the time we acquired the limited partnership units. Accounting guidance required us to reduce the valuation allowance and decrease the purchase price because the deferred tax liability recorded for the purchase was expected to reverse during the same period that our deferred tax assets were expected to reverse.
We accounted for our investment in Seadrift using the equity method of accounting because we had the ability to exercise significant influence, but not exercise control. In 2009 we determined that the fair value of our investment was less than our carrying amount and that the losses in value were other than temporary. We recorded a non-cash impairment of $52.8 million in 2009 to recognize this other than temporary loss in value.
The following table summarizes the carrying amount (book value) of our investment in Seadrift from January 1, 2010 to November 30, 2010, the date we acquired the remaining 81.1% equity interests (dollars in thousands):

Balance at January 1, 2010	$63,315
Equity in earnings (losses)	4,941
Distributions	(473)
Gain from remeasuring book value to acquisition date fair value	9,559
Balance at November 30, 2010	$77,342

ASC 805 required us to remeasure the book value of our previously held 18.9% equity interest in Seadrift at November 30, 2010 to its fair value and recognize the resulting gain in our 2010 earnings.
Loan to Seadrift: In July 2009, Seadrift entered into agreements to borrow $12.0 million from certain of its shareholders, which included up to $6.0 million from us. Each loan was evidenced by a demand note with an interest rate of 10.0%. We recorded our $6.0 million loan at its face amount, which reasonably approximated its present value. Seadrift repaid the total borrowing of $12.0 million on March 31, 2010.
Micron Research Corporation
On February 9, 2011, we purchased substantially all of the assets and assumed certain trade liabilities of Micron Research Corporation (“Micron Research”), a subsidiary of E. Holdings, Inc., for $6.5 million of cash. Micron Research manufactures super fine grain graphite materials and primarily services Electrical Discharge Machining customers. We intend to utilize their technology and capability to service other applications including solar, electronics and medical. The substance of the transaction is the acquisition of a business and we accounted for the transaction following the guidance in ASC 805. Tangible assets acquired and liabilities assumed were recorded at their estimated fair values of $5.0 million and $0.2 million, respectively. The estimated fair values of finite-lived intangible assets acquired of $1.3 million related to technology and know-how and customer relationships are being amortized over their estimated useful lives ranging from 5 to 15 years. Goodwill of $0.4 million represents the excess of the consideration transferred over the net assets acquired and has been assigned to our Engineered Solutions segment. These values have been prepared based on the allocation of purchase price using estimates of the fair values and useful lives of assets acquired and liabilities assumed based on best available information determined with the assistance of independent valuations, quoted market prices and management estimates.
Fiber Materials, Inc.
On October 31, 2011, we purchased substantially all of the assets and assumed certain trade liabilities of Fiber Materials, Inc. (“FMI”) for $14.0 million of cash. FMI is manufacturer of highly engineered advanced carbon composite materials serving the aerospace and defense industries and high temperature insulation for use in industrial applications. FMI has been assigned to our Engineered Solutions (“ES”) business segment. The substance of the transaction was the acquisition of a business and we accounted for the transaction following the guidance in ASC 805. Tangible assets acquired and liabilities assumed were recorded at their fair values of $13.3 million and $1.4 million, respectively. The fair value of finite-lived intangible assets acquired of $2.5 million relating to customer relationships is being amortized over its estimated useful life of 5 years. These values have been prepared based on the allocation of purchase price using estimates of the fair values and useful lives of assets acquired and liabilities assumed based on best available information determined with the assistance of independent valuations, quoted market prices and management estimates.

Segment Reporting	3 Months Ended
Mar. 31, 2013
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Segment Reporting
Segment Reporting

We operate in two reportable segments: Industrial Materials and Engineered Solutions.
Industrial Materials. Our industrial materials segment manufactures and delivers high quality graphite electrodes, refractory products and needle coke products. Electrodes are key components of the conductive power systems used to produce steel and other non-ferrous metals. Refractory products are used in blast furnaces and submerged arc furnaces due to their high thermal conductivity and the ease with which they can be machined to large or complex shapes. Needle coke, a crystalline form of carbon derived from decant oil, is the key ingredient in, and is used primarily in, the production of graphite electrodes.
Engineered Solutions. The Engineered Solutions segment includes advanced electronics technologies, advanced graphite materials, advanced composite materials and advanced materials. Advanced electronics technology products consist of electronic thermal management solutions, fuel cell components, and sealing materials. Advanced graphite materials are highly engineered synthetic graphite products used in many areas due to their unique properties and the ability to tailor them to specific solutions. These products are used in transportation, alternative energy, metallurgical, chemical, oil and gas exploration and various other industries. Advanced composite materials are highly engineered carbon products that are woven into various shapes to primarily support the aerospace and defense industries. Advanced materials use carbon and graphite powders as components or additives in a variety of industries, including metallurgical processing, battery and fuel cell components, and polymer additives.
We continue to evaluate the performance of our segments based on segment operating income. Intersegment sales and transfers are not material and the accounting policies of the reportable segments are the same as those for our Consolidated Financial Statements as a whole. Corporate expenses are allocated to segments based on each segment’s percentage of consolidated sales.
The following tables summarize financial information concerning our reportable segments:

	For the year Ended December 31,
	2010	2011	2012
	(Dollars in thousands)
Net sales to external customers:
Industrial Materials	$833,892	$1,132,194	$1,025,571
Engineered Solutions	173,101	187,990	222,693
Total net sales	$1,006,993	$1,320,184	$1,248,264
Segment operating income:
Industrial Materials	$140,217	$158,547	$143,268
Engineered Solutions	17,823	7,462	13,200
Total segment operating income	$158,040	$166,009	$156,468
Reconciliation of segment operating income to income from continuing operations before provision for income taxes
Equity in earnings of and gain recorded on acquisition of non-consolidated affiliate	(14,500)	—	—
Other (income) expense, net	(4,768)	4,835	(1,005)
Interest expense	5,076	18,307	23,247
Interest income	(1,333)	(424)	(261)
Income before provision for income taxes	$173,565	$143,291	$134,487

Assets are managed based on geographic location because certain reportable segments share certain facilities. Assets by reportable segment are estimated based on the value of long-lived assets at each location and the sales mix to third party customers at that location.

	At December 31,
	2011	2012
	(Dollars in thousands)
Long-lived assets (a):
Industrial Materials.	$649,389	$685,243
Engineered Solutions	127,495	148,664
Total long-lived assets	$776,884	$833,907

The following tables summarize information as to our operations in different geographic areas.

	For the year Ended December 31,
	2010	2011	2012
	(Dollars in thousands)
Net sales:
U.S.	$203,438	$353,416	$372,014
Americas	177,396	252,316	195,748
Asia Pacific	193,061	240,220	235,658
Europe, Middle East, Africa	433,098	474,232	444,844
Total	$1,006,993	$1,320,184	$1,248,264

	At December 31,
	2011	2012
	(Dollars in thousands)
Long-lived assets (a):
U.S. and Canada	$470,196	$523,818
Mexico	75,145	79,279
Brazil	54,466	47,593
France	52,337	55,792
Spain	76,510	78,392
South Africa	35,559	36,937
Switzerland	5,032	4,829
Other countries	7,639	7,267
Total	$776,884	$833,907

(a)	Long-lived assets represent fixed assets, net of accumulated depreciation.
Segment Reporting

We operate in two reportable segments: Industrial Materials and Engineered Solutions.
Industrial Materials. Our industrial materials segment manufactures and delivers high quality graphite electrodes, refractory products and needle coke products. Electrodes are key components of the conductive power systems used to produce steel and other non-ferrous metals. Refractory products are used in blast furnaces and submerged arc furnaces due to their high thermal conductivity and the ease with which they can be machined to large or complex shapes. Needle coke, a crystalline form of carbon derived from decant oil, is the key ingredient in, and is used primarily in, the production of graphite electrodes.
Engineered Solutions. The Engineered Solutions segment includes advanced electronics technologies, advanced graphite materials, advanced composite materials and advanced materials. Advanced electronics technologies products consist of electronic thermal management solutions, fuel cell components, and sealing materials. Advanced graphite materials are highly engineered synthetic graphite products used in many areas due to their unique properties and the ability to tailor them to specific solutions. These products are used in transportation, alternative energy, metallurgical, chemical, oil and gas exploration and various other industries. Advanced composite materials are highly engineered carbon products that are woven into various shapes to primarily support the aerospace and defense industries. Advanced materials use carbon and graphite powders as components or additives in a variety of industries, including metallurgical processing, battery and fuel cell components, and polymer additives.
We continue to evaluate the performance of our segments based on segment operating income. Intersegment sales and transfers are not material and the accounting policies of the reportable segments are the same as those for our Consolidated Financial Statements as a whole. Corporate expenses are allocated to segments based on each segment’s percentage of consolidated sales.
The following tables summarize financial information concerning our reportable segments:

	For the Three Months Ended
	March 31,
	2012	2013
	(Dollars in thousands)
Net sales to external customers:
Industrial Materials	$192,996	$208,777
Engineered Solutions	47,942	44,950
Total net sales	$240,938	$253,727
Segment operating income:
Industrial Materials	24,925	16,078
Engineered Solutions	(918)	(334)
Total segment operating income	$24,007	$15,744

Reconciliation of segment operating income to income before provision for income taxes
Other (income) expense, net	(3,423)	550
Interest expense	4,762	9,008
Interest income	(81)	(64)
Income before provision for income taxes	$22,749	$6,250

Supply Chain Financing	3 Months Ended
Mar. 31, 2013
Supply Chain Financing [Abstract]
Supply Chain Financing
Supply Chain Financing

We have a supply chain financing arrangement with a financing party. Under this arrangement, we essentially assign our rights to purchase needle coke from a supplier to the financing party. The financing party purchases the product from a supplier under the standard payment terms and then immediately resells it to us under longer payment terms. The financing party pays the supplier the purchase price for the product and then we pay the financing party. Our payment to the financing party for this needle coke includes a mark-up (the “Mark-Up”). The Mark-Up is a premium expressed as a percentage of the purchase price. The Mark-Up is subject to quarterly reviews. This arrangement helps us to maintain a balanced cash conversion cycle between inventory payments and the collection of receivables. Based on the terms of the arrangement, the total amount that we owe to the financing party may not exceed $49.3 million at any point in time.
We record the inventory once title and risk of loss transfers from the supplier to the financing party. We record our liability to the financing party as an accrued liability. Our purchases of inventory under this arrangement were $169.1 million in 2011 and $189.5 million in 2012. We recognized Mark-Up of $1.0 million in 2011 and $0.6 million in 2012 as interest expense.
Supply Chain Financing

We have a supply chain financing arrangement with a financing party. Under this arrangement, we essentially assign our rights to purchase needle coke from a supplier to the financing party. The financing party purchases the product from a supplier under the standard payment terms and then immediately resells it to us under longer payment terms. The financing party pays the supplier the purchase price for the product and then we pay the financing party. Our payment to the financing party for this needle coke includes a mark-up (the “Mark-Up”). The Mark-Up is a premium expressed as a percentage of the purchase price. The Mark-Up is subject to quarterly reviews. This arrangement helps us to maintain a balanced cash conversion cycle between inventory payments and the collection of receivables. Based on the terms of the arrangement, the total amount that we owe to the financing party may not exceed $49.3 million at any point in time.
We record the inventory once title and risk of loss transfers from the supplier to the financing party. We record our liability to the financing party as an accrued liability. Our liability under this arrangement was $27.0 million and $12.7 million as of December 31, 2012 and March 31, 2013, respectively. We recognized Mark-Up of $0.1 million and $0.2 million as interest expense in the three months ended March 31, 2012 and 2013, respectively.

Goodwill And Other Intangible Assets	3 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets
Goodwill and Other Intangible Assets

The Company is required to review goodwill and indefinite-lived intangible assets annually for impairment. Goodwill impairment is tested at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.
Our annual impairment test of goodwill was performed as of December 31, 2012. The estimated fair values of our reporting units were based on discounted cash flow models derived from internal earnings forecasts and assumptions. The assumptions and estimates used in these valuations incorporated the current and expected economic environment. Our model was based on our internally developed forecast and based on these valuations, the fair value substantially exceeded our net asset value. In addition, to the quantitative analysis, we have qualitatively assessed our reporting units and we believe that the quantitative analysis supporting the fair value in excess of the carrying value is appropriate. However, a further deterioration in the global economic environment or in any of the input assumptions in our calculation could adversely affect the fair value of our reporting units and result in an impairment of some or all of the goodwill on the balance sheet.
The changes in the Company’s carrying value of goodwill during the years ended December 31, 2011 and 2012 are as follows:

Total
(Dollars in Thousands)
Balance as of December 31, 2010	$499,238
Translation effect	(1,741)
Business Acquisitions	1,184
Balance as of December 31, 2011	498,681
Translation effect	(420)
Balance as of December 31, 2012	$498,261

The following table summarizes intangible assets with determinable useful lives by major category as of December 31, 2011 and 2012:

	2011			2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Dollars in Thousands)			(Dollars in Thousands)
Patents	$3,520	$(1,393)	$2,127	$3,520	$(1,617)	$1,903
Trade name	7,900	(1,598)	6,302	7,900	(2,870)	5,030
Technology and know-how	43,349	(6,526)	36,823	43,349	(12,554)	30,795
Customer related intangible	110,798	(16,481)	94,317	110,798	(31,233)	79,565
Total finite-lived intangible assets	$165,567	$(25,998)	$139,569	$165,567	$(48,274)	$117,293

Amortization expense of intangible assets in 2010, 2011 and 2012 was $2.1 million, $23.0 million and $22.3 million, respectively. Estimated annual amortization expense for the next five years will approximate $22.0 million in 2013, $20.5 million in 2014, $18.8 million in 2015, $14.7 million in 2016 and $15.9 million in 2017.
Goodwill and Other Intangible Assets
We are required to review goodwill and indefinite-lived intangible assets annually for impairment. Goodwill impairment is tested at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.
Our annual impairment test of goodwill was performed as of December 31, 2012. The estimated fair values of our reporting units were based on discounted cash flow models derived from internal earnings forecasts and assumptions. The assumptions and estimates used in these valuations incorporated the current and expected economic environment. Our model was based on our internally developed forecast and based on these valuations, the fair value substantially exceeded our net asset value. In addition, to the quantitative analysis, we qualitatively assessed our reporting units and we believe that the quantitative analysis supporting the fair value in excess of the carrying value is appropriate. However, a further significant deterioration in the global economic environment or in any of the input assumptions in our calculation could adversely affect the fair value of our reporting units and result in an impairment of some or all of the goodwill on the balance sheet.
During the three months ended March 31, 2013, there were no events or changes in circumstances that would more likely than not reduce the fair value of a reporting unit below its carrying value.
The changes in the carrying value of goodwill during the three months ended March 31, 2013 are as follows:

Total
(Dollars in Thousands)
Balance as of December 31, 2012	$498,261
Currency translation effect	(580)
Balance as of March 31, 2013	$497,681

The following table summarizes intangible assets with determinable useful lives by major category as of December 31, 2012 and March 31, 2013:

	As of December 31, 2012			As of March 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Dollars in Thousands)
Patents	$3,520	$(1,617)	$1,903	$3,520	$(1,673)	$1,847
Trade name	7,900	(2,870)	5,030	7,900	(3,139)	4,761
Technological know-how	43,349	(12,554)	30,795	43,349	(14,061)	29,288
Customer –related intangible	110,798	(31,233)	79,565	110,798	(34,591)	76,207
Total finite-lived intangible assets	$165,567	$(48,274)	$117,293	$165,567	$(53,464)	$112,103

Amortization expense of intangible assets was $5.6 million and $5.2 million in the three months ended March 31, 2012 and March 31, 2013, respectively.

Long-Term Debt And Liquidity	3 Months Ended
Mar. 31, 2013
Long-term Debt and Capital Lease Obligations [Abstract]
Long-Term Debt And Liquidity
Long-Term Debt and Liquidity
The following table presents our long-term debt:

	At December 31,
	2011	2012
	(Dollars in thousands)
Revolving Facility	$232,000	$69,500
Senior Notes	—	300,000
Senior Subordinated Notes	153,442	164,183
Other debt	2,182	2,026
Total	$387,624	$535,709

Revolving Facility
On October 7, 2011, we successfully completed the refinancing of our principal revolving credit facility (“Revolving Facility”). Borrowers under the Revolving Facility were GrafTech Finance Inc. (“GrafTech Finance”) and GrafTech Switzerland S.A. (“Swissco”), both wholly-owned subsidiaries. On April 20, 2012, as permitted by Section 9.19 of the October 7, 2011 Credit Agreement, we entered into an Amended and Restated Credit Agreement pursuant to which, on August 28, 2012, GrafTech Luxembourg II S.à.r.l. (“Luxembourg Holdco”) replaced Swissco as a Borrower. Swissco is no longer entitled to borrow Loans under the Revolving Facility although it is entitled to request letters of credit thereunder only for its own use.
The interest rate applicable to the Revolving Facility is, at GrafTech’s option, either LIBOR plus a margin ranging from 1.5% to 2.25% (depending on our total net leverage ratio and/or senior unsecured rating) or, in the case of dollar denominated loans, the alternate base rate plus a margin ranging from 0.50% to 1.25% (depending upon such ratio or rating). The alternate base rate is the highest of (i) the prime rate announced by JPMorgan Chase Bank, N.A., (ii) the federal fund effective rate plus one-half of 1.0% and (iii) the London interbank offering rate (as adjusted) for a one-month period plus 1.0%. The borrowers pay a per annum fee ranging from 0.25% to 0.40% (depending on such ratio or rating) on the undrawn portion of the commitments under the Revolving Facility.
The financial covenants require us to maintain a minimum cash interest coverage ratio of 3.00 to 1.00 and a maximum senior secured leverage ratio of 2.25 to 1.00, subject to adjustment for certain events. As of December 31, 2012, we were in compliance with all financial and other covenants contained in the Revolving Facility, as applicable.
Senior Notes
On November 20, 2012, GrafTech International Ltd. entered into an indenture dated November 20, 2012 (the “Indenture”) among the Company, certain domestic subsidiaries of the Company party thereto and U.S. Bank National Association, as trustee (the “Trustee”). The Company issued $300 million principal amount of 6.375% Senior Notes due 2020. These Senior Notes are the Company's senior unsecured obligations and rank pari passu with all of the Company's existing and future senior unsecured indebtedness. The Senior Notes are guaranteed on a senior unsecured basis by each of the Company's existing and future subsidiaries that guarantee certain other indebtedness of the Company or another guarantor.

The Senior Notes bear interest at a rate of 6.375% per year, payable semi-annually in arrears on May 15 and November 15 of each year, commencing on May 15, 2013. Interest will accrue from November 20, 2012. The Senior Notes mature on November 15, 2020.

The Company is entitled to redeem some or all of the Senior Notes at any time on or after November 15, 2016, at the redemption prices set forth in the Indenture. In addition, prior to November 15, 2016, the Company may redeem some or all of the Senior Notes at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, plus a “make whole” premium determined as set forth in the Indenture. The Company is also entitled to redeem up to 35%of the aggregate principal amount of the Senior Notes before November 15, 2015 with the net proceeds from certain equity offerings at a redemption price of 106.375% of the principal amount plus accrued and unpaid interest, if any.

If, prior to maturity, a change in control (as defined in the Indenture) of the Company occurs and thereafter certain downgrades of the ratings of the Senior Notes as specified in the Indenture occur, the Company will be required to offer to repurchase any or all of the Senior Notes at a repurchase price equal to 101% of the aggregate principal amount of the Senior Notes, plus any accrued and unpaid interest.

The Indenture also contains covenants that, among other things, limit the ability of the Company and certain of its subsidiaries to: (i) create liens or use assets as security in other transactions; (ii) engage in certain sale/leaseback transactions; and (iii) merge, consolidate or sell, transfer, lease or dispose of substantially all of their assets.

The Indenture also contains customary events of default, including (i) failure to pay principal or interest on the Senior Notes when due and payable, (ii) failure to comply with covenants or agreements in the Indenture or the Senior Notes which failures are not cured or waived as provided in the Indenture, (iii) failure to pay indebtedness of the Company, any Subsidiary Guarantor or Significant Subsidiary (as defined in the Indenture) within any applicable grace period after maturity or acceleration and the total amount of such indebtedness unpaid or accelerated exceeds $50.0 million, (iv) certain events of bankruptcy, insolvency, or reorganization, (v) failure to pay any judgment or decree for an amount in excess of $50.0 million against the Company, any Subsidiary Guarantor or any Significant Subsidiary that is not discharged, waived or stayed as provided in the Indenture, (vi) cessation of any subsidiary guarantee to be in full force and effect or denial or disaffirmance by any Subsidiary Guarantor of its obligations under its subsidiary guarantee, and (vii) a default under the Company's Senior Subordinated Notes. In the case of an event of default, the principal amount of the Senior Notes plus accrued and unpaid interest may be accelerated.

The offering of the Notes was not registered under the Securities Act of 1933, as amended (the “Securities Act”) or any state securities laws or blue sky laws but the Company has agreed to file a registration statement under the Securities Act to permit the exchange of the Notes for new registered notes of the Company having terms substantially identical to the Senior Notes. Under certain circumstances, the Company may also be required to file a shelf registration statement under the Securities Act to register the resale of the Senior Notes by certain holders thereof. If the Company fails to comply with certain of their obligations, the Company will be required to pay additional interest to the holders of the Senior Notes until it does comply.
Senior Subordinated Notes
On November 30, 2010, in connection with the Acquisitions, we issued Senior Subordinated Notes for an aggregate total face amount of $200 million. These Senior Subordinated Notes are non-interest bearing and mature in 2015, see Note 2 “Acquisitions”. Because the promissory notes are non-interest bearing, we were required to record them at their present value (determined using an interest rate of 7%). The difference between the face amount of the promissory notes and their present value is recorded as debt discount. The debt discount will be amortized to income using the interest method, over the life of the promissory notes. The loan balance, net of unamortized discount, was $164.2 million at December 31, 2012.
Long-Term Debt and Liquidity
The following table presents our long-term debt:

	As of December 31, 2012	As of March 31, 2013
	(Dollars in thousands)
Revolving Facility	$69,500	$83,000
Senior Notes	300,000	300,000
Senior Subordinated Notes	164,183	166,983
Other debt	2,026	1,903
Total	$535,709	$551,886

The fair value of long-term debt, which was determined using Level 2 inputs, was $546.3 million, versus a book value of $535.7 million as of December 31, 2012 and $563.7 million, versus a book value of $551.9 million as of March 31, 2013.
Revolving Facility
On October 7, 2011, we successfully completed the refinancing of our principal revolving credit facility (“Revolving Facility”). Borrowers under the Revolving Facility were GrafTech Finance Inc. (“GrafTech Finance”) and GrafTech Switzerland S.A. (“Swissco”), both wholly-owned subsidiaries. On April 20, 2012, as permitted by Section 9.19 of the October 7, 2011 Credit Agreement, we entered into an Amended and Restated Credit Agreement pursuant to which, on August 28, 2012, GrafTech Luxembourg II S.à.r.l. (“Luxembourg Holdco”) replaced Swissco as a Borrower. Swissco is no longer entitled to borrow Loans under the Revolving Facility although it is entitled to request letters of credit thereunder only for its own use.
The interest rate applicable to the Revolving Facility is, at GrafTech’s option, either LIBOR plus a margin ranging from 1.5% to 2.25% (depending on our total net leverage ratio and/or senior unsecured rating) or, in the case of dollar denominated loans, the alternate base rate plus a margin ranging from 0.50% to 1.25% (depending upon such ratio or rating). The alternate base rate is the highest of (i) the prime rate announced by JPMorgan Chase Bank, N.A., (ii) the federal fund effective rate plus one-half of 1.0% and (iii) the London interbank offering rate (as adjusted) for a one-month period plus 1.0%. The borrowers pay a per annum fee ranging from 0.25% to 0.40% (depending on such ratio or rating) on the undrawn portion of the commitments under the Revolving Facility.
The financial covenants require us to maintain a minimum cash interest coverage ratio of 3.00 to 1.00 and a maximum senior secured leverage ratio of 2.25 to 1.00, subject to adjustment for certain events. As of March 31, 2013, we were in compliance with all financial and other covenants contained in the Revolving Facility, as applicable.
Senior Notes
On November 20, 2012, GrafTech International Ltd. entered into an indenture dated November 20, 2012 (the “Indenture”) among the Company, certain domestic subsidiaries of the Company party thereto and U.S. Bank National Association, as trustee (the “Trustee”). The Company issued $300 million principal amount of 6.375% Senior Notes due 2020. These Senior Notes are the Company's senior unsecured obligations and rank pari passu with all of the Company's existing and future senior unsecured indebtedness. The Senior Notes are guaranteed on a senior unsecured basis by each of the Company's existing and future subsidiaries that guarantee certain other indebtedness of the Company or another guarantor.

The Senior Notes bear interest at a rate of 6.375% per year, payable semi-annually in arrears on May 15 and November 15 of each year, commencing on May 15, 2013. Interest will accrue from November 20, 2012. The Senior Notes mature on November 15, 2020.

The Company is entitled to redeem some or all of the Senior Notes at any time on or after November 15, 2016, at the redemption prices set forth in the Indenture. In addition, prior to November 15, 2016, the Company may redeem some or all of the Senior Notes at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, plus a “make whole” premium determined as set forth in the Indenture. The Company is also entitled to redeem up to 35% of the aggregate principal amount of the Senior Notes before November 15, 2015 with the net proceeds from certain equity offerings at a redemption price of 106.375% of the principal amount plus accrued and unpaid interest, if any.

If, prior to maturity, a change in control (as defined in the Indenture) of the Company occurs and thereafter certain downgrades of the ratings of the Senior Notes as specified in the Indenture occur, the Company will be required to offer to repurchase any or all of the Senior Notes at a repurchase price equal to 101% of the aggregate principal amount of the Senior Notes, plus any accrued and unpaid interest.

The Indenture also contains covenants that, among other things, limit the ability of the Company and certain of its subsidiaries to: (i) create liens or use assets as security in other transactions; (ii) engage in certain sale/leaseback transactions; and (iii) merge, consolidate or sell, transfer, lease or dispose of substantially all of their assets.

The Indenture also contains customary events of default, including (i) failure to pay principal or interest on the Senior Notes when due and payable, (ii) failure to comply with covenants or agreements in the Indenture or the Senior Notes which failures are not cured or waived as provided in the Indenture, (iii) failure to pay indebtedness of the Company, any Subsidiary Guarantor or Significant Subsidiary (as defined in the Indenture) within any applicable grace period after maturity or acceleration and the total amount of such indebtedness unpaid or accelerated exceeds $50.0 million, (iv) certain events of bankruptcy, insolvency, or reorganization, (v) failure to pay any judgment or decree for an amount in excess of $50.0 million against the Company, any Subsidiary Guarantor or any Significant Subsidiary that is not discharged, waived or stayed as provided in the Indenture, (vi) cessation of any subsidiary guarantee to be in full force and effect or denial or disaffirmance by any Subsidiary Guarantor of its obligations under its subsidiary guarantee, and (vii) a default under the Company's Senior Subordinated Notes. In the case of an event of default, the principal amount of the Senior Notes plus accrued and unpaid interest may be accelerated.

The offering of the Senior Notes was not registered under the Securities Act of 1933, as amended (the “Securities Act”) or any state securities laws or blue sky laws but the Company has agreed to file a registration statement under the Securities Act to permit the exchange of the Senior Notes for new registered notes of the Company having terms substantially identical to the Senior Notes. Under certain circumstances, the Company may also be required to file a shelf registration statement under the Securities Act to register the resale of the Senior Notes by certain holders thereof. If the Company fails to comply with certain of their obligations, the Company will be required to pay additional interest to the holders of the Senior Notes until it does comply.
Senior Subordinated Notes
On November 30, 2010, in connection with our acquisitions of Seadrift Coke L.P. and C/G Electrodes LLC, we issued Senior Subordinated Notes for an aggregate face amount of $200 million. These Senior Subordinated Notes are non-interest bearing and mature in 2015. Because these notes are non-interest bearing, we were required to record them at their present value (determined using an interest rate of 7%). The difference between the face amount of the notes and their present value is recorded as debt discount. The debt discount is amortized to income using the interest method, over the life of the notes. The loan balance, net of unamortized discount, was $164.2 million as of December 31, 2012 and $167.0 million as of March 31, 2013.

Fair Value Measurements And Derivative Instruments	3 Months Ended
Mar. 31, 2013
Fair Value Measurements And Derivative Instruments [Abstract]
Fair Value Measurements And Derivative Instruments
Fair Value Measurements and Derivative Instruments
Fair Market Value Measurements
Depending on the inputs, we classify each fair value measurement as follows:

•	Level 1 – based upon quoted prices for identical instruments in active markets,

•
Level 2 – based upon quoted prices for similar instruments, prices for identical or similar instruments in markets that are not active, or model-derived valuations of all of whose significant inputs are observable, and

•	Level 3 – based upon one or more significant unobservable inputs.

The following section describes key inputs and assumptions used in valuation methodologies of our assets and liabilities measured at fair value on a recurring basis:
Cash and cash equivalents, short-term notes and accounts receivable, accounts payable and other current payables – The carrying amount approximates fair value because of the short maturity of these instruments.
Long-term debt – Fair value of long-term debt, which was determined using Level 2 inputs, as of December 31, 2011 was $387.6 million and approximated fair value. As of December 31, 2012 the fair value was $546.3 million, versus a book value of $535.7 million.
Foreign currency derivatives – Foreign currency derivatives are carried at market value using Level 2 inputs. The outstanding contracts at December 31, 2011 and 2012 represented unrealized gains of $2.4 million and unrealized losses of $1.3 million, respectively.
Commodity derivative contracts – Commodity derivative contracts are carried at fair value. We determine the fair value using observable, quoted natural gas and refined oil product prices that are determined by active markets and therefore classify the commodity derivative contracts as Level 2. The outstanding commodity derivative contracts as of December 31, 2011 represented unrealized losses of $0.5 million and no gain or loss as of December 31, 2012.
Derivative Instruments
We use derivative instruments as part of our overall foreign currency and commodity risk management strategies to manage the risk of exchange rate movements that would reduce the value of our foreign cash flows and to minimize commodity price volatility. Foreign currency exchange rate movements create a degree of risk by affecting the value of sales made and costs incurred in currencies other than the US Dollar.
Certain of our derivative contracts contain provisions that require us to provide collateral. Since the counterparties to these financial instruments are large commercial banks and similar financial institutions, we do not believe that we are exposed to material counterparty credit risk. We do not anticipate nonperformance by any of the counter-parties to our instruments.
Foreign currency derivatives
We enter into foreign currency derivatives from time to time to attempt to manage exposure to changes in currency exchange rates. These foreign currency instruments, which include, but are not limited to, forward exchange contracts and purchased currency options, attempt to hedge global currency exposures such as foreign currency denominated debt, sales, receivables, payables, and purchases. Forward exchange contracts are agreements to exchange different currencies at a specified future date and at a specified rate. There was no ineffectiveness on these contracts during the twelve months ended December 31, 2011 or 2012.
In 2011 and 2012, we entered into foreign forward currency derivatives as hedges of anticipated cash flows denominated in the Mexican peso, Brazilian real, South African rand, euro and Japanese yen. These derivatives were entered into to protect the risk that the eventual cash flows resulting from such transactions will be adversely affected by changes in exchange rates between the US dollar and the Mexican peso, Brazilian real, South African rand, euro and Japanese yen. As of December 31, 2011, we had outstanding Brazilian real, euro, and Japanese yen currency contracts, with aggregate notional amounts of $131.9 million. As of December 31, 2012, we had outstanding Mexican peso, Brazilian real, South African rand, euro, and Japanese yen currency contracts, with aggregate notional amounts of $183.7 million. The foreign currency derivatives outstanding as of December 31, 2012 have several maturity dates ranging from January 2013 to December 2013.
Commodity derivative contracts
We periodically enter into derivative contracts for natural gas and certain refined oil products. These contracts are entered into to protect against the risk that eventual cash flows related to these products will be adversely affected by future changes in prices. There was no ineffectiveness on these contracts during the twelve months ended December 31, 2011 or 2012. As of December 31, 2012, we had outstanding derivative swap contracts for refined oil products with aggregate notional amounts of $31.9 million. These contracts have maturity dates ranging from January 2013 to March 2013.
The fair value of all derivatives is recorded as assets or liabilities on a gross basis in our Consolidated Balance Sheets. At December 31, 2011 and 2012, the fair values of our derivatives and their respective balance sheet locations are presented in the following table:

	Asset Derivatives		Liability Derivatives
	Location	Fair Value	Location	Fair Value
As of December 31, 2011	(Dollars in Thousands)
Derivatives designated as cash flow hedges:
Foreign currency derivatives	Other receivables	$4,412	Other payables	$1,834
Commodity derivative contracts	Other current assets	1,104	Other current liabilities	1,557
Total fair value		$5,516		$3,391

As of December 31, 2012
Derivatives designated as cash flow hedges:
Foreign currency derivatives	Other receivables	$1,062	Other payables	$2,374
Commodity derivative contracts	Other current assets	—	Other current liabilities	31
Total fair value		$1,062		$2,405

	Asset Derivatives		Liability Derivatives
	Location	Fair Value	Location	Fair Value
As of December 31, 2011	(Dollars in Thousands)
Derivatives designated as fair value hedges:
Foreign currency derivatives	Other receivables	$—	Other payables	$195
Total fair value		$—		$195

As of December 31, 2012
Derivatives designated as fair value hedges:
Foreign currency derivatives	Other receivables	$—	Other payables	$—
Total fair value		$—		$—

	Asset Derivatives		Liability Derivatives
	Location	Fair Value	Location	Fair Value
As of December 31, 2011	(Dollars in Thousands)
Derivatives not designated as hedges:
Foreign currency derivatives	Other receivables	$—	Other payables	$—
Total fair value		$—		$—

As of December 31, 2012
Derivatives not designated as hedges:
Foreign currency derivatives	Other receivables	$242	Other payables	$—
Total fair value		$242		$—
The location and amount of realized (gains) losses on derivatives are recognized in the Statements of Income when the hedged item impacts earnings and are as follows for the years ended 2011 and 2012:

		Amount of (Gain)/Loss Recognized (Effective Portion)
	Location of (Gain)/Loss Reclassified from Other Comprehensive Income (Effective Portion)	2011	2012
		(Dollars in Thousands)
Derivatives designated as cash flow hedges:
Foreign currency derivatives	Cost of goods sold/Other expense / (income) / Revenue	$368	$(5,226)
Commodity forward derivatives	Cost of goods sold / Revenue	$(7,287)	$(9,430)

		(Gain)/Loss Recognized (Effective Portion)
	Location of (Gain)/Loss Recognized in the Consolidated Statement of Income	2011	2012
		(Dollars in Thousands)
Derivatives designated as fair value hedges:
Foreign currency derivatives	Cost of goods sold/Other expense (income)	$(1,491)	$209

		Amount of (Gain)/Loss Recognized
	Location of (Gain)/Loss Recognized in the Consolidated Statement of Income	2011	2012
		(Dollars in thousands)
Derivatives not designated as hedges:
Foreign currency derivatives	Cost of goods sold/Other expense (income)	$—	$346

Our foreign currency and commodity derivatives are treated as hedges and are required to be measured at fair value on a recurring basis. With respect to the inputs used to determine the fair value, we use observable, quoted rates that are determined by active markets and, therefore, classify the contracts as “Level 2”.
Derivative Instruments
We use derivative instruments as part of our overall foreign currency and commodity risk management strategies to manage the risk of exchange rate movements that would reduce the value of our foreign cash flows and to minimize commodity price volatility. Foreign currency exchange rate movements create a degree of risk by affecting the value of sales made and costs incurred in currencies other than the US dollar.
Certain of our derivative contracts contain provisions that require us to provide collateral. Since the counterparties to these financial instruments are large commercial banks and similar financial institutions, we do not believe that we are exposed to material counterparty credit risk. We do not anticipate nonperformance by any of the counter-parties to our instruments.
Foreign currency derivatives
We enter into foreign currency derivatives from time to time to attempt to manage exposure to changes in currency exchange rates. These foreign currency instruments, which include, but are not limited to, forward exchange contracts and purchased currency options, attempt to hedge global currency exposures such as foreign currency denominated debt, sales, receivables, payables, and purchases. Forward exchange contracts are agreements to exchange different currencies at a specified future date and at a specified rate. There was no ineffectiveness on these contracts designated as hedging instruments during the three months ended March 31, 2012 and 2013.
In 2012 and 2013, we entered into foreign forward currency derivatives denominated in the Mexican peso, South African rand, Brazilian real, euro and Japanese yen. These derivatives were entered into to protect the risk that the eventual cash flows resulting from such transactions may be adversely affected by changes in exchange rates between the US dollar and the Mexican peso, South African rand, Brazilian real, euro and Japanese yen. As of March 31, 2013, we had outstanding Mexican peso, South African rand, Brazilian real, euro, and Japanese yen currency contracts with aggregate notional amounts of $255.0 million. The foreign currency derivatives outstanding as of March 31, 2013 have several maturity dates ranging from April 2013 to December 2013.
Commodity derivative contracts
We periodically enter into derivative contracts for certain refined oil products and natural gas. These contracts are entered into to protect against the risk that eventual cash flows related to these products may be adversely affected by future changes in prices. There was no ineffectiveness on these contracts during the three months ended March 31, 2013. As of March 31, 2013, we had outstanding derivative swap contracts for refined oil products with aggregate notional amounts of $28.5 million. These contracts have maturity dates ranging from April 2013 to June 2013.
The fair value of all derivatives is recorded as assets or liabilities on a gross basis in our Consolidated Balance Sheets. At December 31, 2012 and March 31, 2013, the fair values of our derivatives and their respective balance sheet locations are presented in the following tables:

	Asset Derivatives		Liability Derivatives
	Location	Fair Value	Location	Fair Value
As of December 31, 2012	(Dollars in Thousands)
Derivatives designated as cash flow hedges:
Foreign currency derivatives	Other receivables	$1,062	Other payables	$2,374
Commodity derivative contracts	Other current assets	—	Other current liabilities	31
Total fair value		$1,062		$2,405

As of March 31, 2013
Derivatives designated as cash flow hedges:
Foreign currency derivatives	Other receivables	$2,886	Other payables	$886
Commodity derivative contracts	Other current assets	258	Other current liabilities	15
Total fair value		$3,144		$901

	Asset Derivatives		Liability Derivatives
	Location	Fair Value	Location	Fair Value
As of December 31, 2012	(Dollars in Thousands)
Derivatives not designated as hedges:
Foreign currency derivatives	Other receivables	$242	Other payables	$—
Total fair value		$242		$—

As of March 31, 2013
Derivatives not designated as hedges:
Foreign currency derivatives	Other receivables	$96	Other payables	$130
Total fair value		$96		$130

The location and amount of realized (gains) losses on derivatives are recognized in the Statements of Income when the hedged item impacts earnings and are as follows for the three months ended March 31, 2012 and 2013:

		Amount of (Gain)/Loss Recognized (Effective Portion)
Three Months Ended March 31,	Location of (Gain)/Loss Reclassified from Other Comprehensive Income (Effective Portion)	2012	2013
		(Dollars in Thousands)
Derivatives designated as cash flow hedges:
Foreign currency derivatives, excluding tax of $122 and $(9), respectively	Cost of goods sold/Other expense / (income) / Revenue	$(1,221)	$94
Commodity forward derivatives, excluding tax of $894 and $117, respectively	Cost of goods sold / Revenue	$(2,470)	$(323)

		(Gain)/Loss Recognized (Effective Portion)
Three Months Ended March 31,	Location of (Gain)/Loss Recognized in the Consolidated Statement of Income	2012	2013
		(Dollars in Thousands)
Derivatives designated as fair value hedges:
Foreign currency derivatives	Cost of goods sold/Other expense (income)	$209	$—

		Amount of (Gain)/Loss Recognized
Three Months Ended March 31,	Location of (Gain)/Loss Recognized in the Consolidated Statement of Income	2012	2013
		(Dollars in thousands)
Derivatives not designated as hedges:
Foreign currency derivatives	Cost of goods sold/Other expense (income)	$63	$(1,782)

Our foreign currency and commodity derivatives are treated as hedges and are required to be measured at fair value on a recurring basis. With respect to the inputs used to determine the fair value, we use observable, quoted rates that are determined by active markets and, therefore, classify the contracts as “Level 2”.

Interest Expense	3 Months Ended
Mar. 31, 2013
Interest and Debt Expense [Abstract]
Interest Expense
Interest Expense

The following table presents an analysis of interest expense:

	For the year Ended December 31,
	2010	2011	2012
	(Dollars in thousands)
Interest incurred on debt	$985	$5,745	$10,172
Amortization of discount on Senior Subordinated Notes	806	10,039	10,742
Amortization of debt issuance costs	1,761	1,521	1,712
Supply Chain Financing mark-up	1,524	1,002	621
Total interest expense	$5,076	$18,307	$23,247

Interest rates
The Revolving Facility had an effective interest rate of 2.05% and 2.21% as of December 31, 2011 and 2012, respectively. The Senior Notes carry an interest rate of 6.375%. The Senior Subordinated Notes have an implied rate of 7.00%.
Interest Expense
The following table presents an analysis of interest expense:

	For the Three Months Ended
	March 31,
	2012	2013
	(Dollars in thousands)

Interest incurred on debt	$1,637	$5,449
Amortization of discount on Senior Subordinated Notes	2,617	2,801
Amortization of debt issuance costs	377	555
Supply Chain Financing mark-up	131	203
Total interest expense	$4,762	$9,008

Interest Rates
The Revolving Facility had an effective interest rate of 2.21% and 2.20% as of December 31, 2012 and March 31, 2013, respectively. The Senior Subordinated Notes have an implied interest rate of 7.00%. The Senior Notes have a fixed interest rate of 6.375%.

Inventories	3 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Inventories
Inventories
Inventories are comprised of the following:

	As of December 31, 2012	As of March 31, 2013
	(Dollars in thousands)
Inventories:
Raw materials and supplies	$230,057	$226,232
Work in process	213,948	234,400
Finished goods	73,293	84,190
	517,298	544,822
Reserves	(4,233)	(6,600)
Total	$513,065	$538,222

Other Expense (Income), Net	3 Months Ended
Mar. 31, 2013
Other Nonoperating Income (Expense) [Abstract]
Other Expense (Income), Net
Other (Income) Expense, Net
As part of our cash management, we have intercompany loans between our subsidiaries. These loans are deemed to be temporary and, as a result, remeasurement gains/losses are recorded in other (income) expense, net, on the Consolidated Statements of Income. We had a net currency loss in 2011 of $2.6 million and a net currency gain of of $0.6 million in 2012, mainly due to the remeasurement of intercompany loans and the effect of transaction gains and losses on intercompany activities.
In addition, other (income) expense in 2012, includes $4.0 million of insurance reimbursements for claims made related to flood damages incurred at our Clarksburg, West Virginia facility during 2011.
Other (Income) Expense, Net
Other income for the three months ended March 31, 2012, includes $4.0 million of insurance reimbursements for claims made related to flood damages incurred at our Clarksburg, West Virginia facility during 2011.

Supplementary Balance Sheet Detail	3 Months Ended
Mar. 31, 2013
Balance Sheet Related Disclosures [Abstract]
Supplementary Balance Sheet Detail
Supplementary Balance Sheet Detail

The following tables present supplementary balance sheet details:

	At December 31,
	2011	2012
	(Dollars in thousands)
Accounts and notes receivable, net:
Trade	$224,905	$244,000
Allowance for doubtful accounts	(4,153)	(7,571)
	$220,752	$236,429
Inventories:
Raw materials and supplies	$168,982	$230,057
Work in process	205,968	213,948
Finished goods	73,821	73,293
	448,771	517,298
Reserves	(4,709)	(4,233)
	$444,062	$513,065
Property, plant and equipment:
Land and improvements	$34,896	$36,744
Buildings	175,588	182,838
Machinery and equipment and other	1,105,440	1,172,045
Construction in progress	115,508	140,732
	$1,431,432	$1,532,359
Other accrued liabilities:
Payrolls (including incentive programs)	$7,624	7,461
Customer prepayments	8,478	7,594
Employee compensation and benefits	11,680	10,335
Other	12,393	25,563
	$40,175	$50,953
Other long term obligations:
Postretirement benefits	$29,630	$30,465
Pension and related benefits	75,840	73,202
Other	25,830	21,338
	$131,300	$125,005

The following table presents an analysis of the allowance for doubtful accounts:

	At December 31,
	2010	2011	2012
	(Dollars in thousands)
Balance at beginning of year	$4,545	$3,892	$4,153
Additions	1,004	1,438	5,159
Deductions	(1,657)	(1,177)	(1,741)
Balance at end of year	$3,892	$4,153	$7,571

Inventories
We allocate fixed production overheads to the costs of conversion based on normal capacity of the production facilities. It also requires that we recognize abnormal amounts of idle facility expense, freight, handling costs, and wasted materials (spoilage) as current period charges. As of December 31, 2011 we had no costs in excess of normal absorption. Costs in excess of normal absorption as of December 31, 2012 were $3.5 million.
The following table presents an analysis of our inventory reserves:

	At December 31,
	2010	2011	2012
	(Dollars in thousands)
Balance at beginning of year	$2,518	$2,716	$4,709
Additions	2,844	4,154	4,052
Deductions	(2,646)	(2,161)	(4,528)
Balance at end of year	$2,716	$4,709	$4,233

Commitments	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments
Commitments

Lease commitments under non-cancelable operating leases extending for one year or more will require the following future payments:

(Dollars in thousands)
2013	$2,808
2014	1,916
2015	585
2016	547
2017	231
After 2017	—

Total lease and rental expenses under non-cancelable operating leases extending one year or more approximated $2.6 million in 2010, $2.4 million in 2011 and $3.2 million in 2012.
We are parties to contracts with ConocoPhillips through December 2013 for the supply of petroleum needle coke, our primary raw material used in the manufacture of graphite electrodes. The agreements provide for quantities of needle coke which we believe, together with needle coke that we source from Seadrift and other sources, are sufficient for our requirements as currently forecast. These supply agreements also contain customary terms and conditions including annual price negotiations, dispute resolution and termination provisions.
We have supply agreements that require us to purchase electricity and natural gas from January 1, 2013 through December 31, 2013. The total obligation under these contracts is $5.4 million.

Retirement Plans And Postretirement Benefits	3 Months Ended
Mar. 31, 2013
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Retirement Plans and Postretirement Benefits
Retirement Plans
On February 26, 1991, we formed our own retirement plan covering substantially all our U.S. employees. Under our plan, covered employees earned benefit payments based primarily on their service credits and wages subsequent to February 26, 1991.
Prior to that date, substantially all our U.S. employees were participants in the U.S. retirement plan of Union Carbide Corporation (“Union Carbide”). While service credit was frozen, covered employees continued to earn benefits under the Union Carbide plan based on their final average wages through February 26, 1991, adjusted for salary increases (not to exceed six percent per annum) through January 26, 1995, the date Union Carbide ceased to own a minimum 50% of the equity of GTI. The Union Carbide plan is responsible for paying retirement and death benefits earned as of February 26, 1991.
Effective January 1, 2002, we established a defined contribution plan for U.S. employees. Certain employees had the option to remain in our defined benefit plan for an additional period of up to five years. Employees not covered by this option had their benefits under our defined benefit plan frozen as of December 31, 2001, and began participating in the defined contribution plan.
Effective March 31, 2003, we curtailed our qualified benefit plan and the benefits were frozen as of that date for the U.S. employees who had the option to remain in our defined benefit plan. We also closed our non-qualified U.S. defined benefit plan for the participating salaried workforce. The employees began participating in the defined contribution plan as of April 1, 2003.
We make quarterly contributions equal to 1% of each employee’s total eligible pay. The expense recorded for contributions to this plan was $0.5 million in 2010, $0.8 million in 2011 and $1.0 million in 2012. All such contributions were made using company stock.
Pension coverage for employees of foreign subsidiaries is provided, to the extent deemed appropriate, through separate plans. Obligations under such plans are systematically provided for by depositing funds with trustees, under insurance policies or by book reserves.
The components of our consolidated net pension costs are set forth in the following table.

	For the Year Ended December 31,
	2010		2011		2012
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Service cost	$400	$257	$525	$343	$610	$1,095
Interest cost	7,114	2,668	6,759	2,501	6,114	2,532
Expected return on assets	(6,385)	(2,166)	(6,688)	(2,225)	(6,520)	(2,299)
Amortization of prior service cost	—	53	—	26	—	24
Settlement loss	—	49	—	—	—	—
Mark-to-market loss	5,304	4,107	19,775	1,190	6,572	1,662
	$6,433	$4,968	$20,371	$1,835	$6,776	$3,014

The primary driver of the mark-to-market losses in 2011 and 2012 was a decrease in the discount rate due to lower interest rates.
Amounts recognized in other comprehensive income:

	For the Year Ended December 31,
	2010		2011		2012
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Amortization of prior service cost	$—	$(53)	$—	$(26)	$—	$(24)
Effect of exchange rates	—	(28)	—	(8)	—	3
Total recognized in other comprehensive loss	$—	$(81)	$—	$(34)	$—	$(21)
Total recognized in pension costs and other comprehensive loss	$6,433	$4,887	$20,371	$1,801	$6,776	$2,993

The reconciliation of the beginning and ending balances of our pension plans’ benefit obligations, fair value of assets, and funded status at December 31, 2011 and 2012 are:

	At December 31,
	2011		2012
	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Changes in Benefit Obligation:
Net benefit obligation at beginning of year	$134,691	$54,875	$144,809	$73,217
Service cost	525	343	610	1,095
Interest cost	6,759	2,501	6,114	2,532
Participant contributions	—	124	—	347
Foreign currency exchange changes	—	(598)	—	3,153
Actuarial loss	11,871	18,940	8,695	2,995
Benefits paid	(9,037)	(2,968)	(8,759)	(3,028)
Net benefit obligation at end of year	$144,809	$73,217	$151,469	$80,311
Changes in Plan Assets:
Fair value of plan assets at beginning of year	$85,896	$48,774	$80,935	$65,960
Actual return on plan assets	(1,215)	13,398	8,643	3,668
Foreign currency exchange rate changes	—	(448)	—	2,919
Employer contributions	5,291	542	10,500	1,884
Participant contributions	—	124	—	347
Actuarial loss	—	6,538	—	—
Benefits paid	(9,037)	(2,968)	(8,759)	(3,028)
Fair value of plan assets at end of year	$80,935	$65,960	$91,319	$71,750
Funded status (underfunded):	$(63,874)	$(7,257)	$(60,150)	$(8,561)
Amounts recognized in accumulated other comprehensive loss:
Prior service credit	$—	$(287)	$—	$(266)
Amounts recognized in the statement of financial position:
Non-current assets	$—	$—	$—	$—
Current liabilities	(558)	(208)	(557)	(260)
Non-current liabilities	(63,316)	(7,048)	(59,593)	(8,301)
Net amount recognized	$(63,874)	$(7,256)	$(60,150)	$(8,561)

The accumulated benefit obligation for all defined benefit pension plans was $218.0 million and $230.1 million at December 31, 2011 and 2012, respectively.

Plan Assets
The accounting guidance on fair value measurements specifies a hierarchy based on the observability of inputs used in valuation techniques (Level 1, 2 and 3). See Note 7, “Fair Value Measurements and Derivative Instruments,” for a discussion of the fair value hierarchy.
The following describes the methods and significant assumptions used to estimate the fair value of the investments:
Cash and cash equivalents – Valued at cost. Cash equivalents are valued at net asset value as provided by the administrator of the fund.
Foreign government bonds – Valued by the trustees using various pricing services of financial institutions.
Debt securities – Valued by the trustee at year-end using various pricing services of financial institutions, including Interactive Data Corporation, Standard & Poor’s and Telekurs.
Equity securities – Valued at the closing price reported on the active market on which the security is traded.
Fixed insurance contract – Valued at the present value of the guaranteed payment streams.
Investment contracts – Valued at the total cost of annuity contracts purchased, adjusted for market differences from the date of purchase to year-end.
Collective trusts – Valued at the net asset value provided by the administrator of the fund. The net asset value is based on the value of the underlying assets owned by the fund, minus its liabilities, divided by the number of units outstanding.

The fair value of the plan assets by category is summarized below (dollars in thousands):

	December 31, 2011				December 31, 2012
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
U.S. Plan Assets
Cash and cash equivalents	$1,001	—	—	$1,001	$1,516	—	—	$1,516
Collective trusts	—	79,934	—	79,934	—	$89,803	—	89,803
Total	$1,001	79,934	—	$80,935	$1,516	$89,803	—	$91,319
International Plan Assets
Cash and cash equivalents	$96	—	—	$96	$248	—	—	$248
Foreign government bonds	—	$1,022	—	1,022	—	1,107	—	1,107
Investment contracts	—	—	$56,114	56,114	—	—	$60,344	60,344
Fixed insurance contracts	—	—	8,728	8,728	—	—	10,051	10,051
Total	$96	$1,022	$64,842	$65,960	$248	$1,107	$70,395	$71,750

The following table presents the changes for those financial instruments classified within Level 3 of the valuation hierarchy for international plan pension assets for the years ended December 31, 2011 and 2012 (dollars in thousands):

	Investment Contracts	Fixed Insurance Contracts
Balance at January 1, 2011	$45,094	$1,743
Gain / contributions / currency impact	13,110	6,985
Distributions	(2,090)	—
Balance at December 31, 2011	56,114	8,728
Gain / contributions / currency impact	7,118	1,323
Distributions	(2,888)	—
Balance at December 31, 2012	$60,344	$10,051

We annually re-evaluate assumptions and estimates used in projecting pension assets, liabilities and expenses. These assumptions and estimates may affect the carrying value of pension assets, liabilities and expenses in our Consolidated Financial Statements. Assumptions used to determine net pension costs and projected benefit obligations are:

	Pension Benefit Obligations At December 31,
	2011	2012
Weighted average assumptions to determine benefit obligations:
Discount rate	4.06%	3.58%
Rate of compensation increase	2.44%	2.44%

	Pension Benefit Obligations At December 31,
	2011	2012
Weighted average assumptions to determine net cost:
Discount rate	4.98%	4.06%
Expected return on plan assets	6.74%	5.95%
Rate of compensation increase	3.02%	2.44%

We adjust our discount rate annually in relation to the rate at which the benefits could be effectively settled. Discount rates are set for each plan in reference to the yields available on AA-rated corporate bonds of appropriate currency and duration. The appropriate discount rate is derived by developing an AA-rated corporate bond yield curve in each currency. The discount rate for a given plan is the rate implied by the yield curve for the duration of that plan’s liabilities. In certain countries, where little public information is available on which to base discount rate assumptions, the discount rate is based on government bond yields or other indices and approximate adjustments to allow for the differences in weighted durations for the specific plans and/or allowance for assumed credit spreads between government and AA rated corporate bonds.
The expected return on assets assumption represents our best estimate of the long-term return on plan assets and generally was estimated by computing a weighted average return of the underlying long-term expected returns on the different asset classes, based on the target asset allocations. The expected return on assets assumption is a long-term assumption that is expected to remain the same from one year to the next unless there is a significant change in the target asset allocation, the fees and expenses paid by the plan or market conditions. However, we have adjusted this estimate downward as a result of the recent decline in global market conditions.
The rate of compensation increase assumption is generally based on salary increases.
Plan Assets. The following table presents our retirement plan weighted average asset allocations at December 31, 2012, by asset category:

	Percentage of Plan Assets at December 31, 2012
	US	Foreign
Equity securities	21%	—%
Fixed income, debt securities, or cash	79%	100%
Total	100%	100%

Investment Policy and Strategy. The investment policy and strategy of the U.S. plan is to invest approximately 20% in equities and approximately 80% in fixed income securities. The plan can be invested up to 100% in equities, including shares of our common stock. Rebalancing is undertaken monthly. To the extent we maintain plans in other countries, target asset allocation is 100% fixed income investments. For each plan, the investment policy is set within both asset return and local statutory requirements.
The following table presents our retirement plan weighted average target asset allocations at December 31, 2012, by asset category:

	Percentage of Plan Assets at December 31, 2012
	US	Foreign
Equity securities	20%	—%
Fixed Income	80%	100%
Total	100%	100%

Information for our pension plans with an accumulated benefit obligation in excess of plan assets at December 31, 2011 and 2012 follows:

	2011		2012
	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Accumulated benefit obligation	$144,809	$72,075	$151,469	$78,595
Fair value of plan assets	80,935	64,938	91,319	71,750

Information for our pension plans with a projected benefit obligation in excess of plan assets at December 31, 2011 and 2012 follows:

	2011		2012
	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Projected benefit obligation	$144,809	$73,217	$151,469	$80,311
Fair value of plan assets	80,935	65,960	91,319	71,750

Following is our projected future pension plan cash flow by year:

	U.S.	Foreign
	(Dollars in thousands)
Expected contributions in 2013:
Expected employer contributions	$6,298	$3,453
Expected employee contributions	—	—
Estimated future benefit payments reflecting expected future service for the years ending December 31:
2013	9,399	3,725
2014	9,343	4,211
2015	9,282	3,767
2016	9,294	4,248
2017	9,361	4,225
2018-2022	47,085	22,071

Postretirement Benefit Plans
We provide life insurance benefits for eligible retired employees. These benefits are provided through various insurance companies. We accrue the estimated net postretirement benefit costs during the employees’ credited service periods.
In July 2002, we amended our U.S. postretirement medical coverage. In 2003 and 2004, we discontinued the Medicare Supplement Plan (for retirees 65 years or older or those eligible for Medicare benefits). This change applied to all U.S. active employees and retirees. In June 2003, we announced the termination of the existing early retiree medical plan for retirees under age 65, effective December 31, 2005. In addition, we limited the amount of retiree’s life insurance after December 31, 2004. These modifications are accounted for prospectively. The impact of these changes is being amortized over the average remaining period to full eligibility of the related postretirement benefits.
During 2009, we amended one of our U.S. plans to eliminate the life insurance benefit for certain non-pooled participants.
The components of our consolidated net postretirement costs are set forth in the following table.

	For the Year Ended December 31,
	2010		2011		2012
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Service cost	$—	$163	$—	$178	—	$183
Interest cost	685	1,074	583	1,064	497	1,024
Amortization of prior service credit	—	(193)	—	(201)	—	(199)
Plan amendment	—	—	—	—	—	1,170
Mark-to-market (gain) loss	(3,163)	1,121	(219)	1,538	60	551
	$(2,478)	$2,165	$364	$2,579	$557	$2,729

The primary driver of the mark-to-market losses in 2011 and 2012 was a decrease in the discount rate due to lower interest rates.
Amounts recognized in other comprehensive income are:

	For the Year Ended December 31,
	2010		2011		2012
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Amortization of prior service cost	$—	$193	$—	$201	$—	$199
Effect of exchange rates	—	(131)	—	49	—	(53)
Total recognized in other comprehensive income	$—	$62	$—	$250	$—	$146
Total recognized in net post retirement cost (benefit) and other comprehensive income	$(2,478)	$2,227	$364	$2,829	$557	$2,875

We estimate that in 2013 our postretirement costs will include amortization of $0.2 million of prior service credit from stockholders’ equity.
The reconciliation of beginning and ending balances of benefit obligations under, fair value of assets of, and the funded status of, our postretirement plans is set forth in the following table:

	Postretirement Benefits at December 31,
	2011		2012
	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Changes in Benefit Obligation:
Net benefit obligation at beginning of year	$14,475	$17,773	$14,316	$17,592
Service cost	—	178	—	183
Interest cost	583	1,064	497	1,024
Foreign currency exchange rates	—	(1,791)	—	(157)
Actuarial (gain) loss	(219)	1,625	60	541
Gross benefits paid	(523)	(1,257)	(1,367)	(1,165)
Plan amendment	—	—	—	1,170
Net benefit obligation at end of year	$14,316	$17,592	$13,506	$19,188
Changes in Plan Assets:
Fair value of plan assets at beginning of year	$—	$—	$—	$—
Employer contributions	523	1,257	1,367	1,165
Gross benefits paid	(523)	(1,257)	(1,367)	(1,165)
Fair value of plan assets at end of year	$—	$—	$—	$—
Funded status:	$(14,316)	$(17,592)	$(13,506)	$(19,188)
Amounts recognized in accumulated other comprehensive loss:
Prior service credit	$—	$2,354	$—	$2,208
Amounts recognized in the statement of financial position:
Current liabilities	$(1,512)	$(1,077)	$(1,394)	$(1,132)
Non-current liabilities	(12,803)	(16,515)	(12,112)	(18,056)
Net amount recognized	$(14,315)	$(17,592)	$(13,506)	$(19,188)

We annually re-evaluate assumptions and estimates used in projecting the postretirement liabilities and expenses. These assumptions and estimates may affect the carrying value of postretirement plan liabilities and expenses in our Consolidated Financial Statements. Assumptions used to determine net postretirement benefit costs and postretirement projected benefit obligation are set forth in the following table:

	Postretirement Benefit Obligations At December 31,
	2011	2012
Weighted average assumptions to determine benefit obligations:
Discount rate	4.94%	4.44%
Health care cost trend on covered charges:
Initial	7.68%	7.52%
Ultimate	5.71%	5.94%
Years to ultimate	4	4

	Postretirement Benefit Costs At December 31,
	2011	2012
Weighted average assumptions to determine net cost:
Discount rate	5.52%	4.94%
Health care cost trend on covered charges:
Initial	6.68%	7.68%
Ultimate	5.66%	5.71%
Years to ultimate	1	3

Assumed health care cost trend rates have a significant effect on the amounts reported for our postretirement benefits. A one-percentage point change in assumed health care cost trend rates would have the following effects at December 31, 2012:

	One Percentage Point Increase		One Percentage Point Decrease
	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Effect on total service cost and interest cost components	$4	$137	$(2)	$(111)
Effect on benefit obligations	$145	$1,190	$(111)	$(979)

Discount rates are set for each plan in reference to the yields available on AA-rated corporate bonds of appropriate currency and duration. The appropriate discount rate is derived by developing an AA-rated corporate bond yield curve in each currency. The discount rate for a given plan is the rate implied by the yield curve for the duration of that plan’s liabilities. In certain countries, where little public information is available on which to base discount rate assumptions, the discount rate is based on government bond yields or other indices and approximate adjustments to allow for the differences in weighted durations for the specific plans and/or allowance for assumed credit spreads between government and AA-rated corporate bonds.
The following table represents projected future postretirement cash flow by year:

	U.S.	Foreign
	(Dollars in thousands)
Expected contributions in 2013:
Expected employer contributions	$1,394	$1,132
Expected employee contributions	—	—
Estimated future benefit payments reflecting expected future service for the years ending December 31:
2013	1,394	1,132
2014	1,365	1,136
2015	1,303	1,138
2016	1,236	1,127
2017	1,139	1,149
2018-2022	4,239	5,941

Other Non-Qualified Benefit Plans
Since January 1, 1995, we have established various unfunded, non-qualified supplemental retirement and deferred compensation plans for certain eligible employees. We established benefits protection trusts (collectively, the “Trust”) to partially provide for the benefits of employees participating in these plans. As of December 31, 2011 and December 31, 2012, the Trust had assets of approximately $4.2 million and $4.3 million, respectively, which are included in other assets on the Consolidated Balance Sheets. These assets include 76,095 shares of common stock that we contributed to the Trust. These shares, if later sold, could be used for partial funding of our future obligations under certain of our compensation and benefit plans. The shares held in Trust are not considered outstanding for purposes of calculating earnings per share until they are committed to be sold or otherwise used for funding purposes.
Savings Plan
Our employee savings plan provides eligible employees the opportunity for long-term savings and investment. The plan allows employees to contribute up to 5% of pay as a basic contribution and an additional 45% of pay as supplemental contribution. For 2010, 2011, and 2012 we contributed on behalf of each participating employee, in units of a fund that invests entirely in our common stock, 100% on the first 3% contributed by the employee and 50% on the next 2% contributed by the employee. We contributed 175,530 shares in 2010, resulting in an expense of $2.7 million; 186,237 shares in 2011, resulting in an expense of $3.3 million; and 433,496 shares in 2012, resulting in an expense of $4.6 million.
Benefit Plans
The components of our consolidated net pension costs are set forth in the following table:

	For the Three Months Ended
	March 31,
	2012	2013
	(Dollars in thousands)
Service cost	$426	$489
Interest cost	2,150	1,985
Expected return on plan assets	(2,195)	(1,706)
Amortization of prior service cost	6	6
Net cost	$387	$774

The components of our consolidated net postretirement costs are set forth in the following table:

	For the Three Months Ended
	March 31,
	2012	2013
	(Dollars in thousands)
Service cost	$46	$28
Interest cost	381	331
Amortization of prior service benefit	(49)	(50)
Plan amendment	—	—
Net cost	$378	$309

Management Compensation And Incentive Plans	3 Months Ended
Mar. 31, 2013
Management Compensation And Incentive Plans [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Stock-Based Compensation
For the three months ended March 31, 2012 and 2013, we recognized $3.5 million and $2.4 million, respectively, in stock-based compensation expense. A majority of the expense, $3.2 million and $2.1 million, respectively, was recorded as selling and administrative expenses in the Consolidated Statements of Income, with the remaining expenses recorded as cost of sales and research and development.
As of March 31, 2013, the total compensation cost related to non-vested restricted stock, performance shares and stock options not yet recognized was $18.5 million, which will be recognized over the weighted average life of 1.7 years.
Restricted Stock and Performance Shares
Restricted stock and performance share awards activity under the plans for the three months ended March 31, 2013 was:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding unvested as of January 1, 2013	1,851,919	$13.30
Granted	90,542	8.77
Vested	(288,939)	15.90
Forfeited/canceled/expired	(70,821)	19.21
Outstanding unvested as of March 31, 2013	1,582,701	12.30

Stock Options
Stock option activity under the plans for the three months ended March 31, 2013 was:

	Number of Shares	Weighted- Average Exercise Price
Outstanding as of January 1, 2013	1,730,149	$12.35
Granted	5,200	9.74
Forfeited/canceled/expired	—	—
Exercised	(40,735)	4.29
Outstanding as of March 31, 2013	1,694,614	12.54

Management Compensation And Incentive Plans
Management Compensation and Incentive Plans
Stock-Based Compensation
We have historically maintained several stock incentive plans. The plans permitted the granting of options, restricted stock and other awards. As of December 31, 2012, the aggregate number of shares authorized under the plans since their initial adoption was 23,300,000. Shares issued upon vesting of awards or exercise of options are new share issuances. Upon the vesting or payment of stock awards, an employee may elect receipt of the full share amount and either pay the resulting taxes or sell shares in the open market to cover the tax obligation. We sometimes elect to purchase these shares rather than allow them to be sold in the open market.
Stock-Based Compensation
We recognized $7.4 million, $8.9 million, and $9.6 million in stock-based compensation expense in 2010, 2011 and 2012, respectively. A majority of the expense, $6.8 million, $7.9 million, and $8.7 million, respectively, was recorded as selling and administrative expenses in the Consolidated Statements of Income, with the remainder recorded as cost of sales and research and development. We expect our stock-based compensation expense to approximate $11.3 million in 2013.
As of December 31, 2012, the total compensation expense related to non-vested restricted stock and stock options not yet recognized was $21.4 million which will be recognized over the weighted average life of 1.8 years.
In November 2012, the 2012 Long-Term Incentive Plan (“2012 LTIP”) under our 2005 Equity Incentive Plan was approved. Under 2012 LTIP we granted 415,400 stock options with an exercise price of $9.51; 318,100 restricted share units; and up to 1,052,200 performance shares, which represent the right to receive shares contingent upon the achievement of one or more performance measures. The options vest as to 1/3 of the grant on each of the next three grant date anniversaries and expire 10 years from the grant date. The restricted share units vest as to 1/3 of the grant on each of the next three grant date anniversaries. Performance shares are earned based on our ranking of return on average invested capital and earnings per share growth compared to a target peer group for a three year period beginning January 1, 2013. Compensation for performance shares can fluctuate based on our relative performance to the peer group as well as how we perform to the targets. Performance shares earned will vest on March 31, 2016, provided the participant is still employed by us on that date.
Accounting for Stock-Based Compensation
Restricted Stock and Performance Shares. Compensation expense for restricted stock and performance share awards is based on the closing price of our common stock on the date of grant, less our assumptions of dividend yield and expected forfeitures or cancellations of awards throughout the vesting period, which generally range between one and three years. The weighted average grant date fair value of restricted stock and performance shares was approximately $16.37 and $10.08 per share at December 31, 2011 and 2012, respectively.
Restricted stock and performance share awards activity under the plans for the year ended December 31, 2012, was:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding unvested at January 1, 2012	1,725,158	$15.82
Granted	964,906	10.08
Vested	(523,713)	13.99
Forfeited/canceled/expired	(314,432)	16.10
Outstanding at December 31, 2012	1,851,919	$13.30

During 2012, we granted 964,906 shares of restricted stock and performance shares to certain directors, officers and employees at prices ranging from $9.51 to $16.75. Of the total shares granted, 377,670 will vest over a three year period, with one-third of the shares vesting on the anniversary date of the grant in each of the next three years. An additional 543,000 shares will vest over a 39 month period, subject to performance multipliers, based on company performance against a peer group. The remaining 44,236 shares vest over a period of one year. Unvested shares granted to each employee also vest upon the occurrence of a change in control, as defined. Unvested shares are forfeited based on the terms of the award.
Stock Options. Compensation expense for stock options is based on the estimated fair value of the option on the date of the grant. We calculate the estimated fair value of the option using the Black-Scholes option-pricing model. During 2010, we granted 252,900 options to certain of our directors, officers and employees. The weighted-average fair value of the options granted in 2010 was $11.57. During 2011, we granted 420,460 options to certain of our officers and employees. The weighted-average fair value of the options granted in 2011 was $10.71. During 2012, we granted 441,700 options to certain of our officers and employees.The weighted-average fair value of the options granted in 2012 was $9.82. The weighted average assumptions used in our Black-Scholes option-pricing model for options granted in 2010, 2011 and 2012 are:

	For the Year Ended December 31, 2010	For the Year Ended December 31, 2011	For the Year Ended December 31, 2012
Dividend yield	—%	—%	—%
Expected volatility	64.53% - 69.76%	57.75% - 58.83%	55.33-57.32
Risk-free interest rate	1.43% - 3.08%	0.85% - 2.24%	0.66% - 0.90%
Expected term in years	6 years	6 years	6 years

Dividend Yield. A dividend assumption of 0% is used for all grants based on our history of not paying dividends.
Expected Volatility. We estimate the volatility of our common stock at the date of grant based on the historical volatility of our common stock. The volatility factor we use is based on our historical stock prices over the most recent period commensurate with the estimated expected life of the award.
Risk-Free Interest Rate. We base the risk-free interest rate on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award.
Expected Term In Years. The expected life of awards granted represents the time period that the awards are expected to be outstanding. We determined the expected term of the grants using the “simplified” method as described by the SEC, since we do not have a history of stock option awards to provide a reliable basis for estimating such.
Stock option activity under the plans for the year ended December 31, 2012 was:

	Number of Shares	Weighted- Average Exercise Price
Outstanding at January 1, 2012	1,327,087	$13.15
Granted	441,700	9.82
Exercised	(21,471)	7.35
Forfeited/canceled/expired	(17,167)	15.49
Outstanding at December 31, 2012	1,730,149	$12.35

Options outstanding at December 31, 2012, have a weighted average remaining contractual life of 7.3 years, a weighted average remaining vesting period of 1.6 years, and an aggregate intrinsic value of $0.7 million. The intrinsic value of options exercised for the year ended December 31, 2012 was $0.1 million.

Stock options outstanding and exercisable under our plans at December 31, 2012 are:

			Options Outstanding			Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Prices	Number Exercisable	Weighted Average Exercise Prices
$2.83	-	$22.57	1,730,149	7.3	$12.35	948,662	$12.44

At December 31, 2012, we have 1,301,875 options vested and expected to vest in the next year. Options exercisable at December 31, 2012, have a weighted-average contractual life of 5.6 years and an aggregate intrinsic value of $0.7 million.
Incentive Compensation Plans
We have a global incentive program for our worldwide salaried and hourly employees, the Incentive Compensation Program (the “ICP”), which includes a shareholder-approved executive incentive compensation plan. The ICP is based primarily on earnings before income taxes and achieving cash flow targets and, to a lesser extent, strategic targets. The balance of our accrued liability for ICP was $0.5 million at December 31, 2011 and $7.1 million at December 31, 2012.

Contingencies	3 Months Ended
Mar. 31, 2013
Loss Contingency [Abstract]
Contingencies
Contingencies
Legal Proceedings
We are involved in various investigations, lawsuits, claims, demands, environmental compliance programs and other legal proceedings arising out of or incidental to the conduct of our business. While it is not possible to determine the ultimate disposition of each of these matters, we do not believe that their ultimate disposition will have a material adverse effect on our financial position, results of operations or cash flows.

Product Warranties
We generally sell products with a limited warranty. We accrue for known warranty claims if a loss is probable and can be reasonably estimated. We also accrue for estimated warranty claims incurred based on a historical claims charge analysis. Claims accrued but not yet paid and the related activity within the reserve for 2011 and 2012 are as follows:

(Dollars in Thousands)
Balance at December 31, 2011	$1,531
Product warranty charges/adjustments	461
Payments and settlements	(507)
Balance at December 31, 2012	$1,485
Contingencies
Legal Proceedings
We are involved in various investigations, lawsuits, claims, demands, environmental compliance programs and other legal proceedings arising out of or incidental to the conduct of our business. While it is not possible to determine the ultimate disposition of each of these matters, we do not believe that their ultimate disposition will have a material adverse effect on our financial position, results of operations or cash flows.
Product Warranties
We generally sell products with a limited warranty. We accrue for known warranty claims if a loss is probable and can be reasonably estimated. We also accrue for estimated warranty claims incurred based on a historical claims charge analysis. Claims accrued but not yet paid and the related activity within the accrual for the three months ended March 31, 2013, are presented below (dollars in thousands):

Balance as of December 31, 2012	$1,485
Product warranty adjustments	(1)
Payments and settlements	(319)
Balance as of March 31, 2013	$1,165

Income Taxes	3 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The following table summarizes the U.S. and non-U.S. components of income (loss) before provision (benefit) for income taxes:

	For the Year Ended December 31,
	2010	2011	2012
	(Dollars in thousands)
U.S.	$32,539	$32,877	$29,422
Non-U.S.	141,026	110,414	105,065
	$173,565	$143,291	$134,487

Income tax expense (benefit) consists of the following:

	For the Year Ended December 31,
	2010	2011	2012
	(Dollars in thousands)
U.S income taxes:
Current	$6,307	$16,988	$(6,529)
Deferred	(29,060)	(46,379)	4,543
	(22,753)	(29,391)	(1,986)
Non-U.S. income taxes:
Current	21,638	18,173	12,371
Deferred	20	1,325	6,462
	21,658	19,498	18,833
Total income tax expense (benefit)	$(1,095)	$(9,893)	$16,847

Income tax expense (benefit) differed from the amounts computed by applying the U.S. federal income tax rate of 35% to income before provision (benefit) for income taxes as set forth in the following table:

	For the Year Ended December 31,
	2010	2011	2012
	(Dollars in thousands)
Tax at statutory U.S. federal rate	$60,748	$50,152	$47,071
U.S. valuation allowance, net	(42,393)	(45,989)	(1,800)
State taxes, net of federal tax benefit	337	474	593
U.S. tax return adjustments to estimated taxes	3,311	(455)	(1,612)
Non-controlling interest gain	(3,345)	—	—
Nondeductible expenses acquisition costs	5,324	—	—
Establishment (resolution) of uncertain tax positions	(1,151)	1,507	(8,118)
Adjustment for foreign income taxed at different rates	(19,107)	(14,450)	(15,553)
Non-U.S. tax exemptions, holidays and credits	(4,781)	(2,535)	(4,259)
Other	(38)	1,403	524
Total income tax expense (benefit)	$(1,095)	$(9,893)	$16,846

The tax effects of temporary differences that give rise to significant components of the deferred tax assets and deferred tax liabilities at December 31, 2011, and December 31, 2012 are set forth in the following table:

	At December 31,
	2011	2012
	(Dollars in thousands)
Deferred tax assets:
Postretirement and other employee benefits	$48,209	$51,646
Foreign tax credit and other carryforwards	57,428	54,102
Capitalized research and experimental costs	1,712	999
Environmental reserves	3,935	4,057
Inventory adjustments	11,202	13,365
Capital loss	3,226	3,222
Other	7,148	9,052
Total gross deferred tax assets	132,860	136,443
Less: valuation allowance	(25,509)	(26,312)
Total deferred tax assets	107,351	110,131
Deferred tax liabilities:
Fixed assets	$90,552	$102,568
Debt discount amortization	12,563	9,720
Inventory	5,575	9,531
Unrealized foreign currency exchange gain	560	80
Goodwill and acquired intangibles	13,240	11,299
Other	730	2,340
Total deferred tax liabilities	123,220	135,538
Net deferred tax liability	$15,869	$25,407

Deferred income tax assets and liabilities are classified on a net current and non-current basis within each tax jurisdiction. Net current deferred income tax assets are included in prepaid expenses and other current assets in the amount of $14.7 million at December 31, 2011 and $20.4 million at December 31, 2012. Net non-current deferred tax assets are separately stated as deferred income taxes in the amount of $7.9 million at December 31, 2011 and $6.2 million at December 31, 2012. Net current deferred tax liabilities are included in accrued income and other taxes in the amount of $6.3 million at December 31, 2011 and $10.0 million at December 31, 2012. Net non-current deferred tax liabilities are separately stated as deferred income taxes in the amount of $32.2 million at December 31, 2011 and $42.0 million at December 31, 2012.
We continue to assess the need for valuation allowances against deferred tax assets based on determinations of whether it is more likely than not that deferred tax benefits will be realized through the generation of future taxable income. Appropriate consideration is given to all available evidence, both positive and negative, in assessing the need for a valuation allowance. Examples of positive evidence would include a strong earnings history, an event or events that would increase our taxable income through a continued reduction of expenses, and tax planning strategies that would indicate an ability to realize deferred tax assets. In circumstances where the significant positive evidence does not yet outweigh the negative evidence in regards to whether or not a valuation allowance is required, we have maintained valuation allowances on those deferred tax assets.
Valuation allowance activity for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the year ended December 31,
	2010	2011	2012
	(Dollars in thousands)
Balance at January 1	$106,831	$74,945	$25,509
(Credited) / charged to income	(11,366)	(49,403)	(1,800)
Acquisition accounting	(30,333)	—	—
Translation adjustment	528	(391)	(52)
Changes attributable to movement in underlying assets	9,397	358	2,655
Other	(112)	—	—
Balance at December 31	$74,945	$25,509	$26,312

We have total foreign tax credit carryforwards of $27.7 million at December 31, 2012. Of these tax credit carryforwards, $none expire in 2013, $0.3 million expires in 2014, $3.7 million expires in 2015 and $23.7 million expires in 2016.
In addition, we have state carryforwards on a gross tax affected basis of $13.5 million, which can be carried forward from 5 to 20 years. Prior to 2011, a full valuation allowance position existed on state net operating loss ("NOL") carryforward deferred tax assets. We have assessed the need for valuation allowances against deferred tax assets based on determinations of whether it is more likely than not that deferred tax benefits will be realized through the generation of future taxable income. Appropriate consideration is given to all available evidence, both positive and negative, in assessing the need for a valuation allowance, including existing level of profitability and recently available projections of future taxable income, which are comparable with current year results.
Based on this assessment, we released valuation allowances of $1.8 million in 2012, relating to the state NOL carryforwards that are expected to be utilized in future years. The remaining NOL carryforwards an our other state deferred tax assets, including tax credits, will continue to have a valuation allowance.
The amount of state net operating loss carryforwards reflected in the table above has been reduced by $0.6 million as a result of unrealized stock option deductions.
We have non-U.S. loss and tax credit carryforwards on a gross tax effected basis of $13.2 million, which can be carried forward from 10 years to indefinitely.
As of December 31, 2012, we had unrecognized tax benefits of $9.8 million, the $5.7 million of which, if recognized, would have a favorable impact on our effective tax rate. We have elected to report interest and penalties related to uncertain tax positions as income tax expense. Accrued interest and penalties were $0.3 million as of December 31, 2010, $0.6 million as of December 31, 2011 and $1.0 million as of December 31, 2012. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2010	2011	2012
	(Dollars in thousands)
Balance at January 1	$20,656	$13,719	$16,788
Additions based on tax positions related to the current year	—	—	90
Additions for tax positions of prior years	15,205	3,910	4,643
Reductions for tax positions of prior years	(20,660)	(165)	(11,019)
Lapse of statutes of limitations	(1,183)	(627)	(163)
Settlements	—	—	(576)
Foreign currency impact	(299)	(49)	6
Balance at December 31	$13,719	$16,788	$9,769

We anticipate that $6.3 million of the amount of unrecognized tax benefits may be reversed within the next twelve months due to settlements and the expiration of statutes of limitation.

We file income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. All U.S. tax years prior to 2010 are generally closed by statute or have been audited and settled with the domestic tax authorities. We have one issue outstanding from the 2008 federal audit, which is under appeals. We are also under audit in Switzerland for federal, cantonal, and communal taxes for the tax years ended 2006 - 2009. All other non-U.S. jurisdictions are still open to examination beginning after 2007.

We have not provided for U.S. income taxes or foreign withholding taxes on the differences between the financial reporting basis in our foreign investments, and the tax in such investments, which are considered to be permanently reinvested as of December 31, 2012 (excluding Previously Taxed Income). Any outside basis difference would be taxable upon the sale or liquidation of the foreign subsidiaries, or upon the remittance of dividends. The measurement of the unrecognized U.S. income taxes, if any, that may be associated with these outside basis differences, is not practicable.
Income Taxes
We compute an estimated annual effective tax rate on a quarterly basis, considering ordinary income and related income tax expense. Ordinary income refers to income (loss) before income tax expense excluding significant, unusual, or infrequently occurring items. The tax effect of an unusual or infrequently occurring item is recorded in the interim period in which it occurs. These items may include the cumulative effect of changes in tax laws or rates, impairment charges, adjustments to prior period uncertain tax positions, or adjustments to our valuation allowance due to changes in judgment of the realizability of deferred tax assets.
The following table summarizes the provision for income taxes for the three months ended March 31, 2012 and March 31, 2013:

	For the Three Months Ended
	March 31,
	2012	2013
	(Dollars in thousands)
Tax expense	$5,220	$2,040
Pretax income	$22,749	$6,250
Effective tax rates	22.9%	32.6%

The current year effective tax rate differs from the U.S statutory rate of 35% primarily due to an enacted tax law change resulting in a favorable discrete item.
As of March 31, 2013, we had unrecognized tax benefits of $10.0 million, $5.9 million of which, if recognized, would have a favorable impact on our effective tax rate. It is reasonably possible that a reduction of unrecognized tax benefits of $5.8 million may occur within 12 months due to settlements and the expiration of statutes of limitation.
We file income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. All U.S. tax years prior to 2010 are generally closed by statute or have been audited and settled with the domestic tax authorities. We have one issue outstanding from the 2008 U.S. federal audit, which is under appeals. We are also under audit in Switzerland for federal, cantonal, and communal taxes for the tax years ended 2006 - 2009. All other non-U.S. jurisdictions are still open to examination beginning after 2007.
We continue to assess the need for valuation allowances against deferred tax assets based on determinations of whether it is more likely than not that deferred tax benefits will be realized through the generation of future taxable income. Appropriate consideration is given to all available evidence, both positive and negative, in assessing the need for a valuation allowance. Examples of positive evidence would include a strong earnings history, an event or events that would increase our taxable income through a continued reduction of expenses, and tax planning strategies that would indicate an ability to realize deferred tax assets. In circumstances where significant positive evidence does not yet outweigh negative evidence, we have maintained valuation allowances on those deferred tax assets.

Earnings Per Share	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

The following table shows the information used in the calculation of our basic and diluted earnings per share as of December 31:

	At December 31,
	2010	2011	2012
	(Dollars in thousands)
Weighted average common shares outstanding for basic calculation	122,620,950	145,156,045	138,551,804
Add: Effect of stock options and restricted stock	831,615	1,246,241	1,148,300
Weighted average common shares outstanding for diluted calculation	123,452,565	146,402,286	139,700,104

Basic earnings per common share are calculated by dividing net income by the weighted average number of common shares outstanding. Diluted earnings per share are calculated by dividing net income by the sum of the weighted average number of common shares outstanding plus the additional common shares that would have been outstanding if potentially dilutive securities had been issued.
The weighted average common shares outstanding for the diluted earnings per share calculation excludes consideration of stock options covering 453,700 shares in 2010, 226,897 shares in 2011 and 865,844 shares in 2012, as the exercise prices were greater than the weighted average market price of our common stock for that period.
During 2012, we repurchased, in the open market, ten million shares under a previously announced share repurchase program authorized by the Board of Directors. These share repurchases represented a financing cash outflow of $101.7 million for 2012. These share repurchases decreased the weighted average shares outstanding by 5.6 million shares for 2012.
Earnings per Share
The following table shows the information used in the calculation of our share counts for basic and diluted earnings per share:

	For the Three Months Ended
	March 31,
	2012	2013
Weighted average common shares outstanding for basic calculation	143,795,454	134,645,729
Add: Effect of stock options and restricted stock	703,313	186,829
Weighted average common shares outstanding for diluted calculation	144,498,767	134,832,558

Basic earnings per common share are calculated by dividing net income by the weighted average number of common shares outstanding. Diluted earnings per share are calculated by dividing net income by the sum of the weighted average number of common shares outstanding plus the additional common shares that would have been outstanding if potentially dilutive securities had been issued.
The weighted average common shares outstanding for the diluted earnings per share calculation excludes consideration of stock options covering 461,197 shares in the three months ended March 31, 2012, as the exercise prices were greater than the weighted average market price of our common stock for that period. The weighted average common shares outstanding for the diluted earnings per share calculation excludes consideration of stock options covering 1,594,615 shares in the three months ended March 31, 2013 with exercise prices greater than the weighted average market price of our common stock for that period.

Accumulated Other Comprehensive Loss	3 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss

The balance in our accumulated other comprehensive loss is set forth in the following table:

	For year ended December 31,
	2011	2012
	(Dollars in thousands)
Foreign currency translation adjustments	$271,282	$281,211
Commodities and foreign currency derivatives, net of tax of $1,714 and ($25), respectively	(9,345)	(533)
Total accumulated comprehensive loss	$261,937	$280,678

Supplemental Guarantor Information	3 Months Ended
Mar. 31, 2013
Consolidating Financials [Abstract]
Supplemental Guarantor Information
Guarantor Information

On November 20, 2012, GrafTech International Ltd. (the “Parent”), issued $300 million aggregate principal amount of Senior Notes. The Senior Notes mature on November 15, 2020 and bear interest at a rate of 6.375% per year, payable semi-annually in arrears on May 15 and November 15 of each year. The Senior Notes have been guaranteed on a senior basis by the following wholly-owned direct and indirect subsidiaries of the Parent: GrafTech Finance Inc., GrafTech Holdings Inc., GrafTech USA LLC, Seadrift Coke LLP, Fiber Materials, Inc., Intermat, GrafTech Global Enterprises Inc., GrafTech International Holdings Inc., GrafTech DE LLC, GrafTech Seadrift Holding Corp, GrafTech International Trading Inc., GrafTech Technology LLC, GrafTech NY Inc., and Graphite Electrode Network LLC

    The guarantors of the Senior Notes, solely in their respective capacities as such, are collectively called the “Guarantors.” Our other subsidiaries, which are not guarantors of the Senior Notes, are called the “Non-Guarantors.”

    All of the guarantees are unsecured. All of the guarantees are full, unconditional (subject to limited exceptions described below) and joint and several. Each of the Guarantors are 100% owned, directly or indirectly, by the Parent. All of the guarantees of the Senior Notes continue until the Senior Notes have been paid in full, and payment under such guarantees could be required immediately upon the occurrence of an event of default under the Senior Notes. If a guarantor makes a payment under its guarantee of the Senior Notes, it would have the right under certain circumstances to seek contribution from the other guarantors of the Senior Notes, respectively.

The Guarantors will be released from the guarantees upon the occurrence of certain events, including the following:  the unconditional release or discharge of any guarantee or indebtedness that resulted in the creation of the guarantee of the Senior Notes by such Guarantor; the sale or other disposition, including by way of merger or consolidation or the sale of its capital stock following which such Guarantor is no longer a subsidiary of the Parent; or the Parent's exercise of its legal defeasance option or its covenant defeasance option as described in the indenture applicable to the Senior Notes.  If any Guarantor is released, no holder of the Senior Notes will have a claim as a creditor against such Guarantor and the indebtedness and other liabilities, including trade payables and preferred stock, if any, of such Guarantor will be effectively senior to the claim or any holders of the Senior Notes.

    Investments in subsidiaries are recorded on the equity basis.

    The following tables set forth condensed consolidating balance sheets as of December 31, 2011 and December 31, 2012 and condensed consolidating statements of income, comprehensive income and statements of cash flows for the years ended December 31, 2010, 2011 and 2012 of the Parent, Guarantors and the Non-Guarantors.

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
As of December 31, 2011
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$366	$3,503	$8,560	$—	$12,429
Accounts receivable - affiliates	26,356	10,773	22,485	(59,614)	—
Accounts receivable - trade	—	73,048	147,704	—	220,752
Inventories	—	182,125	261,937	—	444,062
Prepaid expenses and other current assets	—	20,678	34,029	—	54,707
Total current assets	26,722	290,127	474,715	(59,614)	731,950

Investment in affiliates	1,667,938	808,130	—	(2,476,068)	—
Property, plant and equipment	—	467,513	309,371	—	776,884
Deferred income taxes	—	3,827	7,931	(3,827)	7,931
Goodwill	—	293,161	205,520	—	498,681
Notes receivable - affiliate	—	181,398	—	(181,398)	—
Other assets	—	76,825	76,095	—	152,920
Total Assets	$1,694,660	$2,120,981	$1,073,632	$(2,720,907)	$2,168,366

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable - affiliate	$507	$48,842	$10,265	$(59,614)	$—
Accounts payable - trade	—	56,454	92,201	—	148,655
Short-term debt	—	7,666	6,502	—	14,168
Accrued income and other taxes	18,548	4,213	21,569	—	44,330
Supply chain financing liability	—	—	29,930	—	29,930
Other accrued liabilities	—	12,121	28,049	—	40,170
Total current liabilities	19,055	129,296	188,516	(59,614)	277,253

Long-term debt - affiliate	169,656	—	11,742	(181,398)	—
Long-term debt - third party	153,442	232,862	1,320	—	387,624
Other long-term obligations	—	90,885	40,415	—	131,300
Deferred income taxes	12,563	—	23,509	(3,827)	32,245
Stockholders' equity	1,339,944	1,667,938	808,130	(2,476,068)	1,339,944
Total Liabilities and Stockholders' Equity	$1,694,660	$2,120,981	$1,073,632	$(2,720,907)	$2,168,366

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
As of December 31, 2012
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$4,425	$12,892	—	$17,317
Accounts receivable - affiliates	26,399	38,116	29,177	(93,692)	—
Accounts receivable - trade	—	78,053	158,376	—	236,429
Inventories	—	159,217	353,848	—	513,065
Prepaid expenses and other current assets	—	13,681	42,509	—	56,190
Total current assets	26,399	293,492	596,802	(93,692)	823,001

Investment in affiliates	1,728,316	868,063	—	(2,596,379)	—
Property, plant and equipment	—	523,818	310,089	—	833,907
Deferred income taxes	—	—	6,157	—	6,157
Goodwill	—	293,162	205,099	—	498,261
Notes receivable - affiliate	66,869	22,413	—	(89,282)	—
Other assets	5,218	65,269	66,102	—	136,589
Total Assets	$1,826,802	$2,066,217	$1,184,249	$(2,779,353)	$2,297,915

LIABILITIES AND STOCKHOLDER EQUITY
Current Liabilities:
Accounts payable - affiliate	$—	$55,349	$38,343	$(93,692)	$—
Accounts payable - trade	273	33,126	94,721	—	128,120
Short-term debt	—	171	8,255	—	8,426
Accrued income and other taxes	597	3,948	26,378	—	30,923
Supply chain financing liability	—	—	26,962	—	26,962
Other accrued liabilities	2,178	15,597	33,178	—	50,953
Total current liabilities	3,048	108,191	227,837	(93,692)	245,384

Long-term debt - affiliate	—	66,869	22,413	(89,282)	—
Long-term debt - third party	464,183	70,190	1,336	—	535,709
Other long-term obligations	—	86,026	38,979	—	125,005
Deferred income taxes	9,720	6,625	25,621	—	41,966
Stockholders' equity	1,349,851	1,728,316	868,063	(2,596,379)	1,349,851
Total Liabilities and Stockholders' Equity	$1,826,802	$2,066,217	$1,184,249	$(2,779,353)	$2,297,915

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
For the year ended December 31, 2010
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Sales - affiliates	—	$24,026	$129,972	$(153,998)	—
Sales - third party	—	307,278	699,715	—	1,006,993
Net sales	—	331,304	829,687	(153,998)	1,006,993
Cost of sales	—	260,070	611,670	(153,998)	717,742
Gross profit	—	71,234	218,017	—	289,251
Research and development	—	12,202	—	—	12,202
Selling and administrative expenses	—	38,251	80,758	—	119,009
Operating income	—	20,781	137,259	—	158,040
Equity in earnings of, and gain recorded on acquisition of, non-consolidated affiliate	—	(14,500)	—	—	(14,500)
Other (income) expense, net	—	(4,287)	(481)	—	(4,768)
Interest expense - affiliate	—	4,701	—	(4,701)	—
Interest expense - third party	806	2,166	2,104	—	5,076
Interest income - affiliate	—	—	(4,701)	4,701	—
Interest income - third party	—	(188)	(1,145)	—	(1,333)
Income before income taxes	(806)	32,889	141,482	—	173,565

(Benefit) provision for income taxes	(292)	(22,768)	21,965	—	(1,095)
Equity in earnings of subsidiary	175,174	119,517	—	(294,691)	—
Net income	174,660	175,174	119,517	(294,691)	174,660

Statements of Comprehensive Income

Net income	174,660	175,174	119,517	(294,691)	174,660
Other comprehensive income:
Foreign currency translation	(5,866)	—	(5,866)	5,866	(5,866)
Commodities and foreign currency derivatives	2,353	265	2,088	(2,353)	2,353
Other Comprehensive income (loss)	(3,513)	265	(3,778)	3,513	(3,513)
Comprehensive income (loss)	171,147	175,439	115,739	(291,178)	171,147

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
For the year ended December 31, 2011
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Sales - affiliates	$—	$130,304	$165,397	$(295,701)	$—
Sales - third party	—	556,675	763,509	—	1,320,184
Net sales	—	686,979	928,906	(295,701)	1,320,184
Cost of sales	—	545,334	746,005	(295,701)	995,638
Gross profit	—	141,645	182,901	—	324,546
Research and development	—	13,797	179	—	13,976
Selling and administrative expenses	6	64,969	79,586	—	144,561
Operating income	(6)	62,879	103,136	—	166,009

Other expense (income), net	40	5,568	(773)	—	4,835
Interest expense - affiliate	4,631	9,221	—	(13,852)	—
Interest expense - third party	10,038	5,678	2,591	—	18,307
Interest income - affiliate	—	(4,631)	(9,221)	13,852	—
Interest income - third party	—	—	(424)	—	(424)
Income before income taxes	(14,715)	47,043	110,963	—	143,291

(Benefit) provision for income taxes	(5,751)	(23,801)	19,659	—	(9,893)
Equity in earnings of subsidiary	162,148	91,304	—	(253,452)	—
Net income	$153,184	$162,148	$91,304	$(253,452)	$153,184

Statements of Comprehensive Income

Net income	$153,184	$162,148	$91,304	$(253,452)	$153,184
Other comprehensive income:
Foreign currency translation	(32,202)	—	(32,202)	32,202	(32,202)
Commodities and foreign currency derivatives	6,023	3,761	2,262	(6,023)	6,023
Other Comprehensive income (loss)	(26,179)	3,761	(29,940)	26,179	(26,179)
Comprehensive income (loss)	$127,005	$165,909	$61,364	$(227,273)	$127,005

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
For the year ended December 31, 2012
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations		Consolidated

Sales - affiliates	$—	$194,345	$216,859	$(411,204)		$—
Sales - third party	—	566,024	682,240	—		1,248,264
Net sales	—	760,369	899,099	(411,204)		1,248,264
Cost of sales	—	638,419	705,245	(411,204)		932,460
Gross profit	—	121,950	193,854	—		315,804
Research and development	—	13,796	—	—		13,796
Selling and administrative expenses	—	61,442	84,098	—		145,540
Operating income	—	46,712	109,756	—		156,468

Other (income) expense, net	—	(2,133)	1,128	—		(1,005)
Interest expense - affiliate	3,766	59	586	(4,411)		—
Interest expense - third party	12,992	7,977	2,278	—		23,247
Interest income - affiliate	(59)	(4,352)	—	4,411		—
Interest income - third party	—	—	(261)	—		(261)
Income before income taxes	(16,699)	45,161	106,025	—	`	134,487

(Benefit) provision for income taxes	(5,972)	3,981	18,837	—		16,846
Equity in earnings of subsidiary	128,368	87,188	—	(215,556)		—
Net income	$117,641	$128,368	$87,188	$(215,556)		$117,641

Statements of Comprehensive Income

Net income	$117,641	$128,368	$87,188	$(215,556)		$117,641
Other comprehensive income:
Foreign currency translation	(9,929)	—	(9,929)	9,929		(9,929)
Commodities and foreign currency derivatives	(8,812)	(4,452)	(4,360)	8,812		(8,812)
Other Comprehensive income (loss)	(18,741)	(4,452)	(14,289)	18,741		(18,741)
Comprehensive income (loss)	$98,900	$123,916	$72,899	$(196,815)		$98,900

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the year ended December 31, 2010
(in thousands)
			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(12,574)	$46,102	$111,394	—	$144,922

Cash flow from investing activities:
(Loans to) repayments from affiliates	—	(250,414)	(86,245)	336,659	—
Capital expenditures	—	(32,316)	(53,733)	—	(86,049)
Investment in and loan to non- consolidated affiliate	—	6,000	—	—	6,000
Proceeds from derivative instruments	—	(803)	(306)	—	(1,109)
Cash paid for acquisition	(241,204)	—	—	—	(241,204)
Other	—	—	810	—	810
Net cash (used in) provided by investing activities	(241,204)	(277,533)	(139,474)	336,659	(321,552)

Cash flow from financing activities:
Loans from (repayments to) affiliates	249,444	86,245	970	(336,659)	—
Short-term debt borrowings	—	(3)	(847)	—	(850)
Revolving Facility borrowings	—	165,000	—	—	165,000
Revolving Facility reductions	—	(35,000)	—	—	(35,000)
Principal payments on long term debt	—	—	(56)	—	(56)
Supply chain financing	—	—	10,555	—	10,555
Proceeds from exercise of stock options	3,901	—	—	—	3,901
Purchase of treasury shares	(1,431)	—	—	—	(1,431)
Revolver facility refinancing cost	—	(4,280)	(315)	—	(4,595)
Other	1,864	—	(1,148)	—	716
Net cash provided by provided by financing activities	253,778	211,962	9,159	(336,659)	138,240

Net (decrease) increase in cash and cash equivalents	—	(19,469)	(18,921)	—	(38,390)
Effect of exchange rate changes on cash and cash equivalents	—	—	1,305	—	1,305
Cash and cash equivalents at beginning of period	—	23,834	26,347	—	50,181
Cash and cash equivalents at end of period	—	$4,365	$8,731	—	$13,096

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the year ended December 31, 2011
(in thousands)
			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$130,522	$99,596	$(153,521)	—	$76,597

Cash flow from investing activities:
Repayments from (loans to) affiliates	—	75,459	152,972	(228,431)	—
Capital expenditures	—	(100,648)	(55,968)	—	(156,616)
Proceeds from derivative instruments	—	13,265	1,147	—	14,412
Cash paid for acquisition	(20,510)	—	—	—	(20,510)
Other			748	—	748
Net cash (used in) provided by investing activities	(20,510)	(11,924)	98,899	(228,431)	(161,966)

Cash flow from financing activities:
(Repayments to) loans from affiliates	(79,788)	(152,972)	4,329	228,431	—
Short-term debt borrowings	—	7,510	6,506	—	14,016
Revolving Facility borrowings	—	444,000	140,000	—	584,000
Revolving Facility reductions	—	(382,000)	(100,000)	—	(482,000)
Principal payments on long term debt	—	(168)	(54)	—	(222)
Supply chain financing	—	—	4,970	—	4,970
Proceeds from exercise of stock options	2,028	—	—	—	2,028
Purchase of treasury shares	(30,940)	—	—	—	(30,940)
Revolver facility refinancing cost		(4,904)	(84)	—	(4,988)
Other	(946)		(457)	—	(1,403)
Net cash (used in) provided by financing activities	(109,646)	(88,534)	55,210	228,431	85,461

Net increase (decrease) in cash and cash equivalents	366	(862)	588	—	92
Effect of exchange rate changes in cash and cash equivalents	—	—	(759)	—	(759)
Cash and cash equivalents at beginning of period	—	4,365	8,731	—	13,096
Cash and cash equivalents at end of period	$366	$3,503	$8,560	—	$12,429

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the year ended December 31, 2012
(in thousands)
			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$44,361	$85,973	$23,066	$(52,000)	$101,400

Cash flow from investing activities
Repayments from (loans to) affiliates	(66,869)	158,985	—	(92,116)	—
Capital expenditures	—	(91,183)	(36,545)	—	(127,728)
Proceeds from derivative instruments	—	3,166	4,406	—	7,572
Other	—	—	194	—	194
Net cash (used in) provided by investing activities	(66,869)	70,968	(31,945)	(92,116)	(119,962)

Cash flow from financing activities:
Loans from (repayments to) affiliates	(169,656)	66,869	10,671	92,116	—
Dividends to affiliates	—	(52,000)	—	52,000	—
Short-term debt borrowings	—	(7,493)	1,755	—	(5,738)
Revolving Facility borrowings	—	292,000	133,000	—	425,000
Revolving Facility reductions	—	(454,500)	(133,000)	—	(587,500)
Proceeds from long term debt	300,000	—	—	—	300,000
Principal payments on long term debt	—	(171)	(54)	—	(225)
Supply chain financing	—	—	(2,967)	—	(2,967)
Proceeds from exercise of stock options	157	—	—	—	157
Purchase of treasury shares	(103,445)	—	—	—	(103,445)
Refinancing fees and debt issuance costs	(5,018)	(724)	(643)	—	(6,385)
Other	104	—	5,111	—	5,215
Net cash provided by (used in) financing activities	22,142	(156,019)	13,873	144,116	24,112

Net (decrease) increase in cash and cash equivalents	(366)	922	4,994	—	5,550
Effect of exchange rate changes on cash and cash equivalents	—	—	(662)	—	(662)
Cash and cash equivalents at beginning of period	366	3,503	8,560	—	12,429
Cash and cash equivalents at end of period	$—	$4,425	$12,892	$—	$17,317
Guarantor Information

On November 20, 2012, GrafTech International Ltd. (the “Parent”), issued $300 million aggregate principal amount of Senior Notes. The Senior Notes mature on November 15, 2020 and bear interest at a rate of 6.375% per year, payable semi-annually in arrears on May 15 and November 15 of each year. The Senior Notes have been guaranteed on a senior basis by the following wholly-owned direct and indirect subsidiaries of the Parent: GrafTech Finance Inc., GrafTech Holdings Inc., GrafTech USA LLC, Seadrift Coke LLP, Fiber Materials, Inc., Intermat, GrafTech Global Enterprises Inc., GrafTech International Holdings Inc., GrafTech DE LLC, GrafTech Seadrift Holding Corp, GrafTech International Trading Inc., GrafTech Technology LLC, GrafTech NY Inc., and Graphite Electrode Network LLC

    The guarantors of the Senior Notes, solely in their respective capacities as such, are collectively called the “Guarantors.” Our other subsidiaries, which are not guarantors of the Senior Notes, are called the “Non-Guarantors.”

    All of the guarantees are unsecured. All of the guarantees are full, unconditional (subject to limited exceptions described below) and joint and several. Each of the Guarantors are 100% owned, directly or indirectly, by the Parent. All of the guarantees of the Senior Notes continue until the Senior Notes have been paid in full, and payment under such guarantees could be required immediately upon the occurrence of an event of default under the Senior Notes. If a guarantor makes a payment under its guarantee of the Senior Notes, it would have the right under certain circumstances to seek contribution from the other guarantors of the Senior Notes, respectively.

The Guarantors will be released from the guarantees upon the occurrence of certain events, including the following:  the unconditional release or discharge of any guarantee or indebtedness that resulted in the creation of the guarantee of the Senior Notes by such Guarantor; the sale or other disposition, including by way of merger or consolidation or the sale of its capital stock following which such Guarantor is no longer a subsidiary of the Parent; or the Parent's exercise of its legal defeasance option or its covenant defeasance option as described in the indenture applicable to the Senior Notes.  If any Guarantor is released, no holder of the Senior Notes will have a claim as a creditor against such Guarantor and the indebtedness and other liabilities, including trade payables and preferred stock, if any, of such Guarantor will be effectively senior to the claim or any holders of the Senior Notes.

Investments in subsidiaries are recorded on the equity basis.

    The following tables set forth condensed consolidating balance sheets as of December 31, 2012 and March 31, 2013 and condensed consolidating statements of income, comprehensive income and statements of cash flows for the three months ended March 31, 2012 and 2013 of the Parent, Guarantors and the Non-Guarantors.

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
As of December 31, 2012
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$4,425	$12,892	—	$17,317
Accounts receivable - affiliates	26,399	38,116	29,177	(93,692)	—
Accounts receivable - trade	—	78,053	158,376	—	236,429
Inventories	—	159,217	353,848	—	513,065
Prepaid expenses and other current assets	—	13,681	42,509	—	56,190
Total current assets	26,399	293,492	596,802	(93,692)	823,001

Investment in affiliates	1,728,316	868,063	—	(2,596,379)	—
Property, plant and equipment	—	523,818	310,089	—	833,907
Deferred income taxes	—	—	6,157	—	6,157
Goodwill	—	293,162	205,099	—	498,261
Notes receivable - affiliate	66,869	22,413	—	(89,282)	—
Other assets	5,218	65,269	66,102	—	136,589
Total Assets	$1,826,802	$2,066,217	$1,184,249	$(2,779,353)	$2,297,915

LIABILITIES AND STOCKHOLDER EQUITY
Current Liabilities:
Accounts payable - affiliate	$—	$55,349	$38,343	$(93,692)	$—
Accounts payable - trade	273	33,126	94,721	—	128,120
Short-term debt	—	171	8,255	—	8,426
Accrued income and other taxes	597	3,948	26,378	—	30,923
Supply chain financing liability	—	—	26,962	—	26,962
Other accrued liabilities	2,178	15,597	33,178	—	50,953
Total current liabilities	3,048	108,191	227,837	(93,692)	245,384

Long-term debt - affiliate	—	66,869	22,413	(89,282)	—
Long-term debt - third party	464,183	70,190	1,336	—	535,709
Other long-term obligations	—	86,026	38,979	—	125,005
Deferred income taxes	9,720	6,625	25,621	—	41,966
Stockholders' equity	1,349,851	1,728,316	868,063	(2,596,379)	1,349,851
Total Liabilities and Stockholders' Equity	$1,826,802	$2,066,217	$1,184,249	$(2,779,353)	$2,297,915

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
As of March 31, 2013
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	—	$3,283	$8,021	—	$11,304
Accounts receivable - affiliates	30,662	33,770	22,927	(87,359)	—
Accounts receivable - trade	—	55,291	133,470	—	188,761
Inventories	—	181,343	356,879	—	538,222
Prepaid expenses and other current assets	—	16,000	42,087	—	58,087
Total current assets	30,662	289,687	563,384	(87,359)	796,374

Investment in affiliates	1,734,660	872,806	—	(2,607,466)	—
Property, plant and equipment	—	527,251	304,452	—	831,703
Deferred income taxes	—	—	5,876	—	5,876
Goodwill	—	293,162	204,519	—	497,681
Notes receivable - affiliate	66,929	22,414	—	(89,343)	—
Other assets	5,132	62,093	63,288	—	130,513
Total Assets	1,837,383	2,067,413	1,141,519	(2,784,168)	2,262,147

LIABILITIES AND STOCKHOLDER EQUITY
Current Liabilities:
Accounts payable - affiliate	—	$53,596	$33,763	$(87,359)	—
Accounts payable - trade	12	31,600	62,825	—	94,437
Short-term debt	—	173	1,929	—	2,102
Accrued income and other taxes	—	2,987	25,695	—	28,682
Supply chain financing liability	—	—	12,659	—	12,659
Other accrued liabilities	6,959	22,493	29,332	—	58,784
Total current liabilities	6,971	110,849	166,203	(87,359)	196,664

Long-term debt - affiliate	—	66,929	22,414	(89,343)	—
Long-term debt - third party	466,983	63,646	21,257	—	551,886
Other long-term obligations	—	84,829	36,758	—	121,587
Deferred income taxes	9,720	6,500	22,081	—	38,301
Stockholders' equity	1,353,709	1,734,660	872,806	(2,607,466)	1,353,709
Total Liabilities and Stockholders' Equity	1,837,383	2,067,413	1,141,519	(2,784,168)	2,262,147

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
For the three months ended March 31, 2012
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations		Consolidated

Sales - affiliates	$—	$59,602	$45,710	$(105,312)		$—
Sales - third party	—	114,027	126,911	—		240,938
Net sales	—	173,629	172,621	(105,312)		240,938
Cost of sales	—	139,464	139,855	(105,312)		174,007
Gross profit	—	34,165	32,766	—		66,931
Research and development	—	4,199	—	—		4,199
Selling and administrative expenses	—	18,490	20,235	—		38,725
Operating income	—	11,476	12,531	—		24,007

Other (income) expense, net	—	(3,153)	(270)	—		(3,423)
Interest expense - affiliate	828	—	—	(828)		—
Interest expense - third party	2,617	1,769	376	—		4,762
Interest income - affiliate	—	(828)	—	828		—
Interest income - third party	—	—	(81)	—		(81)
Income before income taxes	(3,445)	13,688	12,506	—	`	22,749

Provision for income taxes	(1,223)	4,451	1,992	—		5,220
Equity in earnings of subsidiary	19,751	10,514	—	(30,265)		—
Net income	$17,529	$19,751	$10,514	$(30,265)		$17,529

Statements of Comprehensive Income

Net income	$17,529	$19,751	$10,514	$(30,265)		$17,529
Other comprehensive income:
Foreign currency translation	9,848	—	9,848	(9,848)		9,848
Commodities and foreign currency derivatives	1,680	2,326	(646)	(1,680)		1,680
Other Comprehensive income (loss)	11,528	2,326	9,202	(11,528)		11,528
Comprehensive income (loss)	$29,057	$22,077	$19,716	$(41,793)		$29,057

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
For the three months ended March 31, 2013
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations		Consolidated

Sales - affiliates	—	$45,267	$36,152	$(81,419)		—
Sales - third party	—	98,196	155,531	—		253,727
Net sales	—	143,463	191,683	(81,419)		253,727
Cost of sales	—	122,826	163,770	(81,419)		205,177
Gross profit	—	20,637	27,913	—		48,550
Research and development	—	3,093	—	—		3,093
Selling and administrative expenses	—	12,494	17,219	—		29,713
Operating income	—	5,050	10,694	—		15,744

Other (income) expense, net	—	43	507	—		550
Interest expense - affiliate	—	399	188	(587)		—
Interest expense - third party	7,745	805	458	—		9,008
Interest income - affiliate	(364)	(188)	(35)	587		—
Interest income - third party	—	—	(64)	—		(64)
Income before income taxes	(7,381)	3,991	9,640	—	`	6,250

Provision (benefit) for income taxes	(2,620)	1,443	3,217	—		2,040
Equity in earnings of subsidiary	8,971	6,423	—	(15,394)		—
Net income	4,210	8,971	6,423	(15,394)		4,210

Statements of Comprehensive Income

Net income	4,210	8,971	6,423	(15,394)		4,210
Other comprehensive income:
Foreign currency translation	(7,309)	—	(7,309)	7,309		(7,309)
Commodities and foreign currency derivatives	3,533	575	2,958	(3,533)		3,533
Other Comprehensive (loss) income	(3,776)	575	(4,351)	3,776		(3,776)
Comprehensive income (loss)	434	9,546	2,072	(11,618)		434

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the three months ended March 31, 2012
(in thousands)
			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(5,217)	$8,206	$(18,363)	$—	$(15,374)

Cash flow from investing activities:
(Loans to) repayments from affiliates	—	(16,611)	—	16,611	—
Capital expenditures	—	(22,195)	(9,229)	—	(31,424)
Proceeds from derivative instruments	—	3,035	588	—	3,623
Other	—	—	53	—	53
Net cash (used in) provided by investing activities	—	(35,771)	(8,588)	16,611	(27,748)

Cash flow from financing activities:
Loans from (repayments to) affiliates	5,940	—	10,671	(16,611)	—
Short-term debt borrowings	—	(196)	(2,816)	—	(3,012)
Revolving Facility borrowings	—	62,000	38,000	—	100,000
Revolving Facility reductions	—	(34,000)	(13,000)	—	(47,000)
Principal payments on long term debt	—	(41)	(56)	—	(97)
Supply chain financing	—	—	(5,262)	—	(5,262)
Proceeds from exercise of stock options	92	—	—	—	92
Purchase of treasury shares	(1,185)	—	—	—	(1,185)
Other	4	(55)	(76)	—	(127)
Net cash provided by (used in) financing activities	4,851	27,708	27,461	(16,611)	43,409

Net (decrease) increase in cash and cash equivalents	(366)	143	510	—	287
Effect of exchange rate changes on cash and cash equivalents	—	—	101	—	101
Cash and cash equivalents at beginning of period	366	3,503	8,560	—	12,429
Cash and cash equivalents at end of period	$—	$3,646	$9,171	$—	$12,817

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the three months ended March 31, 2013
(in thousands)
			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$455	$14,863	$2,681	$—	$17,999

Cash flow from investing activities
(Loans to) repayments from affiliates	(60)	—	—	60	—
Capital expenditures	—	(10,003)	(3,153)	—	(13,156)
Proceeds from derivative instruments	—	495	1,686	—	2,181
Net (used in) cash provided by investing activities	(60)	(9,508)	(1,467)	60	(10,975)

Cash flow from financing activities:
Loans from (repayments to) affiliates	—	60	—	(60)	—
Short-term debt borrowings	—	2	(6,326)	—	(6,324)
Revolving Facility borrowings	—	26,000	40,000	—	66,000
Revolving Facility reductions	—	(32,500)	(20,000)	—	(52,500)
Principal payments on long term debt	—	(44)	(55)	—	(99)
Supply chain financing	—	—	(14,304)	—	(14,304)
Proceeds from exercise of stock options	132	—	—	—	132
Purchase of treasury shares	(181)	—	—	—	(181)
Other	(346)	(15)	(5,286)	—	(5,647)
Net cash (used in) provided by financing activities	(395)	(6,497)	(5,971)	(60)	(12,923)

Net (decrease) increase in cash and cash equivalents	—	(1,142)	(4,757)	—	(5,899)
Effect of exchange rate changes in cash and cash equivalents	—	—	(114)	—	(114)
Cash and cash equivalents at beginning of period	—	4,425	12,892	—	17,317
Cash and cash equivalents at end of period	$—	$3,283	$8,021	$—	$11,304

Business And Summary Of Significant Accounting Policies (Policy)	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Discussion Of Business And Structure
Discussion of Business and Structure
GrafTech International Ltd. is one of the world’s largest manufacturers and providers of high quality synthetic and natural graphite and carbon based products. References herein to “GTI,” “we,” “our,” or “us” refer collectively to GrafTech International Ltd. and its subsidiaries. We have seven major product categories: graphite electrodes, refractory products, needle coke products, advanced graphite materials, advanced composite materials, advanced electronics technology, and advanced materials, which are reported in the following segments:

•	Industrial Materials includes graphite electrodes, refractory products and needle coke products, and primarily serves the steel industry.

•
Engineered Solutions includes advanced graphite materials, advanced composite materials, advanced electronics technology, and advanced materials and provides primary and specialty products to the advanced electronics, industrial, energy, transportation and defense markets.

Cash Equivalents
Cash Equivalents
We consider all highly liquid financial instruments with original maturities of three months or less to be cash equivalents. Cash equivalents consist of certificates of deposit, money market funds and commercial paper.

Revenue Recognition
Revenue Recognition
Revenue from sales of our commercial products is recognized when they meet four basic criteria (1) persuasive evidence of an arrangement exists, (2) delivery has occurred, (3) the amount is determinable and (4) collection is reasonably assured. Sales are recognized when both title and the risks and rewards of ownership are transferred to the customer or services have been rendered and fees have been earned in accordance with the contract.
Revenue from sales of non-commercial products manufactured to customer specifications are recognized using the units-of-delivery measure under the percentage-of-completion accounting method as units are delivered and accepted by the customer. Sales using this measure of progress are recognized at the contractually agreed upon unit price.
Volume discounts and rebates are recorded as a reduction of revenue in conjunction with the sale of the related products. Changes to estimates are recorded when they become probable. Shipping and handling revenues billed to our customers are included in net sales and the related shipping and handling costs are included as an increase to cost of sales.

Earnings Per Share
Earnings per Share
The calculation of basic earnings per share is based on the weighted-average number of our common shares outstanding during the applicable period. We use the two-class method of computing earnings per share for our instruments granted in share-based payment transactions that are determined to be participating securities prior to vesting.
Diluted earnings per share recognizes the dilution that would occur if outstanding stock options and restricted stock awards were exercised or converted into common shares. We use the treasury stock method to compute the dilutive effect of our stock options and restricted stock awards (using the average market price for the period).

Inventories
Inventories
Inventories are stated at the lower of cost or market. Cost is principally determined using the “first-in first-out” (“FIFO”) and average cost, which approximates FIFO, methods. Elements of cost in inventory include raw materials, direct labor and manufacturing overhead.

Property, Plant And Equipment
Property, Plant and Equipment
Expenditures for property, plant and equipment are recorded at cost. Maintenance and repairs of property and equipment are expensed as incurred. Expenditures for replacements and betterments are capitalized and the replaced assets are retired. Gains and losses from the sale of property are included in cost of goods sold or other (income) expense, net. We depreciate our assets using the straight-line method over the estimated useful lives of the assets. The ranges of estimated useful lives are as follows:

Years
Buildings	25-40
Land improvements	20
Machinery and equipment	5-20
Furniture and fixtures	5-10

The carrying value of fixed assets is assessed when events and circumstances indicating impairment are present. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to future undiscounted net cash flows expected to be generated by the assets. If the assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed are reported at the lower of the carrying amount or fair value less costs to sell.
Depreciation expense was $40.1 million for 2010, $58.3 million for 2011, and $59.6 million for 2012.

Accounts Receivable	Accounts Receivable Trade accounts receivable primarily arise from sales of goods to customers and distributors in the normal course of business.
Sales of trade accounts receivable
Sales of trade accounts receivable
We have in the past sold certain trade accounts receivable to a bank under a factoring arrangement. The receivables were sold at a discount on a nonrecourse basis and we did not retain interests in the receivables sold. We also acted as a servicer of the sold receivables for a fee. The servicing duties included collecting payments on receivables and remitting them to the bank. While servicing the receivables, we applied the same servicing policies and procedures that are applied to our owned accounts receivable.

Allowance For Doubtful Accounts
Allowance for Doubtful Accounts
Considerable judgment is required in assessing the realizability of receivables, including the current creditworthiness of each customer, related aging of the past due balances and the facts and circumstances surrounding any non-payment. We evaluate specific accounts when we become aware of a situation where a customer may not be able to meet its financial obligations. The reserve requirements are based on the best facts available to us and are reevaluated and adjusted as additional information is received. Receivables are charged off when amounts are determined to be uncollectible.

Capitalized Bank Fees
Capitalized Bank Fees
We capitalize bank fees upon the incurrence of debt. As of December 31, 2011 and December 31, 2012, capitalized bank fees amounted to $6.9 million and $12.1 million, respectively. We amortize such amounts over the life of the respective debt instrument using the effective interest method. The estimated life may be adjusted upon the occurrence of a triggering event. Amortization of capitalized bank fees amounted to $1.8 million in 2010, $1.4 million in 2011, and $1.7 million in 2012, respectively, and is included in interest expense.

Derivative Financial Instruments
Derivative Financial Instruments
We do not use derivative financial instruments for trading purposes. They are used to manage well-defined commercial risks associated with commodity contracts and currency exchange rate risks.

Foreign Currency Derivatives
Foreign Currency Derivatives
We enter into foreign currency derivatives from time to time to manage exposure to changes in currency exchange rates. These instruments, which include, but are not limited to, forward exchange contracts and purchased currency options, attempt to hedge global currency exposures, relating to non-dollar denominated debt and identifiable foreign currency receivables, payables and commitments held by our foreign and domestic subsidiaries. Forward exchange contracts are agreements to exchange different currencies at a specified future date and at a specified rate. Purchased foreign currency options are instruments which give the holder the right, but not the obligation, to exchange different currencies at a specified rate at a specified date or over a range of specified dates. The result is the creation of a range in which a best and worst price is defined, while minimizing option cost. Forward exchange contracts and purchased currency options are carried at fair value. These contracts are treated as hedges to the extent they are effective. Changes in fair values related to these contracts are recognized in other comprehensive income in the Consolidated Balance Sheets until settlement. At the time of settlement, realized gains and losses are recognized in revenue or cost of goods sold on the Consolidated Statements of Income. For derivatives that are not designated as a hedge, any gain or loss is immediately recognized in Cost of Goods Sold or Other (Income) Expense on the the Consolidated Statements of Income. Derivatives used in this manner relate to risks resulting from assets or liabilities denominated in a foreign currency.

Commodity Derivative Contracts
Commodity Derivative Contracts
We periodically enter into derivative contracts for natural gas and certain refined oil products. These contracts are entered into to protect against the risk that eventual cash flows related to these products will be adversely affected by future changes in prices. All commodity contracts are carried at fair value and are treated as hedges to the extent they are effective. Changes in their fair values are included in other comprehensive income in the Consolidated Balance Sheets until settlement. At the time of settlement of these hedge contracts, realized gains and losses are recognized as part of cost of goods sold on the Consolidated Statements of Income.

Investments In Non-Consolidated Affiliates
Investments in Non-Consolidated Affiliates
We use the equity method to account for investments in entities that we do not control, but where we have the ability to exercise significant influence. Equity method investments are recorded at original cost and adjusted periodically to recognize (1) our proportionate share of the investees’ net income or losses after the date of investment, (2) additional contributions made and dividends or distributions received, and (3) impairment losses resulting from adjustments to net realizable value.
We assess the potential impairment of our equity method investments when indicators such as a history of operating losses, a negative earnings and cash flow outlook, and the financial condition and prospects for the investee’s business segment might indicate a loss in value. We determine fair value based on valuation methodologies, as appropriate, including the present value of our estimated future cash flows. If the fair value is less than our carrying amount, the investment is determined to be impaired. If the decline in value is other than temporary, we record an appropriate write-down.

Research And Development	Research and Development Expenditures relating to the development of new products and processes, including significant improvements to existing products, are expensed as incurred.
Income Taxes
Income Taxes
We file a consolidated United States (“U.S.”) federal income tax return for GTI and its eligible domestic subsidiaries. Our non-U.S. subsidiaries file income tax returns in their respective local jurisdictions. We account for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax benefit carry forwards. Deferred tax assets and liabilities at the end of each period are determined using enacted tax rates. A valuation allowance is established or maintained, when, based on currently available information and other factors, it is more likely than not that all or a portion of a deferred tax asset will not be realized.
Under the guidance on accounting for uncertainty in income taxes, we recognize the benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. The guidance on accounting for uncertainty in income taxes also provides guidance on derecognition, classification, interest and penalties on income taxes, and accounting in interim periods.

Stock-Based Compensation Plans
Stock-Based Compensation Plans
We have various plans that provide for the granting of stock-based compensation to employees and, in certain instances, to non-employee directors, which are described more fully in Note 13, “Management Compensation and Incentive Plans.” Shares are issued upon vesting or option exercise from authorized, unissued shares.
We account for those plans under the applicable standards on accounting for share-based payment. For transactions in which we obtain employee services in exchange for an award of equity instruments, we measure the cost of the services based on the grant date fair value of the award. We recognize the cost over the period during which an employee is required to provide services in exchange for the award, known as the requisite service period (usually the vesting period). Costs related to plans with graded vesting are generally recognized using a straight-line method. Cash flows resulting from tax benefits for deductions in excess of compensation cost recognized are included in financing cash flows.

Retirement Plans And Postretirement Benefits
Retirement Plans and Postretirement Benefits
We use actuarial methods and assumptions to account for our defined benefit pension plans and our postretirement benefits. We immediately recognize the change in the fair value of plan assets and net actuarial gains and losses annually in the fourth quarter of each year (MTM Adjustment) and whenever a plan is remeasured (e.g. due to a significant curtailment, settlement, etc.). Pension and postretirement benefits expense includes the MTM adjustment, actuarially computed cost of benefits earned during the current service period, the interest cost on accrued obligations, the expected return on plan assets based on fair market values, and adjustments due to plan settlements and curtailments. Contributions to the qualified U.S. retirement plan are made in accordance with the requirements of the Employee Retirement Income Security Act of 1974.
Postretirement benefits and benefits under the non-qualified retirement plan have been accrued, but not funded. The estimated cost of future postretirement life insurance benefits is determined by the Company with assistance from independent actuarial firms using the “projected unit credit” actuarial cost method. Such costs are recognized as employees render the service necessary to earn the postretirement benefits. We record our balance sheet position based on the funded status of the plan.
We exclude the inactive participant portion of our pension and other postretirement benefit costs as a component of inventoriable costs. Additional information with respect to benefits plans is set forth in Note 12, “Retirement Plans and Postretirement Benefits.”

Environmental, Health And Safety Matters
Environmental, Health and Safety Matters
Our operations are governed by laws addressing protection of the environment and worker safety and health. These laws provide for civil and criminal penalties and fines, as well as injunctive and remedial relief, for noncompliance and require remediation at sites where hazardous substances have been released into the environment.
We have been in the past, and may become in the future, the subject of formal or informal enforcement actions or proceedings regarding noncompliance with these laws or the remediation of company-related substances released into the environment. Historically, such matters have been resolved by negotiation with regulatory authorities resulting in commitments to compliance, abatement or remediation programs and in some cases payment of penalties. Historically, neither the commitments undertaken nor the penalties imposed on us have been material.
Environmental considerations are part of all significant capital expenditure decisions. Environmental remediation, compliance and management expenses were approximately $12.5 million in 2010, $15.7 million in 2011, and $15.8 million in 2012. The accrued liability relating to environmental remediation was $8.2 million as of December 31, 2011 and $8.3 million as of December 31, 2012. A charge to income is recorded when it is probable that a liability has been incurred and the cost can be reasonably estimated. When payments are fixed or determinable, the liability is discounted using a rate at which the payments could be effectively settled.
Our environmental liabilities do not take into consideration possible recoveries of insurance proceeds. Because of the uncertainties associated with environmental remediation activities at sites where we may be potentially liable, future expenses to remediate sites could be considerably higher than the accrued liability.

Foreign Currency Translation
Foreign Currency Translation
We translate the financial statements of foreign subsidiaries, whose local currency is their functional currency, to U.S. dollars using period-end exchange rates for assets and liabilities and weighted average exchange rates for each period for revenues, expenses, gains and losses. Differences arising from exchange rate changes are included in accumulated other comprehensive loss on the Consolidated Balance Sheets until such time as the operations of such non-U.S. subsidiaries are sold or substantially or completely liquidated.
For our Mexican, Swiss and Russian subsidiaries, whose functional currency is the U.S. dollar, we remeasure non-monetary balance sheet accounts and the related income statement accounts at historical exchange rates. Resulting gains and losses arising from the fluctuations in currency for monetary accounts are recognized in other (income) expense, net, in the Consolidated Statements of Income. Gains and losses arising from fluctuations in currency exchange rates on transactions denominated in currencies other than the functional currency are recognized in earnings as incurred.
We have had non-dollar denominated intercompany loans between some of our foreign subsidiaries. These loans are subject to remeasurement gains and losses due to changes in currency exchange rates. Certain of these loans had been deemed to be essentially permanent prior to settlement and, as a result, remeasurement gains and losses on these loans were recorded as a component of accumulated other comprehensive loss in the stockholders’ equity section of the Consolidated Balance Sheets. The remaining loans are deemed to be temporary and, as a result, remeasurement gains and losses on these loans are recorded as currency (gains/losses) in other (income) expense, net, on the Consolidated Statements of Income.

Software Development Costs
Software Development Costs
In connection with our development and implementation of global enterprise resource planning systems with advanced manufacturing, planning and scheduling software, we capitalize certain computer software costs after technological feasibility is established. These costs are capitalized within property, plant and equipment and are amortized utilizing the straight-line method over the economic lives of the related products. Total costs capitalized as of December 31, 2011 and 2012 amounted to $16.4 million and $18.1 million, respectively. Amortization expense was $1.6 million for 2010 and 2011, and $1.4 million for 2012.

Restructuring	Restructuring We recognize an accrual for costs associated with exit or disposal activities when the liability is incurred.
Goodwill And Other Intangible Assets
Goodwill and Other Intangible Assets
Goodwill is the excess of the acquisition cost of businesses over the fair value of the identifiable net assets acquired. We do not recognize deferred income taxes for the difference between the assigned value and the tax basis related to nondeductible goodwill. Goodwill is not amortized; however, impairment testing is performed annually or more frequently if circumstances indicate that impairment may have occurred. We perform the goodwill impairment test annually at December 31.
The impairment test for goodwill uses a two-step approach, which is performed at the reporting unit level. Step one compares the fair value of the reporting unit (using a discounted cash flow method) to its carrying value. The fair value for each reporting unit with goodwill is determined in accordance with accounting guidance on determining fair value, which requires consideration of the income, market, and cost approaches as applicable. If the carrying value exceeds the fair value, there is potential impairment and step two must be performed. Step two compares the carrying value of the reporting unit’s goodwill to implied fair value (i.e., fair value of the reporting unit less the fair value of the unit’s assets and liabilities, including identifiable intangible assets). If the fair value of goodwill is less than the carrying amount of goodwill, an impairment is recognized.
Other amortizable intangible assets, which consist primarily of patents, trademarks and trade names, customer-related intangibles, and technological know-how, are amortized over their estimated useful lives using the straight line or sum-of-the-years digits method. The estimated useful lives for each major category of amortizable intangible assets are:

Years
Patents	20
Trade name	5-10
Technology and know-how	5-9
Customer related intangible	5-14

Additional information about goodwill and other intangibles is set forth in Note 5 “Goodwill and Other Intangible Assets.”

Major Maintenance And Repair Costs
Major Maintenance and Repair Costs
We perform scheduled major maintenance of the storage and processing units at our Seadrift plant (referred to as “overhaul”). Time periods between overhauls vary by unit. We also perform an annual scheduled significant maintenance and repair shutdown of the plant (referred to as “turnaround”).
Costs of overhauls and turnarounds include plant personnel, contract services, materials, and rental equipment. We defer these costs when incurred and use the straight-line method to amortize them over the period of time estimated to lapse until the next scheduled overhaul of the applicable storage or processing unit or over one year for our turnaround. Under this policy in 2011, costs deferred were $6.4 million and costs amortized were $3.4 million. Costs deferred in 2012 were $9.3 million and costs amortized were $7.4 million.
Our turnaround, normally scheduled during the spring or early summer of each year, was completed during the three months ended June 30, 2012.

Use Of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenue and expenses. Significant estimates and assumptions are used for, but are not limited to, pension and other post-retirement benefits, allowance for doubtful accounts, accruals and valuation allowances, asset impairment, and environmental-related accruals. Actual results could differ from our estimates.

Subsequent Events
Subsequent Events
We evaluate events that occur after the balance sheet date but before financial statements are issued to determine if a material event requires our amending the financial statements or disclosing the event.

Reclassification	Reclassification Certain amounts previously reported have been reclassified to conform to the current year presentation.

Business And Summary Of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Ranges Of Estimated Useful Lives	The ranges of estimated useful lives are as follows:

Years
Buildings	25-40
Land improvements	20
Machinery and equipment	5-20
Furniture and fixtures	5-10

Schedule Of Estimated Useful Lives For Each Major Category Of Amortizable Intangible Assets	The estimated useful lives for each major category of amortizable intangible assets are:

Years
Patents	20
Trade name	5-10
Technology and know-how	5-9
Customer related intangible	5-14

Acquisitions (Tables)	3 Months Ended
Mar. 31, 2013
Acquisitions [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The computation of the fair value of the total consideration at the date of acquisition follows (in thousands, except share price):

GTI common shares issued	24,000
Price per share of GTI common stock	$19.47
Fair value of consideration attributable to common stock	$467,280
Fair value of Senior Subordinated Notes	142,597
Cash	249,444
Total consideration paid to equity holders	859,321
Fair value of our previously held 18.9% equity interest in Seadrift	77,342
Total consideration	$936,663

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the fair values of the identifiable assets acquired and liabilities assumed at the acquisition date (in thousands):

Cash	$8,240
Accounts receivable	23,079
Inventories	82,665
Property, plant and equipment	280,710
Intangible assets	158,200
Other assets	988
Accounts payable	14,130
Other accrued liabilities	6,830
Debt obligations	1,197
Other long-term liabilities	1,000
Deferred tax liability	83,306
Net identifiable assets acquired	447,419
Goodwill	489,244
Net assets acquired	$936,663

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
Intangible assets: The following table is a summary of the fair values of the identifiable intangible assets and their estimated useful lives (dollars in thousands):

	Fair Value	Weighted Average Amortization Period
Customer relationships	$107,500	13.4	years
Technology and know-how	42,800	8.1	years
Trade names	7,900	7.7	years
Total intangible assets	$158,200	11.6	years

Schedule of Debt [Table Text Block]
The following is a summary of the third-party debt assumed and not repaid in connection with the close of the Acquisitions (dollars in thousands):

Pennsylvania Industrial Development Authority mortgage note due 2018, interest rate of 3%	$1,020
Secured promissory note due 2014, interest rate of 6.25%	177
Total debt assumed	$1,197

Business Acquisition, Pro Forma Information [Table Text Block]

	Year Ended December 31,
	2009	2010
Revenue	$802,770	$1,228,935
Net income	58,158	141,909

Schedule of Equity Method Investments [Table Text Block]
The following table summarizes the carrying amount (book value) of our investment in Seadrift from January 1, 2010 to November 30, 2010, the date we acquired the remaining 81.1% equity interests (dollars in thousands):

Balance at January 1, 2010	$63,315
Equity in earnings (losses)	4,941
Distributions	(473)
Gain from remeasuring book value to acquisition date fair value	9,559
Balance at November 30, 2010	$77,342

Segment Reporting (Tables)	3 Months Ended
Mar. 31, 2013
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Schedule Of Financial Information Concerning Reportable Segments
The following tables summarize financial information concerning our reportable segments:

	For the year Ended December 31,
	2010	2011	2012
	(Dollars in thousands)
Net sales to external customers:
Industrial Materials	$833,892	$1,132,194	$1,025,571
Engineered Solutions	173,101	187,990	222,693
Total net sales	$1,006,993	$1,320,184	$1,248,264
Segment operating income:
Industrial Materials	$140,217	$158,547	$143,268
Engineered Solutions	17,823	7,462	13,200
Total segment operating income	$158,040	$166,009	$156,468
Reconciliation of segment operating income to income from continuing operations before provision for income taxes
Equity in earnings of and gain recorded on acquisition of non-consolidated affiliate	(14,500)	—	—
Other (income) expense, net	(4,768)	4,835	(1,005)
Interest expense	5,076	18,307	23,247
Interest income	(1,333)	(424)	(261)
Income before provision for income taxes	$173,565	$143,291	$134,487

	For the Three Months Ended
	March 31,
	2012	2013
	(Dollars in thousands)
Net sales to external customers:
Industrial Materials	$192,996	$208,777
Engineered Solutions	47,942	44,950
Total net sales	$240,938	$253,727
Segment operating income:
Industrial Materials	24,925	16,078
Engineered Solutions	(918)	(334)
Total segment operating income	$24,007	$15,744

Reconciliation of segment operating income to income before provision for income taxes
Other (income) expense, net	(3,423)	550
Interest expense	4,762	9,008
Interest income	(81)	(64)
Income before provision for income taxes	$22,749	$6,250

Schedule Of Long-Lived Assets By Reportable Segment [Table Text Block]

	At December 31,
	2011	2012
	(Dollars in thousands)
Long-lived assets (a):
Industrial Materials.	$649,389	$685,243
Engineered Solutions	127,495	148,664
Total long-lived assets	$776,884	$833,907

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
The following tables summarize information as to our operations in different geographic areas.

	For the year Ended December 31,
	2010	2011	2012
	(Dollars in thousands)
Net sales:
U.S.	$203,438	$353,416	$372,014
Americas	177,396	252,316	195,748
Asia Pacific	193,061	240,220	235,658
Europe, Middle East, Africa	433,098	474,232	444,844
Total	$1,006,993	$1,320,184	$1,248,264

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]

	At December 31,
	2011	2012
	(Dollars in thousands)
Long-lived assets (a):
U.S. and Canada	$470,196	$523,818
Mexico	75,145	79,279
Brazil	54,466	47,593
France	52,337	55,792
Spain	76,510	78,392
South Africa	35,559	36,937
Switzerland	5,032	4,829
Other countries	7,639	7,267
Total	$776,884	$833,907

Goodwill And Other Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Changes In The Carrying Value Of Goodwill
The changes in the Company’s carrying value of goodwill during the years ended December 31, 2011 and 2012 are as follows:

Total
(Dollars in Thousands)
Balance as of December 31, 2010	$499,238
Translation effect	(1,741)
Business Acquisitions	1,184
Balance as of December 31, 2011	498,681
Translation effect	(420)
Balance as of December 31, 2012	$498,261

Total
(Dollars in Thousands)
Balance as of December 31, 2012	$498,261
Currency translation effect	(580)
Balance as of March 31, 2013	$497,681

Schedule Of Intangible Assets With Determinable Useful Lives By Major Category
The following table summarizes intangible assets with determinable useful lives by major category as of December 31, 2011 and 2012:

	2011			2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Dollars in Thousands)			(Dollars in Thousands)
Patents	$3,520	$(1,393)	$2,127	$3,520	$(1,617)	$1,903
Trade name	7,900	(1,598)	6,302	7,900	(2,870)	5,030
Technology and know-how	43,349	(6,526)	36,823	43,349	(12,554)	30,795
Customer related intangible	110,798	(16,481)	94,317	110,798	(31,233)	79,565
Total finite-lived intangible assets	$165,567	$(25,998)	$139,569	$165,567	$(48,274)	$117,293

	As of December 31, 2012			As of March 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Dollars in Thousands)
Patents	$3,520	$(1,617)	$1,903	$3,520	$(1,673)	$1,847
Trade name	7,900	(2,870)	5,030	7,900	(3,139)	4,761
Technological know-how	43,349	(12,554)	30,795	43,349	(14,061)	29,288
Customer –related intangible	110,798	(31,233)	79,565	110,798	(34,591)	76,207
Total finite-lived intangible assets	$165,567	$(48,274)	$117,293	$165,567	$(53,464)	$112,103

Long-Term Debt And Liquidity (Tables)	3 Months Ended
Mar. 31, 2013
Long-term Debt and Capital Lease Obligations [Abstract]
Schedule Of Long-Term Debt
The following table presents our long-term debt:

	At December 31,
	2011	2012
	(Dollars in thousands)
Revolving Facility	$232,000	$69,500
Senior Notes	—	300,000
Senior Subordinated Notes	153,442	164,183
Other debt	2,182	2,026
Total	$387,624	$535,709
The following table presents our long-term debt:

	As of December 31, 2012	As of March 31, 2013
	(Dollars in thousands)
Revolving Facility	$69,500	$83,000
Senior Notes	300,000	300,000
Senior Subordinated Notes	164,183	166,983
Other debt	2,026	1,903
Total	$535,709	$551,886

Fair Value Measurements And Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Measurements And Derivative Instruments [Abstract]
Schedule Of Fair Value Of Derivatives Designated As Cash Flow Hedges
At December 31, 2011 and 2012, the fair values of our derivatives and their respective balance sheet locations are presented in the following table:

	Asset Derivatives		Liability Derivatives
	Location	Fair Value	Location	Fair Value
As of December 31, 2011	(Dollars in Thousands)
Derivatives designated as cash flow hedges:
Foreign currency derivatives	Other receivables	$4,412	Other payables	$1,834
Commodity derivative contracts	Other current assets	1,104	Other current liabilities	1,557
Total fair value		$5,516		$3,391

As of December 31, 2012
Derivatives designated as cash flow hedges:
Foreign currency derivatives	Other receivables	$1,062	Other payables	$2,374
Commodity derivative contracts	Other current assets	—	Other current liabilities	31
Total fair value		$1,062		$2,405

	Asset Derivatives		Liability Derivatives
	Location	Fair Value	Location	Fair Value
As of December 31, 2012	(Dollars in Thousands)
Derivatives designated as cash flow hedges:
Foreign currency derivatives	Other receivables	$1,062	Other payables	$2,374
Commodity derivative contracts	Other current assets	—	Other current liabilities	31
Total fair value		$1,062		$2,405

As of March 31, 2013
Derivatives designated as cash flow hedges:
Foreign currency derivatives	Other receivables	$2,886	Other payables	$886
Commodity derivative contracts	Other current assets	258	Other current liabilities	15
Total fair value		$3,144		$901

Schedule Of Fair Value Of Derivatives Designated As Fair Value Hedges

	Asset Derivatives		Liability Derivatives
	Location	Fair Value	Location	Fair Value
As of December 31, 2011	(Dollars in Thousands)
Derivatives designated as fair value hedges:
Foreign currency derivatives	Other receivables	$—	Other payables	$195
Total fair value		$—		$195

As of December 31, 2012
Derivatives designated as fair value hedges:
Foreign currency derivatives	Other receivables	$—	Other payables	$—
Total fair value		$—		$—

	Asset Derivatives		Liability Derivatives
	Location	Fair Value	Location	Fair Value
As of December 31, 2012	(Dollars in Thousands)
Derivatives not designated as hedges:
Foreign currency derivatives	Other receivables	$242	Other payables	$—
Total fair value		$242		$—

As of March 31, 2013
Derivatives not designated as hedges:
Foreign currency derivatives	Other receivables	$96	Other payables	$130
Total fair value		$96		$130

Schedule Of Realized (Gains) Losses On Derivatives Recognized In Statement Of Operations

		Amount of (Gain)/Loss Recognized (Effective Portion)
	Location of (Gain)/Loss Reclassified from Other Comprehensive Income (Effective Portion)	2011	2012
		(Dollars in Thousands)
Derivatives designated as cash flow hedges:
Foreign currency derivatives	Cost of goods sold/Other expense / (income) / Revenue	$368	$(5,226)
Commodity forward derivatives	Cost of goods sold / Revenue	$(7,287)	$(9,430)

		(Gain)/Loss Recognized (Effective Portion)
	Location of (Gain)/Loss Recognized in the Consolidated Statement of Income	2011	2012
		(Dollars in Thousands)
Derivatives designated as fair value hedges:
Foreign currency derivatives	Cost of goods sold/Other expense (income)	$(1,491)	$209

		Amount of (Gain)/Loss Recognized (Effective Portion)
Three Months Ended March 31,	Location of (Gain)/Loss Reclassified from Other Comprehensive Income (Effective Portion)	2012	2013
		(Dollars in Thousands)
Derivatives designated as cash flow hedges:
Foreign currency derivatives, excluding tax of $122 and $(9), respectively	Cost of goods sold/Other expense / (income) / Revenue	$(1,221)	$94
Commodity forward derivatives, excluding tax of $894 and $117, respectively	Cost of goods sold / Revenue	$(2,470)	$(323)

		(Gain)/Loss Recognized (Effective Portion)
Three Months Ended March 31,	Location of (Gain)/Loss Recognized in the Consolidated Statement of Income	2012	2013
		(Dollars in Thousands)
Derivatives designated as fair value hedges:
Foreign currency derivatives	Cost of goods sold/Other expense (income)	$209	$—

		Amount of (Gain)/Loss Recognized
Three Months Ended March 31,	Location of (Gain)/Loss Recognized in the Consolidated Statement of Income	2012	2013
		(Dollars in thousands)
Derivatives not designated as hedges:
Foreign currency derivatives	Cost of goods sold/Other expense (income)	$63	$(1,782)

Interest Expense (Tables)	3 Months Ended
Mar. 31, 2013
Interest and Debt Expense [Abstract]
Schedule Of Interest Expense
The following table presents an analysis of interest expense:

	For the year Ended December 31,
	2010	2011	2012
	(Dollars in thousands)
Interest incurred on debt	$985	$5,745	$10,172
Amortization of discount on Senior Subordinated Notes	806	10,039	10,742
Amortization of debt issuance costs	1,761	1,521	1,712
Supply Chain Financing mark-up	1,524	1,002	621
Total interest expense	$5,076	$18,307	$23,247

	For the Three Months Ended
	March 31,
	2012	2013
	(Dollars in thousands)

Interest incurred on debt	$1,637	$5,449
Amortization of discount on Senior Subordinated Notes	2,617	2,801
Amortization of debt issuance costs	377	555
Supply Chain Financing mark-up	131	203
Total interest expense	$4,762	$9,008

Inventories (Tables)	3 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Schedule Of Inventories

	As of December 31, 2012	As of March 31, 2013
	(Dollars in thousands)
Inventories:
Raw materials and supplies	$230,057	$226,232
Work in process	213,948	234,400
Finished goods	73,293	84,190
	517,298	544,822
Reserves	(4,233)	(6,600)
Total	$513,065	$538,222

Supplementary Balance Sheet Detail (Tables)	3 Months Ended
Mar. 31, 2013
Balance Sheet Related Disclosures [Abstract]
Schedule Of Amounts Recognized In Balance Sheet

	At December 31,
	2011	2012
	(Dollars in thousands)
Accounts and notes receivable, net:
Trade	$224,905	$244,000
Allowance for doubtful accounts	(4,153)	(7,571)
	$220,752	$236,429
Inventories:
Raw materials and supplies	$168,982	$230,057
Work in process	205,968	213,948
Finished goods	73,821	73,293
	448,771	517,298
Reserves	(4,709)	(4,233)
	$444,062	$513,065
Property, plant and equipment:
Land and improvements	$34,896	$36,744
Buildings	175,588	182,838
Machinery and equipment and other	1,105,440	1,172,045
Construction in progress	115,508	140,732
	$1,431,432	$1,532,359
Other accrued liabilities:
Payrolls (including incentive programs)	$7,624	7,461
Customer prepayments	8,478	7,594
Employee compensation and benefits	11,680	10,335
Other	12,393	25,563
	$40,175	$50,953
Other long term obligations:
Postretirement benefits	$29,630	$30,465
Pension and related benefits	75,840	73,202
Other	25,830	21,338
	$131,300	$125,005

Schedule Of Analysis Of The Allowance For Doubtful Accounts

	At December 31,
	2010	2011	2012
	(Dollars in thousands)
Balance at beginning of year	$4,545	$3,892	$4,153
Additions	1,004	1,438	5,159
Deductions	(1,657)	(1,177)	(1,741)
Balance at end of year	$3,892	$4,153	$7,571

Schedule Of Inventory Reserves

	At December 31,
	2010	2011	2012
	(Dollars in thousands)
Balance at beginning of year	$2,518	$2,716	$4,709
Additions	2,844	4,154	4,052
Deductions	(2,646)	(2,161)	(4,528)
Balance at end of year	$2,716	$4,709	$4,233

Commitments (Tables)	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Lease Commitments Under Non-Cancelable Operating Leases
Lease commitments under non-cancelable operating leases extending for one year or more will require the following future payments:

(Dollars in thousands)
2013	$2,808
2014	1,916
2015	585
2016	547
2017	231
After 2017	—

Retirement Plans And Postretirement Benefits (Tables)	3 Months Ended
Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Components Of Consolidated Net Pension Costs Retirement Plans
The components of our consolidated net pension costs are set forth in the following table.

	For the Year Ended December 31,
	2010		2011		2012
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Service cost	$400	$257	$525	$343	$610	$1,095
Interest cost	7,114	2,668	6,759	2,501	6,114	2,532
Expected return on assets	(6,385)	(2,166)	(6,688)	(2,225)	(6,520)	(2,299)
Amortization of prior service cost	—	53	—	26	—	24
Settlement loss	—	49	—	—	—	—
Mark-to-market loss	5,304	4,107	19,775	1,190	6,572	1,662
	$6,433	$4,968	$20,371	$1,835	$6,776	$3,014

Amounts Recognized In Other Comprehensive Income Retirement Plans
The primary driver of the mark-to-market losses in 2011 and 2012 was a decrease in the discount rate due to lower interest rates.
Amounts recognized in other comprehensive income:

	For the Year Ended December 31,
	2010		2011		2012
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Amortization of prior service cost	$—	$(53)	$—	$(26)	$—	$(24)
Effect of exchange rates	—	(28)	—	(8)	—	3
Total recognized in other comprehensive loss	$—	$(81)	$—	$(34)	$—	$(21)
Total recognized in pension costs and other comprehensive loss	$6,433	$4,887	$20,371	$1,801	$6,776	$2,993

Reconciliation Of Pension Plans' Benefit Obligations, Fair Value Of Assets Retirement Plans
The reconciliation of the beginning and ending balances of our pension plans’ benefit obligations, fair value of assets, and funded status at December 31, 2011 and 2012 are:

	At December 31,
	2011		2012
	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Changes in Benefit Obligation:
Net benefit obligation at beginning of year	$134,691	$54,875	$144,809	$73,217
Service cost	525	343	610	1,095
Interest cost	6,759	2,501	6,114	2,532
Participant contributions	—	124	—	347
Foreign currency exchange changes	—	(598)	—	3,153
Actuarial loss	11,871	18,940	8,695	2,995
Benefits paid	(9,037)	(2,968)	(8,759)	(3,028)
Net benefit obligation at end of year	$144,809	$73,217	$151,469	$80,311
Changes in Plan Assets:
Fair value of plan assets at beginning of year	$85,896	$48,774	$80,935	$65,960
Actual return on plan assets	(1,215)	13,398	8,643	3,668
Foreign currency exchange rate changes	—	(448)	—	2,919
Employer contributions	5,291	542	10,500	1,884
Participant contributions	—	124	—	347
Actuarial loss	—	6,538	—	—
Benefits paid	(9,037)	(2,968)	(8,759)	(3,028)
Fair value of plan assets at end of year	$80,935	$65,960	$91,319	$71,750
Funded status (underfunded):	$(63,874)	$(7,257)	$(60,150)	$(8,561)
Amounts recognized in accumulated other comprehensive loss:
Prior service credit	$—	$(287)	$—	$(266)
Amounts recognized in the statement of financial position:
Non-current assets	$—	$—	$—	$—
Current liabilities	(558)	(208)	(557)	(260)
Non-current liabilities	(63,316)	(7,048)	(59,593)	(8,301)
Net amount recognized	$(63,874)	$(7,256)	$(60,150)	$(8,561)

Fair Asset Values Of Plan Assets
The fair value of the plan assets by category is summarized below (dollars in thousands):

	December 31, 2011				December 31, 2012
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
U.S. Plan Assets
Cash and cash equivalents	$1,001	—	—	$1,001	$1,516	—	—	$1,516
Collective trusts	—	79,934	—	79,934	—	$89,803	—	89,803
Total	$1,001	79,934	—	$80,935	$1,516	$89,803	—	$91,319
International Plan Assets
Cash and cash equivalents	$96	—	—	$96	$248	—	—	$248
Foreign government bonds	—	$1,022	—	1,022	—	1,107	—	1,107
Investment contracts	—	—	$56,114	56,114	—	—	$60,344	60,344
Fixed insurance contracts	—	—	8,728	8,728	—	—	10,051	10,051
Total	$96	$1,022	$64,842	$65,960	$248	$1,107	$70,395	$71,750

Fair Value Hierarchy, Assets At Fair Value
The following table presents the changes for those financial instruments classified within Level 3 of the valuation hierarchy for international plan pension assets for the years ended December 31, 2011 and 2012 (dollars in thousands):

	Investment Contracts	Fixed Insurance Contracts
Balance at January 1, 2011	$45,094	$1,743
Gain / contributions / currency impact	13,110	6,985
Distributions	(2,090)	—
Balance at December 31, 2011	56,114	8,728
Gain / contributions / currency impact	7,118	1,323
Distributions	(2,888)	—
Balance at December 31, 2012	$60,344	$10,051

Retirement Plan Weighted Average Asset Allocations
The following table presents our retirement plan weighted average asset allocations at December 31, 2012, by asset category:

	Percentage of Plan Assets at December 31, 2012
	US	Foreign
Equity securities	21%	—%
Fixed income, debt securities, or cash	79%	100%
Total	100%	100%
The following table presents our retirement plan weighted average target asset allocations at December 31, 2012, by asset category:

	Percentage of Plan Assets at December 31, 2012
	US	Foreign
Equity securities	20%	—%
Fixed Income	80%	100%
Total	100%	100%

Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets
Information for our pension plans with an accumulated benefit obligation in excess of plan assets at December 31, 2011 and 2012 follows:

	2011		2012
	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Accumulated benefit obligation	$144,809	$72,075	$151,469	$78,595
Fair value of plan assets	80,935	64,938	91,319	71,750

Pension Plans With Projected Benefit Obligation In Excess Of Plan Assets
Information for our pension plans with a projected benefit obligation in excess of plan assets at December 31, 2011 and 2012 follows:

	2011		2012
	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Projected benefit obligation	$144,809	$73,217	$151,469	$80,311
Fair value of plan assets	80,935	65,960	91,319	71,750

Projected Future Pension Plan Cash Flow By Year
Following is our projected future pension plan cash flow by year:

	U.S.	Foreign
	(Dollars in thousands)
Expected contributions in 2013:
Expected employer contributions	$6,298	$3,453
Expected employee contributions	—	—
Estimated future benefit payments reflecting expected future service for the years ending December 31:
2013	9,399	3,725
2014	9,343	4,211
2015	9,282	3,767
2016	9,294	4,248
2017	9,361	4,225
2018-2022	47,085	22,071

Components Of Net Postretirement Costs
The components of our consolidated net postretirement costs are set forth in the following table.

	For the Year Ended December 31,
	2010		2011		2012
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Service cost	$—	$163	$—	$178	—	$183
Interest cost	685	1,074	583	1,064	497	1,024
Amortization of prior service credit	—	(193)	—	(201)	—	(199)
Plan amendment	—	—	—	—	—	1,170
Mark-to-market (gain) loss	(3,163)	1,121	(219)	1,538	60	551
	$(2,478)	$2,165	$364	$2,579	$557	$2,729

Recognized In Other Comprehensive Income Postretirement Benefit Plans
Amounts recognized in other comprehensive income are:

	For the Year Ended December 31,
	2010		2011		2012
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Amortization of prior service cost	$—	$193	$—	$201	$—	$199
Effect of exchange rates	—	(131)	—	49	—	(53)
Total recognized in other comprehensive income	$—	$62	$—	$250	$—	$146
Total recognized in net post retirement cost (benefit) and other comprehensive income	$(2,478)	$2,227	$364	$2,829	$557	$2,875

Fair Value Of Assets Of, And The Funded Status Of, Postretirement Plans
The reconciliation of beginning and ending balances of benefit obligations under, fair value of assets of, and the funded status of, our postretirement plans is set forth in the following table:

	Postretirement Benefits at December 31,
	2011		2012
	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Changes in Benefit Obligation:
Net benefit obligation at beginning of year	$14,475	$17,773	$14,316	$17,592
Service cost	—	178	—	183
Interest cost	583	1,064	497	1,024
Foreign currency exchange rates	—	(1,791)	—	(157)
Actuarial (gain) loss	(219)	1,625	60	541
Gross benefits paid	(523)	(1,257)	(1,367)	(1,165)
Plan amendment	—	—	—	1,170
Net benefit obligation at end of year	$14,316	$17,592	$13,506	$19,188
Changes in Plan Assets:
Fair value of plan assets at beginning of year	$—	$—	$—	$—
Employer contributions	523	1,257	1,367	1,165
Gross benefits paid	(523)	(1,257)	(1,367)	(1,165)
Fair value of plan assets at end of year	$—	$—	$—	$—
Funded status:	$(14,316)	$(17,592)	$(13,506)	$(19,188)
Amounts recognized in accumulated other comprehensive loss:
Prior service credit	$—	$2,354	$—	$2,208
Amounts recognized in the statement of financial position:
Current liabilities	$(1,512)	$(1,077)	$(1,394)	$(1,132)
Non-current liabilities	(12,803)	(16,515)	(12,112)	(18,056)
Net amount recognized	$(14,315)	$(17,592)	$(13,506)	$(19,188)

Assumptions Used To Determine Net Pension Costs And Projected Benefit Obligations

	Pension Benefit Obligations At December 31,
	2011	2012
Weighted average assumptions to determine net cost:
Discount rate	4.98%	4.06%
Expected return on plan assets	6.74%	5.95%
Rate of compensation increase	3.02%	2.44%
Assumptions used to determine net postretirement benefit costs and postretirement projected benefit obligation are set forth in the following table:

	Postretirement Benefit Obligations At December 31,
	2011	2012
Weighted average assumptions to determine benefit obligations:
Discount rate	4.94%	4.44%
Health care cost trend on covered charges:
Initial	7.68%	7.52%
Ultimate	5.71%	5.94%
Years to ultimate	4	4

	Postretirement Benefit Costs At December 31,
	2011	2012
Weighted average assumptions to determine net cost:
Discount rate	5.52%	4.94%
Health care cost trend on covered charges:
Initial	6.68%	7.68%
Ultimate	5.66%	5.71%
Years to ultimate	1	3

	Pension Benefit Obligations At December 31,
	2011	2012
Weighted average assumptions to determine benefit obligations:
Discount rate	4.06%	3.58%
Rate of compensation increase	2.44%	2.44%

One-Percentage Point Change In Assumed Health Care Cost Trend Rates
A one-percentage point change in assumed health care cost trend rates would have the following effects at December 31, 2012:

	One Percentage Point Increase		One Percentage Point Decrease
	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Effect on total service cost and interest cost components	$4	$137	$(2)	$(111)
Effect on benefit obligations	$145	$1,190	$(111)	$(979)

Projected Future Postretirement Cash Flow By Year
The following table represents projected future postretirement cash flow by year:

	U.S.	Foreign
	(Dollars in thousands)
Expected contributions in 2013:
Expected employer contributions	$1,394	$1,132
Expected employee contributions	—	—
Estimated future benefit payments reflecting expected future service for the years ending December 31:
2013	1,394	1,132
2014	1,365	1,136
2015	1,303	1,138
2016	1,236	1,127
2017	1,139	1,149
2018-2022	4,239	5,941

Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]

	For the Three Months Ended
	March 31,
	2012	2013
	(Dollars in thousands)
Service cost	$426	$489
Interest cost	2,150	1,985
Expected return on plan assets	(2,195)	(1,706)
Amortization of prior service cost	6	6
Net cost	$387	$774

Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]

	For the Three Months Ended
	March 31,
	2012	2013
	(Dollars in thousands)
Service cost	$46	$28
Interest cost	381	331
Amortization of prior service benefit	(49)	(50)
Plan amendment	—	—
Net cost	$378	$309

Management Compensation And Incentive Plans (Tables)	3 Months Ended
Mar. 31, 2013
Management Compensation And Incentive Plans [Abstract]
Restricted Stock And Performance Share Awards Activity
Restricted stock and performance share awards activity under the plans for the year ended December 31, 2012, was:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding unvested at January 1, 2012	1,725,158	$15.82
Granted	964,906	10.08
Vested	(523,713)	13.99
Forfeited/canceled/expired	(314,432)	16.10
Outstanding at December 31, 2012	1,851,919	$13.30
Restricted stock and performance share awards activity under the plans for the three months ended March 31, 2013 was:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding unvested as of January 1, 2013	1,851,919	$13.30
Granted	90,542	8.77
Vested	(288,939)	15.90
Forfeited/canceled/expired	(70,821)	19.21
Outstanding unvested as of March 31, 2013	1,582,701	12.30

Schedule Of Weighted Average Assumptions Used In Option-Pricing Model For Options Granted
The weighted average assumptions used in our Black-Scholes option-pricing model for options granted in 2010, 2011 and 2012 are:

	For the Year Ended December 31, 2010	For the Year Ended December 31, 2011	For the Year Ended December 31, 2012
Dividend yield	—%	—%	—%
Expected volatility	64.53% - 69.76%	57.75% - 58.83%	55.33-57.32
Risk-free interest rate	1.43% - 3.08%	0.85% - 2.24%	0.66% - 0.90%
Expected term in years	6 years	6 years	6 years

Stock Option Activity Under The Plans
Stock option activity under the plans for the year ended December 31, 2012 was:

	Number of Shares	Weighted- Average Exercise Price
Outstanding at January 1, 2012	1,327,087	$13.15
Granted	441,700	9.82
Exercised	(21,471)	7.35
Forfeited/canceled/expired	(17,167)	15.49
Outstanding at December 31, 2012	1,730,149	$12.35

	Number of Shares	Weighted- Average Exercise Price
Outstanding as of January 1, 2013	1,730,149	$12.35
Granted	5,200	9.74
Forfeited/canceled/expired	—	—
Exercised	(40,735)	4.29
Outstanding as of March 31, 2013	1,694,614	12.54

Schedule Of Stock Options Outstanding And Exercisable
Stock options outstanding and exercisable under our plans at December 31, 2012 are:

			Options Outstanding			Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Prices	Number Exercisable	Weighted Average Exercise Prices
$2.83	-	$22.57	1,730,149	7.3	$12.35	948,662	$12.44

Contingencies (Tables)	3 Months Ended
Mar. 31, 2013
Loss Contingency [Abstract]
Schedule Of Product Warranties Accrual
Claims accrued but not yet paid and the related activity within the reserve for 2011 and 2012 are as follows:

(Dollars in Thousands)
Balance at December 31, 2011	$1,531
Product warranty charges/adjustments	461
Payments and settlements	(507)
Balance at December 31, 2012	$1,485

Balance as of December 31, 2012	$1,485
Product warranty adjustments	(1)
Payments and settlements	(319)
Balance as of March 31, 2013	$1,165

Income Taxes (Tables)	3 Months Ended
Mar. 31, 2013
Income Tax Expense (Benefit) [Abstract]
Schedule Of U.S. And Non-U.S. Components Of Income (Loss) Before Provision (Benefit) For Income Taxes
The following table summarizes the U.S. and non-U.S. components of income (loss) before provision (benefit) for income taxes:

	For the Year Ended December 31,
	2010	2011	2012
	(Dollars in thousands)
U.S.	$32,539	$32,877	$29,422
Non-U.S.	141,026	110,414	105,065
	$173,565	$143,291	$134,487

Schedule Of Income Tax Expense (Benefit)
Income tax expense (benefit) consists of the following:

	For the Year Ended December 31,
	2010	2011	2012
	(Dollars in thousands)
U.S income taxes:
Current	$6,307	$16,988	$(6,529)
Deferred	(29,060)	(46,379)	4,543
	(22,753)	(29,391)	(1,986)
Non-U.S. income taxes:
Current	21,638	18,173	12,371
Deferred	20	1,325	6,462
	21,658	19,498	18,833
Total income tax expense (benefit)	$(1,095)	$(9,893)	$16,847

	For the Three Months Ended
	March 31,
	2012	2013
	(Dollars in thousands)
Tax expense	$5,220	$2,040
Pretax income	$22,749	$6,250
Effective tax rates	22.9%	32.6%

Schedule Of Income Tax Expense (Benefit) Computed By Applying The U.S. Federal Income Tax Rate
Income tax expense (benefit) differed from the amounts computed by applying the U.S. federal income tax rate of 35% to income before provision (benefit) for income taxes as set forth in the following table:

	For the Year Ended December 31,
	2010	2011	2012
	(Dollars in thousands)
Tax at statutory U.S. federal rate	$60,748	$50,152	$47,071
U.S. valuation allowance, net	(42,393)	(45,989)	(1,800)
State taxes, net of federal tax benefit	337	474	593
U.S. tax return adjustments to estimated taxes	3,311	(455)	(1,612)
Non-controlling interest gain	(3,345)	—	—
Nondeductible expenses acquisition costs	5,324	—	—
Establishment (resolution) of uncertain tax positions	(1,151)	1,507	(8,118)
Adjustment for foreign income taxed at different rates	(19,107)	(14,450)	(15,553)
Non-U.S. tax exemptions, holidays and credits	(4,781)	(2,535)	(4,259)
Other	(38)	1,403	524
Total income tax expense (benefit)	$(1,095)	$(9,893)	$16,846

Schedule Of Deferred Tax Assets And Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant components of the deferred tax assets and deferred tax liabilities at December 31, 2011, and December 31, 2012 are set forth in the following table:

	At December 31,
	2011	2012
	(Dollars in thousands)
Deferred tax assets:
Postretirement and other employee benefits	$48,209	$51,646
Foreign tax credit and other carryforwards	57,428	54,102
Capitalized research and experimental costs	1,712	999
Environmental reserves	3,935	4,057
Inventory adjustments	11,202	13,365
Capital loss	3,226	3,222
Other	7,148	9,052
Total gross deferred tax assets	132,860	136,443
Less: valuation allowance	(25,509)	(26,312)
Total deferred tax assets	107,351	110,131
Deferred tax liabilities:
Fixed assets	$90,552	$102,568
Debt discount amortization	12,563	9,720
Inventory	5,575	9,531
Unrealized foreign currency exchange gain	560	80
Goodwill and acquired intangibles	13,240	11,299
Other	730	2,340
Total deferred tax liabilities	123,220	135,538
Net deferred tax liability	$15,869	$25,407

Schedule Of Valuation Allowance Activity
Valuation allowance activity for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the year ended December 31,
	2010	2011	2012
	(Dollars in thousands)
Balance at January 1	$106,831	$74,945	$25,509
(Credited) / charged to income	(11,366)	(49,403)	(1,800)
Acquisition accounting	(30,333)	—	—
Translation adjustment	528	(391)	(52)
Changes attributable to movement in underlying assets	9,397	358	2,655
Other	(112)	—	—
Balance at December 31	$74,945	$25,509	$26,312

Reconciliation Of The Beginning And Ending Amount Of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2010	2011	2012
	(Dollars in thousands)
Balance at January 1	$20,656	$13,719	$16,788
Additions based on tax positions related to the current year	—	—	90
Additions for tax positions of prior years	15,205	3,910	4,643
Reductions for tax positions of prior years	(20,660)	(165)	(11,019)
Lapse of statutes of limitations	(1,183)	(627)	(163)
Settlements	—	—	(576)
Foreign currency impact	(299)	(49)	6
Balance at December 31	$13,719	$16,788	$9,769

Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Schedule Of Calculation Of Basic And Diluted Earnings Per Share
The following table shows the information used in the calculation of our basic and diluted earnings per share as of December 31:

	At December 31,
	2010	2011	2012
	(Dollars in thousands)
Weighted average common shares outstanding for basic calculation	122,620,950	145,156,045	138,551,804
Add: Effect of stock options and restricted stock	831,615	1,246,241	1,148,300
Weighted average common shares outstanding for diluted calculation	123,452,565	146,402,286	139,700,104

	For the Three Months Ended
	March 31,
	2012	2013
Weighted average common shares outstanding for basic calculation	143,795,454	134,645,729
Add: Effect of stock options and restricted stock	703,313	186,829
Weighted average common shares outstanding for diluted calculation	144,498,767	134,832,558

Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule Of Accumulated Other Comprehensive Loss
The balance in our accumulated other comprehensive loss is set forth in the following table:

	For year ended December 31,
	2011	2012
	(Dollars in thousands)
Foreign currency translation adjustments	$271,282	$281,211
Commodities and foreign currency derivatives, net of tax of $1,714 and ($25), respectively	(9,345)	(533)
Total accumulated comprehensive loss	$261,937	$280,678

Supplemental Guarantor Information (Tables)	3 Months Ended
Mar. 31, 2013
Consolidating Financials [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
As of December 31, 2011
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$366	$3,503	$8,560	$—	$12,429
Accounts receivable - affiliates	26,356	10,773	22,485	(59,614)	—
Accounts receivable - trade	—	73,048	147,704	—	220,752
Inventories	—	182,125	261,937	—	444,062
Prepaid expenses and other current assets	—	20,678	34,029	—	54,707
Total current assets	26,722	290,127	474,715	(59,614)	731,950

Investment in affiliates	1,667,938	808,130	—	(2,476,068)	—
Property, plant and equipment	—	467,513	309,371	—	776,884
Deferred income taxes	—	3,827	7,931	(3,827)	7,931
Goodwill	—	293,161	205,520	—	498,681
Notes receivable - affiliate	—	181,398	—	(181,398)	—
Other assets	—	76,825	76,095	—	152,920
Total Assets	$1,694,660	$2,120,981	$1,073,632	$(2,720,907)	$2,168,366

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable - affiliate	$507	$48,842	$10,265	$(59,614)	$—
Accounts payable - trade	—	56,454	92,201	—	148,655
Short-term debt	—	7,666	6,502	—	14,168
Accrued income and other taxes	18,548	4,213	21,569	—	44,330
Supply chain financing liability	—	—	29,930	—	29,930
Other accrued liabilities	—	12,121	28,049	—	40,170
Total current liabilities	19,055	129,296	188,516	(59,614)	277,253

Long-term debt - affiliate	169,656	—	11,742	(181,398)	—
Long-term debt - third party	153,442	232,862	1,320	—	387,624
Other long-term obligations	—	90,885	40,415	—	131,300
Deferred income taxes	12,563	—	23,509	(3,827)	32,245
Stockholders' equity	1,339,944	1,667,938	808,130	(2,476,068)	1,339,944
Total Liabilities and Stockholders' Equity	$1,694,660	$2,120,981	$1,073,632	$(2,720,907)	$2,168,366

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
As of December 31, 2012
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$4,425	$12,892	—	$17,317
Accounts receivable - affiliates	26,399	38,116	29,177	(93,692)	—
Accounts receivable - trade	—	78,053	158,376	—	236,429
Inventories	—	159,217	353,848	—	513,065
Prepaid expenses and other current assets	—	13,681	42,509	—	56,190
Total current assets	26,399	293,492	596,802	(93,692)	823,001

Investment in affiliates	1,728,316	868,063	—	(2,596,379)	—
Property, plant and equipment	—	523,818	310,089	—	833,907
Deferred income taxes	—	—	6,157	—	6,157
Goodwill	—	293,162	205,099	—	498,261
Notes receivable - affiliate	66,869	22,413	—	(89,282)	—
Other assets	5,218	65,269	66,102	—	136,589
Total Assets	$1,826,802	$2,066,217	$1,184,249	$(2,779,353)	$2,297,915

LIABILITIES AND STOCKHOLDER EQUITY
Current Liabilities:
Accounts payable - affiliate	$—	$55,349	$38,343	$(93,692)	$—
Accounts payable - trade	273	33,126	94,721	—	128,120
Short-term debt	—	171	8,255	—	8,426
Accrued income and other taxes	597	3,948	26,378	—	30,923
Supply chain financing liability	—	—	26,962	—	26,962
Other accrued liabilities	2,178	15,597	33,178	—	50,953
Total current liabilities	3,048	108,191	227,837	(93,692)	245,384

Long-term debt - affiliate	—	66,869	22,413	(89,282)	—
Long-term debt - third party	464,183	70,190	1,336	—	535,709
Other long-term obligations	—	86,026	38,979	—	125,005
Deferred income taxes	9,720	6,625	25,621	—	41,966
Stockholders' equity	1,349,851	1,728,316	868,063	(2,596,379)	1,349,851
Total Liabilities and Stockholders' Equity	$1,826,802	$2,066,217	$1,184,249	$(2,779,353)	$2,297,915

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
As of December 31, 2012
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$4,425	$12,892	—	$17,317
Accounts receivable - affiliates	26,399	38,116	29,177	(93,692)	—
Accounts receivable - trade	—	78,053	158,376	—	236,429
Inventories	—	159,217	353,848	—	513,065
Prepaid expenses and other current assets	—	13,681	42,509	—	56,190
Total current assets	26,399	293,492	596,802	(93,692)	823,001

Investment in affiliates	1,728,316	868,063	—	(2,596,379)	—
Property, plant and equipment	—	523,818	310,089	—	833,907
Deferred income taxes	—	—	6,157	—	6,157
Goodwill	—	293,162	205,099	—	498,261
Notes receivable - affiliate	66,869	22,413	—	(89,282)	—
Other assets	5,218	65,269	66,102	—	136,589
Total Assets	$1,826,802	$2,066,217	$1,184,249	$(2,779,353)	$2,297,915

LIABILITIES AND STOCKHOLDER EQUITY
Current Liabilities:
Accounts payable - affiliate	$—	$55,349	$38,343	$(93,692)	$—
Accounts payable - trade	273	33,126	94,721	—	128,120
Short-term debt	—	171	8,255	—	8,426
Accrued income and other taxes	597	3,948	26,378	—	30,923
Supply chain financing liability	—	—	26,962	—	26,962
Other accrued liabilities	2,178	15,597	33,178	—	50,953
Total current liabilities	3,048	108,191	227,837	(93,692)	245,384

Long-term debt - affiliate	—	66,869	22,413	(89,282)	—
Long-term debt - third party	464,183	70,190	1,336	—	535,709
Other long-term obligations	—	86,026	38,979	—	125,005
Deferred income taxes	9,720	6,625	25,621	—	41,966
Stockholders' equity	1,349,851	1,728,316	868,063	(2,596,379)	1,349,851
Total Liabilities and Stockholders' Equity	$1,826,802	$2,066,217	$1,184,249	$(2,779,353)	$2,297,915

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
As of March 31, 2013
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	—	$3,283	$8,021	—	$11,304
Accounts receivable - affiliates	30,662	33,770	22,927	(87,359)	—
Accounts receivable - trade	—	55,291	133,470	—	188,761
Inventories	—	181,343	356,879	—	538,222
Prepaid expenses and other current assets	—	16,000	42,087	—	58,087
Total current assets	30,662	289,687	563,384	(87,359)	796,374

Investment in affiliates	1,734,660	872,806	—	(2,607,466)	—
Property, plant and equipment	—	527,251	304,452	—	831,703
Deferred income taxes	—	—	5,876	—	5,876
Goodwill	—	293,162	204,519	—	497,681
Notes receivable - affiliate	66,929	22,414	—	(89,343)	—
Other assets	5,132	62,093	63,288	—	130,513
Total Assets	1,837,383	2,067,413	1,141,519	(2,784,168)	2,262,147

LIABILITIES AND STOCKHOLDER EQUITY
Current Liabilities:
Accounts payable - affiliate	—	$53,596	$33,763	$(87,359)	—
Accounts payable - trade	12	31,600	62,825	—	94,437
Short-term debt	—	173	1,929	—	2,102
Accrued income and other taxes	—	2,987	25,695	—	28,682
Supply chain financing liability	—	—	12,659	—	12,659
Other accrued liabilities	6,959	22,493	29,332	—	58,784
Total current liabilities	6,971	110,849	166,203	(87,359)	196,664

Long-term debt - affiliate	—	66,929	22,414	(89,343)	—
Long-term debt - third party	466,983	63,646	21,257	—	551,886
Other long-term obligations	—	84,829	36,758	—	121,587
Deferred income taxes	9,720	6,500	22,081	—	38,301
Stockholders' equity	1,353,709	1,734,660	872,806	(2,607,466)	1,353,709
Total Liabilities and Stockholders' Equity	1,837,383	2,067,413	1,141,519	(2,784,168)	2,262,147

Schedule of Condensed Income Statement [Table Text Block]

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
For the year ended December 31, 2010
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Sales - affiliates	—	$24,026	$129,972	$(153,998)	—
Sales - third party	—	307,278	699,715	—	1,006,993
Net sales	—	331,304	829,687	(153,998)	1,006,993
Cost of sales	—	260,070	611,670	(153,998)	717,742
Gross profit	—	71,234	218,017	—	289,251
Research and development	—	12,202	—	—	12,202
Selling and administrative expenses	—	38,251	80,758	—	119,009
Operating income	—	20,781	137,259	—	158,040
Equity in earnings of, and gain recorded on acquisition of, non-consolidated affiliate	—	(14,500)	—	—	(14,500)
Other (income) expense, net	—	(4,287)	(481)	—	(4,768)
Interest expense - affiliate	—	4,701	—	(4,701)	—
Interest expense - third party	806	2,166	2,104	—	5,076
Interest income - affiliate	—	—	(4,701)	4,701	—
Interest income - third party	—	(188)	(1,145)	—	(1,333)
Income before income taxes	(806)	32,889	141,482	—	173,565

(Benefit) provision for income taxes	(292)	(22,768)	21,965	—	(1,095)
Equity in earnings of subsidiary	175,174	119,517	—	(294,691)	—
Net income	174,660	175,174	119,517	(294,691)	174,660

Statements of Comprehensive Income

Net income	174,660	175,174	119,517	(294,691)	174,660
Other comprehensive income:
Foreign currency translation	(5,866)	—	(5,866)	5,866	(5,866)
Commodities and foreign currency derivatives	2,353	265	2,088	(2,353)	2,353
Other Comprehensive income (loss)	(3,513)	265	(3,778)	3,513	(3,513)
Comprehensive income (loss)	171,147	175,439	115,739	(291,178)	171,147

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
For the year ended December 31, 2011
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Sales - affiliates	$—	$130,304	$165,397	$(295,701)	$—
Sales - third party	—	556,675	763,509	—	1,320,184
Net sales	—	686,979	928,906	(295,701)	1,320,184
Cost of sales	—	545,334	746,005	(295,701)	995,638
Gross profit	—	141,645	182,901	—	324,546
Research and development	—	13,797	179	—	13,976
Selling and administrative expenses	6	64,969	79,586	—	144,561
Operating income	(6)	62,879	103,136	—	166,009

Other expense (income), net	40	5,568	(773)	—	4,835
Interest expense - affiliate	4,631	9,221	—	(13,852)	—
Interest expense - third party	10,038	5,678	2,591	—	18,307
Interest income - affiliate	—	(4,631)	(9,221)	13,852	—
Interest income - third party	—	—	(424)	—	(424)
Income before income taxes	(14,715)	47,043	110,963	—	143,291

(Benefit) provision for income taxes	(5,751)	(23,801)	19,659	—	(9,893)
Equity in earnings of subsidiary	162,148	91,304	—	(253,452)	—
Net income	$153,184	$162,148	$91,304	$(253,452)	$153,184

Statements of Comprehensive Income

Net income	$153,184	$162,148	$91,304	$(253,452)	$153,184
Other comprehensive income:
Foreign currency translation	(32,202)	—	(32,202)	32,202	(32,202)
Commodities and foreign currency derivatives	6,023	3,761	2,262	(6,023)	6,023
Other Comprehensive income (loss)	(26,179)	3,761	(29,940)	26,179	(26,179)
Comprehensive income (loss)	$127,005	$165,909	$61,364	$(227,273)	$127,005

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
For the year ended December 31, 2012
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations		Consolidated

Sales - affiliates	$—	$194,345	$216,859	$(411,204)		$—
Sales - third party	—	566,024	682,240	—		1,248,264
Net sales	—	760,369	899,099	(411,204)		1,248,264
Cost of sales	—	638,419	705,245	(411,204)		932,460
Gross profit	—	121,950	193,854	—		315,804
Research and development	—	13,796	—	—		13,796
Selling and administrative expenses	—	61,442	84,098	—		145,540
Operating income	—	46,712	109,756	—		156,468

Other (income) expense, net	—	(2,133)	1,128	—		(1,005)
Interest expense - affiliate	3,766	59	586	(4,411)		—
Interest expense - third party	12,992	7,977	2,278	—		23,247
Interest income - affiliate	(59)	(4,352)	—	4,411		—
Interest income - third party	—	—	(261)	—		(261)
Income before income taxes	(16,699)	45,161	106,025	—	`	134,487

(Benefit) provision for income taxes	(5,972)	3,981	18,837	—		16,846
Equity in earnings of subsidiary	128,368	87,188	—	(215,556)		—
Net income	$117,641	$128,368	$87,188	$(215,556)		$117,641

Statements of Comprehensive Income

Net income	$117,641	$128,368	$87,188	$(215,556)		$117,641
Other comprehensive income:
Foreign currency translation	(9,929)	—	(9,929)	9,929		(9,929)
Commodities and foreign currency derivatives	(8,812)	(4,452)	(4,360)	8,812		(8,812)
Other Comprehensive income (loss)	(18,741)	(4,452)	(14,289)	18,741		(18,741)
Comprehensive income (loss)	$98,900	$123,916	$72,899	$(196,815)		$98,900

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
For the three months ended March 31, 2012
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations		Consolidated

Sales - affiliates	$—	$59,602	$45,710	$(105,312)		$—
Sales - third party	—	114,027	126,911	—		240,938
Net sales	—	173,629	172,621	(105,312)		240,938
Cost of sales	—	139,464	139,855	(105,312)		174,007
Gross profit	—	34,165	32,766	—		66,931
Research and development	—	4,199	—	—		4,199
Selling and administrative expenses	—	18,490	20,235	—		38,725
Operating income	—	11,476	12,531	—		24,007

Other (income) expense, net	—	(3,153)	(270)	—		(3,423)
Interest expense - affiliate	828	—	—	(828)		—
Interest expense - third party	2,617	1,769	376	—		4,762
Interest income - affiliate	—	(828)	—	828		—
Interest income - third party	—	—	(81)	—		(81)
Income before income taxes	(3,445)	13,688	12,506	—	`	22,749

Provision for income taxes	(1,223)	4,451	1,992	—		5,220
Equity in earnings of subsidiary	19,751	10,514	—	(30,265)		—
Net income	$17,529	$19,751	$10,514	$(30,265)		$17,529

Statements of Comprehensive Income

Net income	$17,529	$19,751	$10,514	$(30,265)		$17,529
Other comprehensive income:
Foreign currency translation	9,848	—	9,848	(9,848)		9,848
Commodities and foreign currency derivatives	1,680	2,326	(646)	(1,680)		1,680
Other Comprehensive income (loss)	11,528	2,326	9,202	(11,528)		11,528
Comprehensive income (loss)	$29,057	$22,077	$19,716	$(41,793)		$29,057

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
For the three months ended March 31, 2013
(in thousands)

			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations		Consolidated

Sales - affiliates	—	$45,267	$36,152	$(81,419)		—
Sales - third party	—	98,196	155,531	—		253,727
Net sales	—	143,463	191,683	(81,419)		253,727
Cost of sales	—	122,826	163,770	(81,419)		205,177
Gross profit	—	20,637	27,913	—		48,550
Research and development	—	3,093	—	—		3,093
Selling and administrative expenses	—	12,494	17,219	—		29,713
Operating income	—	5,050	10,694	—		15,744

Other (income) expense, net	—	43	507	—		550
Interest expense - affiliate	—	399	188	(587)		—
Interest expense - third party	7,745	805	458	—		9,008
Interest income - affiliate	(364)	(188)	(35)	587		—
Interest income - third party	—	—	(64)	—		(64)
Income before income taxes	(7,381)	3,991	9,640	—	`	6,250

Provision (benefit) for income taxes	(2,620)	1,443	3,217	—		2,040
Equity in earnings of subsidiary	8,971	6,423	—	(15,394)		—
Net income	4,210	8,971	6,423	(15,394)		4,210

Statements of Comprehensive Income

Net income	4,210	8,971	6,423	(15,394)		4,210
Other comprehensive income:
Foreign currency translation	(7,309)	—	(7,309)	7,309		(7,309)
Commodities and foreign currency derivatives	3,533	575	2,958	(3,533)		3,533
Other Comprehensive (loss) income	(3,776)	575	(4,351)	3,776		(3,776)
Comprehensive income (loss)	434	9,546	2,072	(11,618)		434

Schedule of Condensed Cash Flow Statement [Table Text Block]

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the year ended December 31, 2010
(in thousands)
			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(12,574)	$46,102	$111,394	—	$144,922

Cash flow from investing activities:
(Loans to) repayments from affiliates	—	(250,414)	(86,245)	336,659	—
Capital expenditures	—	(32,316)	(53,733)	—	(86,049)
Investment in and loan to non- consolidated affiliate	—	6,000	—	—	6,000
Proceeds from derivative instruments	—	(803)	(306)	—	(1,109)
Cash paid for acquisition	(241,204)	—	—	—	(241,204)
Other	—	—	810	—	810
Net cash (used in) provided by investing activities	(241,204)	(277,533)	(139,474)	336,659	(321,552)

Cash flow from financing activities:
Loans from (repayments to) affiliates	249,444	86,245	970	(336,659)	—
Short-term debt borrowings	—	(3)	(847)	—	(850)
Revolving Facility borrowings	—	165,000	—	—	165,000
Revolving Facility reductions	—	(35,000)	—	—	(35,000)
Principal payments on long term debt	—	—	(56)	—	(56)
Supply chain financing	—	—	10,555	—	10,555
Proceeds from exercise of stock options	3,901	—	—	—	3,901
Purchase of treasury shares	(1,431)	—	—	—	(1,431)
Revolver facility refinancing cost	—	(4,280)	(315)	—	(4,595)
Other	1,864	—	(1,148)	—	716
Net cash provided by provided by financing activities	253,778	211,962	9,159	(336,659)	138,240

Net (decrease) increase in cash and cash equivalents	—	(19,469)	(18,921)	—	(38,390)
Effect of exchange rate changes on cash and cash equivalents	—	—	1,305	—	1,305
Cash and cash equivalents at beginning of period	—	23,834	26,347	—	50,181
Cash and cash equivalents at end of period	—	$4,365	$8,731	—	$13,096

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the year ended December 31, 2011
(in thousands)
			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$130,522	$99,596	$(153,521)	—	$76,597

Cash flow from investing activities:
Repayments from (loans to) affiliates	—	75,459	152,972	(228,431)	—
Capital expenditures	—	(100,648)	(55,968)	—	(156,616)
Proceeds from derivative instruments	—	13,265	1,147	—	14,412
Cash paid for acquisition	(20,510)	—	—	—	(20,510)
Other			748	—	748
Net cash (used in) provided by investing activities	(20,510)	(11,924)	98,899	(228,431)	(161,966)

Cash flow from financing activities:
(Repayments to) loans from affiliates	(79,788)	(152,972)	4,329	228,431	—
Short-term debt borrowings	—	7,510	6,506	—	14,016
Revolving Facility borrowings	—	444,000	140,000	—	584,000
Revolving Facility reductions	—	(382,000)	(100,000)	—	(482,000)
Principal payments on long term debt	—	(168)	(54)	—	(222)
Supply chain financing	—	—	4,970	—	4,970
Proceeds from exercise of stock options	2,028	—	—	—	2,028
Purchase of treasury shares	(30,940)	—	—	—	(30,940)
Revolver facility refinancing cost		(4,904)	(84)	—	(4,988)
Other	(946)		(457)	—	(1,403)
Net cash (used in) provided by financing activities	(109,646)	(88,534)	55,210	228,431	85,461

Net increase (decrease) in cash and cash equivalents	366	(862)	588	—	92
Effect of exchange rate changes in cash and cash equivalents	—	—	(759)	—	(759)
Cash and cash equivalents at beginning of period	—	4,365	8,731	—	13,096
Cash and cash equivalents at end of period	$366	$3,503	$8,560	—	$12,429

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the year ended December 31, 2012
(in thousands)
			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$44,361	$85,973	$23,066	$(52,000)	$101,400

Cash flow from investing activities
Repayments from (loans to) affiliates	(66,869)	158,985	—	(92,116)	—
Capital expenditures	—	(91,183)	(36,545)	—	(127,728)
Proceeds from derivative instruments	—	3,166	4,406	—	7,572
Other	—	—	194	—	194
Net cash (used in) provided by investing activities	(66,869)	70,968	(31,945)	(92,116)	(119,962)

Cash flow from financing activities:
Loans from (repayments to) affiliates	(169,656)	66,869	10,671	92,116	—
Dividends to affiliates	—	(52,000)	—	52,000	—
Short-term debt borrowings	—	(7,493)	1,755	—	(5,738)
Revolving Facility borrowings	—	292,000	133,000	—	425,000
Revolving Facility reductions	—	(454,500)	(133,000)	—	(587,500)
Proceeds from long term debt	300,000	—	—	—	300,000
Principal payments on long term debt	—	(171)	(54)	—	(225)
Supply chain financing	—	—	(2,967)	—	(2,967)
Proceeds from exercise of stock options	157	—	—	—	157
Purchase of treasury shares	(103,445)	—	—	—	(103,445)
Refinancing fees and debt issuance costs	(5,018)	(724)	(643)	—	(6,385)
Other	104	—	5,111	—	5,215
Net cash provided by (used in) financing activities	22,142	(156,019)	13,873	144,116	24,112

Net (decrease) increase in cash and cash equivalents	(366)	922	4,994	—	5,550
Effect of exchange rate changes on cash and cash equivalents	—	—	(662)	—	(662)
Cash and cash equivalents at beginning of period	366	3,503	8,560	—	12,429
Cash and cash equivalents at end of period	$—	$4,425	$12,892	$—	$17,317

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the three months ended March 31, 2012
(in thousands)
			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$(5,217)	$8,206	$(18,363)	$—	$(15,374)

Cash flow from investing activities:
(Loans to) repayments from affiliates	—	(16,611)	—	16,611	—
Capital expenditures	—	(22,195)	(9,229)	—	(31,424)
Proceeds from derivative instruments	—	3,035	588	—	3,623
Other	—	—	53	—	53
Net cash (used in) provided by investing activities	—	(35,771)	(8,588)	16,611	(27,748)

Cash flow from financing activities:
Loans from (repayments to) affiliates	5,940	—	10,671	(16,611)	—
Short-term debt borrowings	—	(196)	(2,816)	—	(3,012)
Revolving Facility borrowings	—	62,000	38,000	—	100,000
Revolving Facility reductions	—	(34,000)	(13,000)	—	(47,000)
Principal payments on long term debt	—	(41)	(56)	—	(97)
Supply chain financing	—	—	(5,262)	—	(5,262)
Proceeds from exercise of stock options	92	—	—	—	92
Purchase of treasury shares	(1,185)	—	—	—	(1,185)
Other	4	(55)	(76)	—	(127)
Net cash provided by (used in) financing activities	4,851	27,708	27,461	(16,611)	43,409

Net (decrease) increase in cash and cash equivalents	(366)	143	510	—	287
Effect of exchange rate changes on cash and cash equivalents	—	—	101	—	101
Cash and cash equivalents at beginning of period	366	3,503	8,560	—	12,429
Cash and cash equivalents at end of period	$—	$3,646	$9,171	$—	$12,817

GRAFTECH INTERNATIONAL LTD. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the three months ended March 31, 2013
(in thousands)
			Non-	Consolidating
	Parent	Guarantor	Guarantor	Entries and
	Company	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$455	$14,863	$2,681	$—	$17,999

Cash flow from investing activities
(Loans to) repayments from affiliates	(60)	—	—	60	—
Capital expenditures	—	(10,003)	(3,153)	—	(13,156)
Proceeds from derivative instruments	—	495	1,686	—	2,181
Net (used in) cash provided by investing activities	(60)	(9,508)	(1,467)	60	(10,975)

Cash flow from financing activities:
Loans from (repayments to) affiliates	—	60	—	(60)	—
Short-term debt borrowings	—	2	(6,326)	—	(6,324)
Revolving Facility borrowings	—	26,000	40,000	—	66,000
Revolving Facility reductions	—	(32,500)	(20,000)	—	(52,500)
Principal payments on long term debt	—	(44)	(55)	—	(99)
Supply chain financing	—	—	(14,304)	—	(14,304)
Proceeds from exercise of stock options	132	—	—	—	132
Purchase of treasury shares	(181)	—	—	—	(181)
Other	(346)	(15)	(5,286)	—	(5,647)
Net cash (used in) provided by financing activities	(395)	(6,497)	(5,971)	(60)	(12,923)

Net (decrease) increase in cash and cash equivalents	—	(1,142)	(4,757)	—	(5,899)
Effect of exchange rate changes in cash and cash equivalents	—	—	(114)	—	(114)
Cash and cash equivalents at beginning of period	—	4,425	12,892	—	17,317
Cash and cash equivalents at end of period	$—	$3,283	$8,021	$—	$11,304

Business And Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business And Summary Of Significant Accounting Policies [Line Items]
Depreciation expense			$ 59,600,000	$ 58,300,000	$ 40,100,000
Capitalized bank fees			12,100,000	6,900,000
Amortization of capitalized bank fees	555,000	377,000	1,712,000	1,521,000	1,761,000
Environmental remediation, compliance and management expenses			15,800,000	15,700,000	12,500,000
Accrued liability relating to environmental remediation			8,300,000	8,200,000
Total costs capitalized			18,100,000	16,400,000
Amortization expense			1,400,000	1,600,000	1,600,000
Deferred costs			9,300,000	6,400,000
Amortized costs			7,400,000	3,400,000
Capitalized Bank Fees [Member]
Business And Summary Of Significant Accounting Policies [Line Items]
Amortization of capitalized bank fees			$ 1,700,000	$ 1,400,000	$ 1,800,000

Business And Summary Of Significant Accounting Policies (Ranges Of Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Minimum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years
Minimum [Member] | Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Minimum [Member] | Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Maximum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Maximum [Member] | Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Maximum [Member] | Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years

Business And Summary Of Significant Accounting Policies (Schedule Of Estimated Useful Lives For Each Major Category Of Amortizable Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2012
Minimum [Member] | Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	20 years
Minimum [Member] | Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Technological Know-How [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Customer Related Intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	20 years
Maximum [Member] | Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Technological Know-How [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	9 years
Maximum [Member] | Customer Related Intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	14 years

Acquisitions (Narrative) (Details) (USD $) Share data in Millions, unless otherwise specified	0 Months Ended		12 Months Ended					0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended		0 Months Ended		0 Months Ended
	Nov. 30, 2010	Nov. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2010 Seadrift Coke L P [Member]	Jul. 31, 2009 Seadrift Coke L P [Member]	Mar. 31, 2010 Seadrift Coke L P [Member]	Dec. 31, 2009 Seadrift Coke L P [Member]	Nov. 30, 2010 C G Electrodes Llc [Member]	Jun. 30, 2008 Falcon Seadrift Holding Corp [Member]	Feb. 09, 2011 Micron Research Corporation [Member]	Oct. 31, 2011 Fiber Materials Inc [Member]	Feb. 09, 2011 Technological Know-How [Member] Micron Research Corporation [Member]	Oct. 31, 2011 Customer Related Intangible [Member] Fiber Materials Inc [Member]	Oct. 31, 2011 Customer Relationships [Member] Fiber Materials Inc [Member]	Feb. 09, 2011 Minimum [Member] Customer Related Intangible [Member] Micron Research Corporation [Member]	Feb. 09, 2011 Maximum [Member] Customer Related Intangible [Member] Micron Research Corporation [Member]	Feb. 09, 2011 Engineered Solutions [Member] Micron Research Corporation [Member]
Business Acquisition [Line Items]
Business acquisitions, effective date of acquisition		Nov 30, 2010													Oct 31, 2011
Business Acquisition, Percentage of Voting Interests Acquired								81.10%				100.00%	100.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid	$ 249,444,000	$ 249,444,000						$ 90,000,000				$ 159,500,000		$ 6,500,000	$ 14,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares								12				12
Notes Payable, Fair Value Disclosure								100,000,000				100,000,000
Debt Instrument Maturity Dates								2015				2015
Debt Instrument, Interest Rate, Effective Percentage	7.00%	7.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage								18.90%
Goodwill	489,244,000	489,244,000
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount	168,200,000	168,200,000
Repayments of Senior Debt		80,600,000
Business Acquisition, Purchase Price Allocation, Notes Payable and Long-term Debt	1,197,000	1,197,000
Inventory, LIFO Reserve, Effect on Income, Net			21,000,000	(1,900,000)
Reversal Of Equity Income Losses Of Non-Consolidated Affiliate			14,500,000	55,500,000
Business Combination, Separately Recognized Transactions, Expenses and Losses Recognized			25,900,000
Equity Method Investment, Other than Temporary Impairment											52,800,000
Due from Related Parties									6,000,000
Debt Instrument, Interest Rate During Period									10.00%
Repayments of Debt										12,000,000
Business Acquisition, Purchase Price Allocation, Tangible Assets														5,000,000	13,300,000
Business Acquisition, Purchase Price Allocation, Liabilities Assumed														200,000	1,400,000
Acquired Finite-lived Intangible Asset, Amount																1,300,000		2,500,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	11 years 7 months 6 days																5 years		5 years	15 years
Goodwill			$ 499,238,000		$ 497,681,000	$ 498,261,000	$ 498,681,000														$ 400,000

Acquisitions (Fair Value Of The Total Consideration At The Date Of Acquisition) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended
Nov. 30, 2010
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions	24,000
Equity Issuance, Per Share Amount	$ 19.47
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable	$ 467,280
Business Acquisition, Cost of Acquired Entity, Liabilities Incurred	142,597
Business Acquisition, Cost of Acquired Entity, Cash Paid	249,444
Business Acquisition, Cost of Acquired Entity, Transaction Costs	859,321
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value	77,342
Net assets acquired	$ 936,663

Acquisitions (Fair Values Of The Identifiable Assets Acquired And Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2010
Acquisitions [Abstract]
Cash	$ 8,240
Accounts receivable	23,079
Inventories	82,665
Property, plant and equipment	280,710
Intangible assets	158,200
Other assets	988
Accounts payable	14,130
Other accrued liabilities	6,830
Debt obligations	1,197
Other long-term liabilities	1,000
Deferred tax liability	83,306
Net identifiable assets acquired	447,419
Goodwill	489,244
Net assets acquired	$ 936,663

Acquisitions (Summary Of The Third-Party Debt Assumed And Not Repaid In Connection With The Close Of The Acquisitions) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Nov. 30, 2010	Nov. 30, 2010 Pennsylvania Industrial Development Authority Mortgage Note Due Two Thousand Eighteen Interest Rate Of Three Percentage [Member]	Nov. 30, 2010 Secured Promisory Note Due Two Thousand Fourteen Interest Rate Of Six Point Two Five Percent [Member]
Business Acquisition [Line Items]
Stated interest rate	6.38%		3.00%	6.25%
Business Acquisition, Purchase Price Allocation, Notes Payable and Long-term Debt		$ 1,197	$ 1,020	$ 177
Debt Instrument Maturity Dates			2018	2014

Acquisitions (Carrying Amount (Book Value) Of Our Investment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			11 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2010 Seadrift Coke L P [Member]
Carrying Amount Of Investments [Roll Forward]
Balance				$ 63,315
Equity in earnings (losses)	0	0	14,500	4,941
Distributions				(473)
Gain from remeasuring book value to acquisition date fair value				9,559
Balance				$ 77,342

Acquisitions (Fair Values Of The Intangible Assets And Estimated Useful Lives) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
Nov. 30, 2010
Business Acquisition [Line Items]
Intangible assets	$ 158,200
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	11 years 7 months 6 days
Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets	107,500
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	13 years 4 months 24 days
Technology And Know How [Member]
Business Acquisition [Line Items]
Intangible assets	42,800
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	8 years 1 month 6 days
Trade Name [Member]
Business Acquisition [Line Items]
Intangible assets	$ 7,900
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	7 years 8 months 12 days

Acquisitions (Pro-Forma Impact Of The Acquisitions) (Details) (Seadrift [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Seadrift [Member]
Business Acquisition [Line Items]
Equity Method Investment, Summarized Financial Information, Revenue	$ 1,228,935	$ 802,770
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	$ 141,909	$ 58,158

Segment Reporting (Schedule Of Financial Information Concerning Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 253,727	$ 240,938	$ 1,248,264	$ 1,320,184	$ 1,006,993
Total segment operating income (loss)	15,744	24,007	156,468	166,009	158,040
Equity in earnings of and gain recorded on acquisition of non-consolidated affiliate			0	0	(14,500)
Other (income) expense, net	550	(3,423)	(1,005)	4,835	(4,768)
Interest expense	9,008	4,762	23,247	18,307	5,076
Interest income	(64)	(81)	(261)	(424)	(1,333)
Income before income taxes	6,250	22,749	134,487	143,291	173,565
Industrial Materials [Member]
Segment Reporting Information [Line Items]
Net sales	208,777	192,996	1,025,571	1,132,194	833,892
Total segment operating income (loss)	16,078	24,925	143,268	158,547	140,217
Engineered Solutions [Member]
Segment Reporting Information [Line Items]
Net sales	44,950	47,942	222,693	187,990	173,101
Total segment operating income (loss)	$ (334)	$ (918)	$ 13,200	$ 7,462	$ 17,823

Segment Reporting Schedule Of Long-Lived Assets By Reportable Segment (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property, plant and equipment	$ 831,703	$ 833,907	$ 776,884
Industrial Materials [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment		685,243	649,389
Engineered Solutions [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment		$ 148,664	$ 127,495

Segment Reporting Revenue from External Customers by Products and Services (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from External Customer [Line Items]
Revenue, Net	$ 253,727	$ 240,938	$ 1,248,264	$ 1,320,184	$ 1,006,993
UNITED STATES
Revenue from External Customer [Line Items]
Revenue, Net			372,014	353,416	203,438
Americas [Member]
Revenue from External Customer [Line Items]
Revenue, Net			195,748	252,316	177,396
Asia Pacific [Member]
Revenue from External Customer [Line Items]
Revenue, Net			235,658	240,220	193,061
Europe Middle East Africa [Member]
Revenue from External Customer [Line Items]
Revenue, Net			$ 444,844	$ 474,232	$ 433,098

Segment Reporting Summary Of Information Of Long-Lived Assets In Different Geographic Areas (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment	$ 831,703	$ 833,907	$ 776,884
United States And Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment		523,818	470,196
MEXICO
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment		79,279	75,145
BRAZIL
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment		47,593	54,466
FRANCE
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment		55,792	52,337
SPAIN
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment		78,392	76,510
SOUTH AFRICA
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment		36,937	35,559
SWITZERLAND
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment		4,829	5,032
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment		$ 7,267	$ 7,639

Supply Chain Financing (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supply Chain Financing [Abstract]
Supply chain financing liability	$ 12,659,000		$ 26,962,000	$ 29,930,000
Supply Chain Financing Mark Up	203,000	131,000	621,000	1,002,000	1,524,000
Maximum amount owing to financing party	49,300,000		49,300,000
Purchases of inventory			189,500,000	169,100,000
Mark-Up as interest expenses			$ 600,000	$ 1,000,000

Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense of intangible assets	$ 5.2	$ 5.6	$ 22.3	$ 23	$ 2.1
Future Amortization Expense, 2013			22
Future Amortization Expense, 2014			20.5
Future Amortization Expense, 2015			18.8
Future Amortization Expense, 2016			14.7
Future Amortization Expense, 2017			$ 15.9

Goodwill And Other Intangible Assets (Schedule Of Changes In The Carrying Value Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Balance	$ 498,261	$ 498,681	$ 499,238
Translation effect	(580)	(420)	(1,741)
Business Acquisitions			1,184
Balance	$ 497,681	$ 498,261	$ 498,681

Goodwill And Other Intangible Assets (Schedule Of Intangible Assets With Determinable Useful Lives By Major Category) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Gross Carrying Amount	$ 165,567	$ 165,567	$ 165,567
Accumulated Amortization	53,464	(48,274)	(25,998)
Net Carrying Amount	112,103	117,293	139,569
Patents [Member]
Goodwill [Line Items]
Gross Carrying Amount	3,520	3,520	3,520
Accumulated Amortization	(1,673)	(1,617)	(1,393)
Net Carrying Amount	1,847	1,903	2,127
Trade Name [Member]
Goodwill [Line Items]
Gross Carrying Amount	7,900	7,900	7,900
Accumulated Amortization	(3,139)	(2,870)	(1,598)
Net Carrying Amount	4,761	5,030	6,302
Technological Know-How [Member]
Goodwill [Line Items]
Gross Carrying Amount	43,349	43,349	43,349
Accumulated Amortization	(14,061)	(12,554)	(6,526)
Net Carrying Amount	29,288	30,795	36,823
Customer Related Intangible [Member]
Goodwill [Line Items]
Gross Carrying Amount	110,798	110,798	110,798
Accumulated Amortization	(34,591)	(31,233)	(16,481)
Net Carrying Amount	$ 76,207	$ 79,565	$ 94,317

Long-Term Debt And Liquidity (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended								0 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Mar. 31, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Nov. 20, 2012 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member]	Mar. 31, 2013 Senior Notes [Member] Minimum [Member]	Dec. 31, 2012 Senior Notes [Member] Minimum [Member]	Nov. 20, 2012 Senior Notes [Member] Maximum [Member]	Nov. 30, 2010 Senior Subordinated Notes [Member]	Mar. 31, 2013 Senior Subordinated Notes [Member]	Dec. 31, 2012 Senior Subordinated Notes [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Fair Value	$ 563,700,000	$ 546,300,000
Interest rate description	LIBOR plus a margin ranging from 1.5% to 2.25% (depending on our total net leverage ratio and/or senior unsecured rating) or, in the case of dollar denominated loans, the alternate base rate plus a margin ranging from 0.50% to 1.25% (depending upon such ratio or rating). The alternate base rate is the highest of (i)��the prime rate announced by JPMorgan Chase Bank, N.A., (ii)��the federal fund effective rate plus one-half of 1.0% and (iii)��the London interbank offering rate (as adjusted) for a one-month period plus 1.0%. GrafTech Finance, Luxembourg Holdco and Swissco pay a per annum fee ranging from 0.25% to 0.40% (depending on such ratio or rating) on the undrawn portion of the commitments under the Revolving Facility.
LIBOR plus margin percentage				1.50%	1.50%	2.25%	2.25%
Alternate base rate plus margin percentage				0.50%	0.50%	1.25%	1.25%
Addition to federal effective fund rate to determine base rate	0.50%	0.50%
Percentage of one-month interest rate plus London interbank offering rate	1.00%	1.00%
Per annum fee by GrafTech Finance and Swissco				0.25%	0.25%	0.40%	0.40%
Financial covenants, minimum interest coverage ratio	3	3
Financial covenants, maximum net senior secured leverage ratio	2.25	2.25
Face amount of debt issued in connection with acquisition															200,000,000
Debt instruments maturity date															2015
Senior subordinated notes implied rate	7.00%	7.00%													7.00%
Loan balance, net of unamortized discount	551,886,000	535,709,000	387,624,000					300,000,000	300,000,000		0					166,983,000	164,183,000	153,442,000
Debt Instrument, Face Amount										300,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.38%									6.38%
Redemption Price Percentage Of Principal Prior To November 15, 2016										100.00%
Aggregate Principal Redemption Percentage Price Prior To November 15, 2015														35.00%
Redemption Price Percentage Of Principal Prior To November 15, 2015										106.38%
Repurchase Percentage Price Of Aggregate Principal Due To Change In Control										101.00%
Unpaid Indebtness After Maturity Or Acceleration												50,000,000	50,000,000
Unpaid Judgment Or Decree												50,000,000	50,000,000
Debt Instrument Loan Balance Net Of Unamortized Discount																$ 167,000,000	$ 164,200,000

Long-Term Debt And Liquidity (Schedule Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Revolving Facility	$ 83,000	$ 69,500	$ 232,000
Total	551,886	535,709	387,624
Senior Notes [Member]
Debt Instrument [Line Items]
Total	300,000	300,000	0
Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Total	166,983	164,183	153,442
Other Debt [Member]
Debt Instrument [Line Items]
Total	$ 1,903	$ 2,026	$ 2,182

Long-Term Debt And Liquidity Long-Term Debt And Liquidity (Senior Notes) (Details) (USD $)	Mar. 31, 2013	Nov. 20, 2012 Senior Notes [Member]	Nov. 20, 2012 Maximum [Member] Senior Notes [Member]	Mar. 31, 2013 Minimum [Member] Senior Notes [Member]	Dec. 31, 2012 Minimum [Member] Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount issued		$ 300,000,000
Stated interest rate	6.38%	6.38%
Redemption price percentage of principal prior to November 15, 2016		100.00%
Redemption percentage price of aggregate principal prior to November 15, 2015			35.00%
Redemption price percentage of principal prior to November 15, 2015		106.38%
Repurchase percentage price of aggregate principal due to change in control		101.00%
Unpaid indebtness after maturity or acceleration				50,000,000	50,000,000
Unpaid judgment or decree				$ 50,000,000	$ 50,000,000

Fair Value Measurements And Derivative Instruments (Narrative) (Details) (USD $)	12 Months Ended								3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2013 Foreign Currency Derivatives [Member]	Dec. 31, 2012 Foreign Currency Derivatives [Member]	Dec. 31, 2011 Foreign Currency Derivatives [Member]	Mar. 31, 2013 Commodity Derivative Contracts [Member] Refined Oil Products [Member]	Dec. 31, 2012 Commodity Derivative Contracts [Member] Refined Oil Products [Member]	Mar. 31, 2013 Minimum [Member] Foreign Currency Derivatives [Member]	Dec. 31, 2012 Minimum [Member] Foreign Currency Derivatives [Member]	Mar. 31, 2013 Minimum [Member] Commodity Derivative Contracts [Member]	Dec. 31, 2012 Minimum [Member] Commodity Derivative Contracts [Member]	Mar. 31, 2013 Maximum [Member] Foreign Currency Derivatives [Member]	Dec. 31, 2012 Maximum [Member] Foreign Currency Derivatives [Member]	Mar. 31, 2013 Maximum [Member] Commodity Derivative Contracts [Member]	Dec. 31, 2012 Maximum [Member] Commodity Derivative Contracts [Member]	Dec. 31, 2011 Level 2 [Member]
Derivatives, Fair Value [Line Items]
Fair value of long-term debt	$ 546,300,000		$ 563,700,000														$ 387,600,000
Loan balance, net of unamortized discount	535,709,000	387,624,000	551,886,000
Unrealized gain on foreign currency derivatives		2,400,000
Unrealized loss on foreign currency derivatives	1,300,000
Commodity derivative contracts, unrealized gain	0	500,000
Notional amounts of foreign currency derivatives				255,000,000	183,700,000	131,900,000
Derivative maturities									April 2013	January 2013	April 2013	January 2013	December 2013	December 2013	June 2013	March 2013
Outstanding derivative swap contracts							$ 28,500,000	$ 31,900,000

Fair Value Measurements And Derivative Instruments (Schedule Of Fair Value Of Derivatives Designated As Cash Flow Hedges) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivatives designated as cash flow hedges, Asset Derivatives, Fair Value	$ 3,144	$ 0	$ 0
Derivatives designated as cash flow hedges, Liability Derivatives, Fair Value	901	0	195
Derivatives Designated As Cash Flow Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as cash flow hedges, Asset Derivatives, Fair Value		1,062	5,516
Derivatives designated as cash flow hedges, Liability Derivatives, Fair Value		2,405	3,391
Derivatives Designated As Cash Flow Hedges [Member] | Foreign Currency Derivatives [Member] | Other Receivables [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as cash flow hedges, Asset Derivatives, Fair Value	2,886	1,062	4,412
Derivatives Designated As Cash Flow Hedges [Member] | Foreign Currency Derivatives [Member] | Other Payables [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as cash flow hedges, Liability Derivatives, Fair Value	886	2,374	1,834
Derivatives Designated As Cash Flow Hedges [Member] | Commodity Derivative Contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as cash flow hedges, Asset Derivatives, Fair Value	258	0	1,104
Derivatives Designated As Cash Flow Hedges [Member] | Commodity Derivative Contracts [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives designated as cash flow hedges, Liability Derivatives, Fair Value	$ 15	$ 31	$ 1,557

Fair Value Measurements And Derivative Instruments (Schedule Of Fair Value Of Derivatives Designated As Fair Value Hedges) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset		$ 242	$ 0
Derivative Liability, Fair Value, Gross Liability		0	0
Derivatives designated as cash flow hedges, Asset Derivatives, Fair Value	3,144	0	0
Derivatives designated as cash flow hedges, Liability Derivatives, Fair Value	901	0	195
Other Receivables [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset			0
Not Designated as Hedging Instrument [Member] | Other Receivables [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	96	242
Not Designated as Hedging Instrument [Member] | Other Payables [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	130	0
Not Designated as Hedging Instrument [Member] | Foreign Currency Derivatives [Member] | Other Receivables [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	96	242	0
Not Designated as Hedging Instrument [Member] | Foreign Currency Derivatives [Member] | Other Payables [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	130	0	0
Designated as Hedging Instrument [Member] | Foreign Currency Derivatives [Member] | Other Receivables [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset		0
Designated as Hedging Instrument [Member] | Foreign Currency Derivatives [Member] | Other Payables [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability		$ 0	$ 195

Fair Value Measurements And Derivative Instruments (Schedule Of Realized (Gains) Losses On Derivatives Recognized In Statement Of Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Not Designated as Hedging Instrument [Member] | Derivatives Designated As Fair Value Hedges [Member] | Foreign Currency Derivatives [Member] | Cost Of Good Sold Other Expense Income [Member]
Derivatives, Fair Value [Line Items]
Amount of (Gain)/Loss Recognized	$ (1,782)	$ 63	$ 346
Designated as Hedging Instrument [Member] | Derivatives Designated As Cash Flow Hedges [Member] | Foreign Currency Derivatives [Member] | Cost Of Good Sold Other Expense Income Revenue [Member]
Derivatives, Fair Value [Line Items]
Amount of (Gain)/Loss Recognized	94	(1,221)	(5,226)	368
Designated as Hedging Instrument [Member] | Derivatives Designated As Cash Flow Hedges [Member] | Commodity Forward Derivatives [Member] | Cost Of Goods Sold / Revenue [Member]
Derivatives, Fair Value [Line Items]
Amount of (Gain)/Loss Recognized	(323)	(2,470)	(9,430)	(7,287)
Designated as Hedging Instrument [Member] | Derivatives Designated As Fair Value Hedges [Member] | Foreign Currency Derivatives [Member] | Cost Of Good Sold Other Expense Income [Member]
Derivatives, Fair Value [Line Items]
Amount of (Gain)/Loss Recognized	$ 0	$ 209	$ 209	$ (1,491)

Fair Value Measurements And Derivative Instruments Fair Value Measurements And Derivative Instruments (Schedule Of Fair Value Of Derivatives Not Designated As Hedges) (Details) (USD $)
In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset		$ 242	$ 0
Derivative Liability, Fair Value, Gross Liability		0	0
Other Receivables [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset			0
Not Designated as Hedging Instrument [Member] | Other Receivables [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	96	242
Not Designated as Hedging Instrument [Member] | Other Payables [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	130	0
Not Designated as Hedging Instrument [Member] | Foreign Currency Derivatives [Member] | Other Receivables [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	96	242	0
Not Designated as Hedging Instrument [Member] | Foreign Currency Derivatives [Member] | Other Payables [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ 130	$ 0	$ 0

Interest Expense (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 20, 2012 Senior Notes [Member]
Debt Instrument [Line Items]
Interest incurred on debt	$ 5,449	$ 1,637	$ 10,172	$ 5,745	$ 985
Amortization of discount on Senior Subordinated Notes	2,801	2,617	10,742	10,039	806
Amortization of debt issuance costs	555	377	1,712	1,521	1,761
Supply Chain Financing mark-up	203	131	621	1,002	1,524
Total interest expense	$ 9,008	$ 4,762	$ 23,247	$ 18,307	$ 5,076
Effective interest rate, revolving credit facility	2.20%	2.21%	2.21%	2.05%
Stated interest rate	6.38%					6.38%
Senior subordinated notes implied rate	7.00%		7.00%

Inventories (Schedule Of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 226,232	$ 230,057	$ 168,982
Work in process	234,400	213,948	205,968
Finished goods	84,190	73,293	73,821
Inventories, gross	544,822	517,298	448,771
Reserves	(6,600)	(4,233)	(4,709)	(2,716)	(2,518)
Inventories	$ 538,222	$ 513,065	$ 444,062

Other Expense (Income), Net (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Other Nonoperating Income (Expense) [Abstract]
Currency losses (gains)		$ 600,000	$ 2,600,000
Insurance reimbursements	$ 4,007,000	$ (4,000,000)

Supplementary Balance Sheet Detail (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Balance Sheet Related Disclosures [Abstract]
Cost in excess of normal absorption	$ 3.5

Supplementary Balance Sheet Detail (Schedule Of Amounts Recognized In Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance Sheet Related Disclosures [Abstract]
Trade		$ 244,000	$ 224,905
Allowance for doubtful accounts		(7,571)	(4,153)
Accounts and notes receivable, net	188,761	236,429	220,752
Raw materials and supplies	226,232	230,057	168,982
Work in process	234,400	213,948	205,968
Finished goods	84,190	73,293	73,821
Inventories, gross	544,822	517,298	448,771
Reserves	(6,600)	(4,233)	(4,709)	(2,716)	(2,518)
Inventories	538,222	513,065	444,062
Land and improvements		36,744	34,896
Buildings		182,838	175,588
Machinery and equipment and other		1,172,045	1,105,440
Construction in progress		140,732	115,508
Property, plant and equipment	1,537,488	1,532,359	1,431,432
Payrolls (including incentive programs)		7,461	7,624
Customer prepayments		7,594	8,478
Employee compensation and benefits		10,335	11,680
Other		25,563	12,393
Accrued liabilities, net		50,953	40,175
Postretirement benefits		30,465	29,630
Pension and related benefits		73,202	75,840
Other		21,338	25,830
Other long - term obligations	$ 121,587	$ 125,005	$ 131,300

Supplementary Balance Sheet Detail (Schedule Of Analysis Of The Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of year	$ 4,153	$ 3,892	$ 4,545	$ 6,336
Additions	5,159	1,438	1,004
Deductions	(1,741)	(1,177)	(1,657)
Balance at end of year	$ 7,571	$ 4,153	$ 3,892	$ 6,336

Supplementary Balance Sheet Detail (Schedule Of Inventory Reserves) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 4,709	$ 2,716	$ 2,518	$ 6,600
Additions	4,052	4,154	2,844
Deductions	(4,528)	(2,161)	(2,646)
Balance at end of year	$ 4,233	$ 4,709	$ 2,716	$ 6,600

Commitments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supply Commitment [Line Items]
Total lease and rental expenses under non-cancelable operating leases	$ 3.2	$ 2.4	$ 2.6
Electricity And Natural Gas [Member]
Supply Commitment [Line Items]
Total obligation under contracts	$ 5.4

Commitments (Schedule Of Lease Commitments Under Non-Cancelable Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 2,808
2014	1,916
2015	585
2016	547
2017	231
After 2017	$ 0

Retirement Plans And Postretirement Benefits (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 years	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Percentage of increase in salaries based on the final average wages	6.00%
Percentage of equity in GTI	50.00%
Option to remain in defined benefit plan for an additional period, in years	5 years
Percentage of quarterly contributions to each employee's total eligible pay	1.00%
Pension and other postretirement benefit contributions	$ 1	$ 0.8	$ 0.5
Defined benefit plan, accumulated benefit obligation	230.1	218
Employee retirement age, years	65
Prior service credit from stockholders' equity	0.2
Assets of trust approximately	4.3	4.2
Common stock held in employee benefit and compensation trusts, shares	76,095	75,807		73,522
Basic contribution to savings plan by employees in percentage	5.00%
Additional basic contribution to savings plan by employees in percentage	45.00%
Stock issued during period, shares, employee savings plan	433,496	186,237	175,530
Stock issued during period, value, employee benefit plan	$ 4.6	$ 3.3	$ 2.7
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment plan percentage	100.00%
First Of Employee Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Units of fund that invest in our common stock	100.00%
Employee contribution percent	3.00%
Next of Employee Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Units of fund that invest in our common stock	50.00%
Employee contribution percent	2.00%
Equity Securities [Member] | U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment plan percentage	20.00%
Investment plan maximum	100.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment plan percentage	100.00%
Fixed Income Securities [Member] | U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment plan percentage	80.00%

Retirement Plans And Postretirement Benefits (Components Of Consolidated Net Pension Costs Retirement Plans) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013 Other Postretirement Benefit Plans, Defined Benefit [Member]	Mar. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member]	Mar. 31, 2013 Retirement Plans [Member]	Mar. 31, 2012 Retirement Plans [Member]	Dec. 31, 2012 U.S. [Member] Retirement Plans [Member]	Dec. 31, 2011 U.S. [Member] Retirement Plans [Member]	Dec. 31, 2010 U.S. [Member] Retirement Plans [Member]	Dec. 31, 2012 Foreign [Member] Retirement Plans [Member]	Dec. 31, 2011 Foreign [Member] Retirement Plans [Member]	Dec. 31, 2010 Foreign [Member] Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 28	$ 46	$ 489	$ 426	$ 610	$ 525	$ 400	$ 1,095	$ 343	$ 257
Interest cost	331	381	1,985	2,150	6,114	6,759	7,114	2,532	2,501	2,668
Expected return on assets			(1,706)	(2,195)	(6,520)	(6,688)	(6,385)	(2,299)	(2,225)	(2,166)
Amortization of prior service cost	(50)	(49)	6	6	0	0	0	24	26	53
Defined Benefit Plan, Plan Amendments	0	0
Settlement loss					0	0	0	0	0	49
Mark-to-market loss					6,572	19,775	5,304	1,662	1,190	4,107
Net Cost	$ 309	$ 378	$ 774	$ 387	$ 6,776	$ 20,371	$ 6,433	$ 3,014	$ 1,835	$ 4,968

Retirement Plans And Postretirement Benefits (Amounts Recognized In Other Comprehensive Income Retirement Plans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Postretirement Benefit Costs [Member] | U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	$ 0	$ 0	$ 0
Effect of exchange rates	0	0	0
Total recognized in other comprehensive income	0	0	0
Postretirement Benefit Costs [Member] | Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	199	201	193
Effect of exchange rates	(53)	49	(131)
Total recognized in other comprehensive income	146	250	62
Retirement Plans [Member] | U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	0	0	0
Effect of exchange rates	0	0	0
Total recognized in other comprehensive income	0	0	0
Total recognized in pension costs and other comprehensive loss	6,776	20,371	6,433
Retirement Plans [Member] | Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	(24)	(26)	(53)
Effect of exchange rates	3	(8)	(28)
Total recognized in other comprehensive income	(21)	(34)	(81)
Total recognized in pension costs and other comprehensive loss	$ 2,993	$ 1,801	$ 4,887

Retirement Plans And Postretirement Benefits (Reconciliation Of Pension Plans' Benefit Obligations, Fair Value Of Assets Retirement Plans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Plan Assets:
Fair value of plan assets at end of year	$ 71,750
Funded status:	(8,561)	(7,257)
U.S. [Member] | Postretirement Benefit Costs [Member]
Changes in Benefit Obligation:
Net benefit obligation at beginning of year	14,316	14,475
Service cost	0	0	0
Interest cost	497	583	685
Foreign currency exchange rates	0	0
Actuarial (gain) loss	60	(219)
Gross benefits paid	(1,367)	(523)
Plan amendment	0	0
Net benefit obligation at end of year	13,506	14,316	14,475
Changes in Plan Assets:
Fair value of plan assets at beginning of year	0
Employer contributions	1,367	523
Gross benefits paid	(1,367)	(523)
Fair value of plan assets at end of year	0	0
Funded status:	(13,506)	(14,316)
Prior service credit	0	0
Current liabilities	(1,394)	(1,512)
Non-current liabilities	(12,112)	(12,803)
Net amount recognized	(13,506)	(14,315)
U.S. [Member] | Retirement Plans [Member]
Changes in Benefit Obligation:
Net benefit obligation at beginning of year	144,809	134,691
Service cost	610	525	400
Interest cost	6,114	6,759	7,114
Foreign currency exchange rates	0	0
Actuarial (gain) loss	8,695	11,871
Gross benefits paid	(8,759)	(9,037)
Net benefit obligation at end of year	151,469	144,809	134,691
Changes in Plan Assets:
Fair value of plan assets at beginning of year	80,935	85,896
Actual return on plan assets	8,643	(1,215)
Foreign currency exchange rate changes	0	0
Employer contributions	10,500	5,291
Participant contributions	0	0
Actuarial loss	0	0
Gross benefits paid	(8,759)	(9,037)
Fair value of plan assets at end of year	91,319	80,935	85,896
Funded status:	(60,150)	(63,874)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Arising During Period, before Tax	0	0
Non-current assets	0	0
Current liabilities	(557)	(558)
Non-current liabilities	(59,593)	(63,316)
Net amount recognized	(60,150)	(63,874)
Foreign [Member] | Postretirement Benefit Costs [Member]
Changes in Benefit Obligation:
Net benefit obligation at beginning of year	17,592	17,773
Service cost	183	178	163
Interest cost	1,024	1,064	1,074
Foreign currency exchange rates	(157)	(1,791)
Actuarial (gain) loss	541	1,625
Gross benefits paid	(1,165)	(1,257)
Plan amendment	1,170	0
Net benefit obligation at end of year	19,188	17,592	17,773
Changes in Plan Assets:
Fair value of plan assets at beginning of year	0
Employer contributions	1,165	1,257
Gross benefits paid	(1,165)	(1,257)
Fair value of plan assets at end of year	0	0
Funded status:	(19,188)	(17,592)
Prior service credit	2,208	2,354
Current liabilities	(1,132)	(1,077)
Non-current liabilities	(18,056)	(16,515)
Net amount recognized	(19,188)	(17,592)
Foreign [Member] | Retirement Plans [Member]
Changes in Benefit Obligation:
Net benefit obligation at beginning of year	73,217	54,875
Service cost	1,095	343	257
Interest cost	2,532	2,501	2,668
Foreign currency exchange rates	3,153	(598)
Actuarial (gain) loss	2,995	18,940
Gross benefits paid	(3,028)	(2,968)
Net benefit obligation at end of year	80,311	73,217	54,875
Changes in Plan Assets:
Fair value of plan assets at beginning of year	65,960	48,774
Actual return on plan assets	3,668	13,398
Foreign currency exchange rate changes	2,919	(448)
Employer contributions	1,884	542
Participant contributions	347	124
Actuarial loss	0	6,538
Gross benefits paid	(3,028)	(2,968)
Fair value of plan assets at end of year	71,750	65,960	48,774
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Arising During Period, before Tax	(266)	(287)
Non-current assets	0	0
Current liabilities	(260)	(208)
Non-current liabilities	(8,301)	(7,048)
Net amount recognized	$ (8,561)	$ (7,256)

Retirement Plans And Postretirement Benefits (Fair Asset Values Of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 71,750
U.S. [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	91,319	80,935	85,896
U.S. [Member] | Cash And Cash Equivalents [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,516	1,001
U.S. [Member] | Collective Trusts [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	89,803	79,934
U.S. [Member] | Level 1 [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,516	1,001
U.S. [Member] | Level 1 [Member] | Cash And Cash Equivalents [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,516	1,001
U.S. [Member] | Level 1 [Member] | Collective Trusts [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. [Member] | Level 2 [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	89,803	79,934
U.S. [Member] | Level 2 [Member] | Cash And Cash Equivalents [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. [Member] | Level 2 [Member] | Collective Trusts [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	89,803	79,934
U.S. [Member] | Level 3 [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. [Member] | Level 3 [Member] | Cash And Cash Equivalents [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. [Member] | Level 3 [Member] | Collective Trusts [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	71,750	65,960	48,774
Foreign [Member] | Cash And Cash Equivalents [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	248	96
Foreign [Member] | Foreign Government Bonds [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,107	1,022
Foreign [Member] | Investment Contracts [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	60,344	56,114
Foreign [Member] | Fixed Insurance Contracts [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,051	8,728
Foreign [Member] | Level 1 [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	248	96
Foreign [Member] | Level 1 [Member] | Cash And Cash Equivalents [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	248	96
Foreign [Member] | Level 1 [Member] | Foreign Government Bonds [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign [Member] | Level 2 [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,107	1,022
Foreign [Member] | Level 2 [Member] | Cash And Cash Equivalents [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign [Member] | Level 2 [Member] | Foreign Government Bonds [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,107	1,022
Foreign [Member] | Level 3 [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	70,395	64,842
Foreign [Member] | Level 3 [Member] | Cash And Cash Equivalents [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign [Member] | Level 3 [Member] | Foreign Government Bonds [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign [Member] | Level 3 [Member] | Investment Contracts [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	60,344	56,114
Foreign [Member] | Level 3 [Member] | Fixed Insurance Contracts [Member] | Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 10,051	$ 8,728

Retirement Plans And Postretirement Benefits (Fair Value Hierarchy, Assets At Fair Value) (Details) (Retirement Plans [Member], Level 3 [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment Contracts [Member]
Changes in Plan Assets:
Beginning Balance	$ 56,114	$ 45,094
Gain / contributions / currency impact	7,118	13,110
Distributions	(2,888)	(2,090)
Ending Balance	60,344	56,114
Fixed Insurance Contracts [Member]
Changes in Plan Assets:
Beginning Balance	8,728	1,743
Gain / contributions / currency impact	1,323	6,985
Distributions	0	0
Ending Balance	$ 10,051	$ 8,728

Retirement Plans And Postretirement Benefits (Assumptions Used To Determine Net Pension Costs And Projected Benefit Obligations) (Details) (Pension Benefit Obligations [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Weighted average assumptions to determine net cost:
Discount rate	4.06%	4.98%
Expected return on plan assets	5.95%	6.74%
Rate of compensation increase	2.44%	3.02%
Retirement Plans [Member]
Weighted average assumptions to determine benefit obligations:
Discount rate	3.58%	4.06%
Rate of compensation increase	2.44%	2.44%

Retirement Plans And Postretirement Benefits (Retirement Plan Weighted Average Asset Allocations) (Details)	12 Months Ended
Dec. 31, 2012
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average target asset allocations	100.00%
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average target asset allocations	100.00%
U.S. [Member] | Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	100.00%
U.S. [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average target asset allocations	20.00%
U.S. [Member] | Equity Securities [Member] | Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	21.00%
U.S. [Member] | Equity Securities [Member] | Investment Policy And Strategy [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average target asset allocations	20.00%
U.S. [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average target asset allocations	80.00%
U.S. [Member] | Fixed Income Securities [Member] | Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	79.00%
U.S. [Member] | Fixed Income Securities [Member] | Investment Policy And Strategy [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average target asset allocations	80.00%
Foreign [Member] | Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	100.00%
Foreign [Member] | Investment Policy And Strategy [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average target asset allocations	100.00%
Foreign [Member] | Equity Securities [Member] | Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	0.00%
Foreign [Member] | Equity Securities [Member] | Investment Policy And Strategy [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average target asset allocations	0.00%
Foreign [Member] | Fixed Income Securities [Member] | Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	100.00%
Foreign [Member] | Fixed Income Securities [Member] | Investment Policy And Strategy [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average target asset allocations	100.00%

Retirement Plans And Postretirement Benefits (Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets) (Details) (Retirement Plans [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 151,469	$ 144,809
Fair value of plan assets	91,319	80,935
Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	78,595	72,075
Fair value of plan assets	$ 71,750	$ 64,938

Retirement Plans And Postretirement Benefits (Pension Plans With Projected Benefit Obligation In Excess Of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 71,750
Retirement Plans [Member] | U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	151,469	144,809
Fair value of plan assets	91,319	80,935	85,896
Retirement Plans [Member] | Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	80,311	73,217
Fair value of plan assets	$ 71,750	$ 65,960	$ 48,774

Retirement Plans And Postretirement Benefits (Projected Future Pension Plan Cash Flow By Year) (Details) (Retirement Plans [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	$ 6,298
Expected employee contributions	0
2013	9,399
2014	9,343
2015	9,282
2016	9,294
2017	9,361
2018-2022	47,085
Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	3,453
Expected employee contributions	0
2013	3,725
2014	4,211
2015	3,767
2016	4,248
2017	4,225
2018-2022	$ 22,071

Retirement Plans And Postretirement Benefits (Components Of Net Postretirement Costs) (Details) (Postretirement Benefit Costs [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 0	$ 0
Interest cost	497	583	685
Amortization of prior service (credit) cost	0	0	0
Curtailment (gain) loss	0	0	0
Mark-to-market loss (gain) loss	60	(219)	(3,163)
Net Cost	557	364	(2,478)
Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	183	178	163
Interest cost	1,024	1,064	1,074
Amortization of prior service (credit) cost	(199)	(201)	(193)
Curtailment (gain) loss	1,170	0	0
Mark-to-market loss (gain) loss	551	1,538	1,121
Net Cost	$ 2,729	$ 2,579	$ 2,165

Retirement Plans And Postretirement Benefits (Recognized In Other Comprehensive Income Postretirement Benefit Plans) (Details) (Postretirement Benefit Costs [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	$ 0	$ 0	$ 0
Effect of exchange rates	0	0	0
Total recognized in other comprehensive income	0	0	0
Total recognized in net post retirement cost (benefit) and other comprehensive income	557	364	(2,478)
Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	199	201	193
Effect of exchange rates	(53)	49	(131)
Total recognized in other comprehensive income	146	250	62
Total recognized in net post retirement cost (benefit) and other comprehensive income	$ 2,875	$ 2,829	$ 2,227

Retirement Plans And Postretirement Benefits (Fair Value Of Assets Of, And The Funded Status Of, Postretirement Plans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Plan Assets:
Fair value of plan assets at end of year	$ 71,750
Funded status:	(8,561)	(7,257)
Postretirement Benefit Costs [Member] | U.S. [Member]
Changes in Benefit Obligation:
Net benefit obligation at beginning of year	14,316	14,475
Service cost	0	0	0
Interest cost	497	583	685
Foreign currency exchange rates	0	0
Actuarial (gain) loss	60	(219)
Gross benefits paid	(1,367)	(523)
Plan amendment	0	0
Net benefit obligation at end of year	13,506	14,316	14,475
Changes in Plan Assets:
Fair value of plan assets at beginning of year	0
Employer contributions	1,367	523
Gross benefits paid	(1,367)	(523)
Fair value of plan assets at end of year	0	0
Funded status:	(13,506)	(14,316)
Prior service credit	0	0
Current liabilities	(1,394)	(1,512)
Non-current liabilities	(12,112)	(12,803)
Net amount recognized	(13,506)	(14,315)
Postretirement Benefit Costs [Member] | Foreign [Member]
Changes in Benefit Obligation:
Net benefit obligation at beginning of year	17,592	17,773
Service cost	183	178	163
Interest cost	1,024	1,064	1,074
Foreign currency exchange rates	(157)	(1,791)
Actuarial (gain) loss	541	1,625
Gross benefits paid	(1,165)	(1,257)
Plan amendment	1,170	0
Net benefit obligation at end of year	19,188	17,592	17,773
Changes in Plan Assets:
Fair value of plan assets at beginning of year	0
Employer contributions	1,165	1,257
Gross benefits paid	(1,165)	(1,257)
Fair value of plan assets at end of year	0	0
Funded status:	(19,188)	(17,592)
Prior service credit	2,208	2,354
Current liabilities	(1,132)	(1,077)
Non-current liabilities	(18,056)	(16,515)
Net amount recognized	$ (19,188)	$ (17,592)

Retirement Plans And Postretirement Benefits (Net Postretirement Benefit Costs And Postretirement Projected Benefit Obligation) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Postretirement Benefit Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.44%	4.94%
Health care cost trend on covered charges, Initial	7.52%	7.68%
Health care cost trend on covered charges, Ultimate	5.94%	5.71%
Health care cost trend on covered charges, Years to ultimate	4 years	4 years
Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.94%	5.52%
Health care cost trend on covered charges, Initial	7.68%	6.68%
Health care cost trend on covered charges, Ultimate	5.71%	5.66%
Health care cost trend on covered charges, Years to ultimate	3 years	1 year

Retirement Plans And Postretirement Benefits (One-Percentage Point Change In Assumed Health Care Cost Trend Rates) (Details) (Pension Plans, Defined Benefit [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
One Percentage Point Increase, Effect on total service cost and interest cost components	$ 4
One Percentage Point Increase, Effect on benefit obligations	145
One Percentage Point Decrease, Effect on total service cost and interest cost components	(2)
One Percentage Point Decrease, Effect on benefit obligations	(111)
Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
One Percentage Point Increase, Effect on total service cost and interest cost components	137
One Percentage Point Increase, Effect on benefit obligations	1,190
One Percentage Point Decrease, Effect on total service cost and interest cost components	(111)
One Percentage Point Decrease, Effect on benefit obligations	$ (979)

Retirement Plans And Postretirement Benefits (Projected Future Postretirement Cash Flow By Year) (Details) (Postretirement Benefit Costs [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	$ 1,394
Expected employee contributions	0
2013	1,394
2014	1,365
2015	1,303
2016	1,236
2017	1,139
2018-2022	4,239
Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions	1,132
Expected employee contributions	0
2013	1,132
2014	1,136
2015	1,138
2016	1,127
2017	1,149
2018-2022	$ 5,941

Management Compensation And Incentive Plans (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended												3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Directors, Officers And Employees [Member]	Dec. 31, 2011 Directors, Officers And Employees [Member]	Dec. 31, 2010 Directors, Officers And Employees [Member]	Dec. 31, 2012 Option Pricing Model [Member]	Dec. 31, 2011 Option Pricing Model [Member]	Dec. 31, 2010 Option Pricing Model [Member]	Dec. 31, 2012 Incentive Compensation Plan [Member]	Dec. 31, 2011 Incentive Compensation Plan [Member]	Mar. 31, 2013 Selling And Administrative Expense [Member]	Mar. 31, 2012 Selling And Administrative Expense [Member]	Dec. 31, 2012 Selling And Administrative Expense [Member]	Dec. 31, 2011 Selling And Administrative Expense [Member]	Dec. 31, 2010 Selling And Administrative Expense [Member]	Jan. 30, 2012 2011 Long-Term Incentive Plan [Member] anniversary	Mar. 31, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2012 Restricted Stock And Performance Shares [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Jan. 30, 2012 Restricted Stock Units (RSUs) [Member] 2011 Long-Term Incentive Plan [Member] anniversary	Dec. 31, 2012 Performance Shares [Member]	Jan. 30, 2012 Performance Shares [Member] 2011 Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares authorized under the plans				23,300,000
Stock-based compensation expense			$ 11,300,000
Stock-based compensation, including incentive compensation paid in company stock	2,366,000	3,538,000		9,601,000	8,910,000	7,355,000									2,100,000	3,200,000	8,700,000	7,900,000	6,800,000
Compensation expense related to non-vested restricted stock and stock options not yet recognized	18,500,000			21,400,000
Compensation cost related to non-vested restricted stock, performance shares and stock options not yet recognized, weighted average life, in years	1 year 8 months 27 days			1 year 9 months 18 days
Number of Shares, Granted								964,906		441,700	420,460	252,900								415,400	5,200	441,700					318,100		1,052,200
Exercise price of stock option granted																				$ 9.51	$ 9.74	$ 9.82
Grant Date Anniversaries																				3							3
Expiration years from the grant date																				10 years
Weighted-average fair value of the options granted							$ 9.82	$ 10.71	$ 11.57																	$ 16.37		$ 10.08
Range of exercise prices, lower range				$ 2.83																					$ 9.51
Range of exercise prices, upper range				$ 22.57																					$ 16.75
Shares granted and expected to vest in particular period							377,670																		44,236			543,000
Restricted stock and performance shares vest over period Year/month							3 years																		1 year			39 months
Dividend assumption				0.00%																			0.00%	0.00%
Intrinsic value of options exercised				100,000
Aggregate intrinsic value of option outstanding				700,000
Weighted average remaining contractual life, years				7 years 3 months 18 days
Weighted average remaining vesting period, years				1 year 7 months 6 days
Options vested and expected to vest				1,301,875
Weighted-average contractual life, years				5 years 7 months 6 days
Aggregate intrinsic value				700,000
Accrued liability for incentive compensation plans													$ 7,100,000	$ 500,000

Management Compensation And Incentive Plans (Restricted Stock And Performance Share Awards Activity) (Details) (Restricted Stock And Performance Shares [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Restricted Stock And Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding unvested at January 1, 2012	1,851,919	1,725,158
Number of Shares, Granted	90,542	964,906
Number of Shares, Vested	(288,939)	(523,713)
Number of Shares, Forfeited/canceled/expired	(70,821)	(314,432)
Number of Shares, Outstanding at December 31, 2012	1,582,701	1,851,919
Weighted-Average Grant Date Fair Value, Outstanding unvested at January 1, 2012	$ 13.3	$ 15.82
Weighted-Average Grant Date Fair Value, Granted	$ 8.77	$ 10.08
Weighted-Average Grant Date Fair Value, Vested	$ 15.9	$ 13.99
Weighted-Average Grant Date Fair Value, Forfeited/canceled/expired	$ 19.21	$ 16.1
Weighted-Average Grant Date Fair Value, Outstanding at December 31, 2012	$ 12.3	$ 13.3

Management Compensation And Incentive Plans (Schedule Of Weighted Average Assumptions Used In Option-Pricing Model For Options Granted) (Details)	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Jan. 30, 2012 2011 Long-Term Incentive Plan [Member] Stock Options [Member]	Jan. 30, 2012 2011 Long-Term Incentive Plan [Member] Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%		0.00%	0.00%
Expected volatility, Minimum		55.33%	57.75%	64.53%
Expected volatility, Maximum		57.32%	58.83%	69.76%
Risk-free interest rate, Minimum		0.66%	0.85%	1.43%
Risk-free interest rate, Maximum		0.90%	2.24%	3.08%
Expected term in years		6 years	6 years	6 years
Expected term in years, Minimum		6 years	6 years	6 years
Portion of granted shares vested each year					33.30%	33.30%

Management Compensation And Incentive Plans (Stock Option Activity Under The Plans) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding at December 31, 2012	1,694,614
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding at January 1, 2012	1,730,149	1,327,087
Number of Shares, Granted	5,200	441,700
Number of Shares, Exercised	0	(21,471)
Number of Shares, Forfeited/canceled/expired	(40,735)	(17,167)
Number of Shares, Outstanding at December 31, 2012		1,730,149
Weighted-Average Exercise Price, Outstanding unvested at January 1, 2012	$ 12.35	$ 13.15
Weighted-Average Exercise Price, Granted	$ 9.74	$ 9.82
Weighted-Average Exercise Price, Exercised	$ 0	$ 7.35
Weighted-Average Exercise Price, Forfeited/canceled/expired	$ 4.29	$ 15.49
Weighted-Average Exercise Price, Outstanding at December 31, 2012	$ 12.54	$ 12.35

Management Compensation And Incentive Plans (Schedule Of Stock Options Outstanding And Exercisable) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, Lower Range	$ 2.83
Range of Exercise Prices, Upper Range	$ 22.57
Range Of Exercise Prices $2.83 to $22.57 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding	1,730,149
Options Outstanding, Weighted Average Remaining Contractual Life in Years	7 years 3 months 22 days
Options Outstanding, Weighted Average Exercise Prices	$ 12.35
Options Exercisable, Number Exercisable	948,662
Options Exercisable, Weighted Average Exercise Prices	$ 12.44

Contingencies (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at December 31, 2011	$ 1,485	$ 1,531
Product warranty adjustments	(1)	461
Payments and settlements	319	(507)
Balance at December 31, 2012	$ 1,165	$ 1,485

Income Taxes (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 M	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Examination [Line Items]
U.S. federal income tax rate	35.00%	35.00%	35.00%	35.00%
Net non-current deferred tax assets	$ 5,876,000	$ 6,157,000	$ 7,931,000
Deferred income taxes	38,301,000	41,966,000	32,245,000
Total foreign tax credit carryforwards		54,102,000	57,428,000
Unrecognized tax benefits	10,000,000	9,769,000	16,788,000	13,719,000	20,656,000
Unrecognized tax benefits that would have a favorable impact on effective tax rate	5,900,000	5,700,000
Anticipated amount of unrecognized tax benefits	5,800,000	6,300,000
Period Within Which Reduction Of Unrecognized Tax Benefit May Occur, Months	12
Income Tax Examination, Penalties and Interest Accrued		1,000,000	600,000	300,000
Minimum [Member]
Income Tax Examination [Line Items]
Tax credit carryforwards, years		5 years
Maximum [Member]
Income Tax Examination [Line Items]
Tax credit carryforwards, years		20 years
Prepaid Expenses And Other Current Assets [Member]
Income Tax Examination [Line Items]
Net current deferred income tax assets		20,400,000	14,700,000
Accrued Income And Other Taxes [Member]
Income Tax Examination [Line Items]
Net current deferred tax liabilities		10,000,000	6,300,000
Foreign Country [Member]
Income Tax Examination [Line Items]
Total foreign tax credit carryforwards		27,700,000
Tax credit carryforwards, years		10 years
Operating loss carryforwards		13,200,000
Foreign Country [Member] | Expiration Amount Of Carryforwards, Year One [Member]
Income Tax Examination [Line Items]
Tax credit carryforwards		0
Foreign Country [Member] | Expiration Amount Of Carryforwards, Year Two [Member]
Income Tax Examination [Line Items]
Tax credit carryforwards		300,000
Foreign Country [Member] | Expiration Amount Of Carryforwards, Year Three [Member]
Income Tax Examination [Line Items]
Tax credit carryforwards		3,700,000
Foreign Country [Member] | Expiration Amount Of Carryforwards, Year Four [Member]
Income Tax Examination [Line Items]
Tax credit carryforwards		23,700,000
State [Member]
Income Tax Examination [Line Items]
Tax credit carryforwards		13,500,000
Valuation allowance of tax credit carryforwards		1,800,000
Operating loss carryforwards		$ 600,000

Income Taxes (Summary Of Provision For Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Tax (benefit)	$ 2,040	$ 5,220	$ 16,846	$ (9,893)	$ (1,095)
Pretax income	$ 6,250	$ 22,749	$ 134,487	$ 143,291	$ 173,565
Effective tax rates	32.60%	22.90%

Income Taxes (Schedule Of U.S. And Non-U.S. Components Of Income (Loss) Before Provision (Benefit) For Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
U.S.			$ 29,422	$ 32,877	$ 32,539
Non-U.S.			105,065	110,414	141,026
Income before income taxes	$ 6,250	$ 22,749	$ 134,487	$ 143,291	$ 173,565

Income Taxes (Schedule Of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
U.S. income taxes, Current	$ (6,529)	$ 16,988	$ 6,307
U.S. income taxes, Deferred	4,543	(46,379)	(29,060)
U.S. income taxes, Total	(1,986)	(29,391)	(22,753)
Non-U.S. income taxes, Current	12,371	18,173	21,638
Non-U.S. income taxes, Deferred	6,462	1,325	20
Non-U.S. income taxes, Total	18,833	19,498	21,658
Total income tax expense (benefit)	$ 16,847	$ (9,893)	$ (1,095)

Income Taxes (Schedule Of Income Tax Expense (Benefit) Computed By Applying The U.S. Federal Income Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
Tax at statutory U.S. federal rate			$ 47,071	$ 50,152	$ 60,748
U.S. valuation allowance, net			(1,800)	(45,989)	(42,393)
State taxes, net of federal tax benefit			593	474	337
U.S. tax return adjustments to estimated taxes			(1,612)	(455)	3,311
Non-controlling interest gain			0	0	(3,345)
Nondeductible expenses acquisition costs			0	0	5,324
Establishment (resolution) of uncertain tax positions			(8,118)	1,507	(1,151)
U.S. tax impact of foreign earnings, net of foreign tax credits			(15,553)	(14,450)	(19,107)
Non-U.S. tax exemptions, holidays and credits			(4,259)	(2,535)	(4,781)
Other			524	1,403	(38)
Total income tax expense (benefit)	$ 2,040	$ 5,220	$ 16,846	$ (9,893)	$ (1,095)

Income Taxes (Schedule Of Deferred Tax Assets And Deferred Tax Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Postretirement and other employee benefits	$ 51,646	$ 48,209
Foreign tax credit and other carryforwards	54,102	57,428
Capitalized research and experimental costs	999	1,712
Environmental reserves	4,057	3,935
Inventory adjustments	13,365	11,202
Capital loss	3,222	3,226
Other	9,052	7,148
Total gross deferred tax assets	136,443	132,860
Less: valuation allowance	(26,312)	(25,509)
Total deferred tax assets	110,131	107,351
Deferred tax liabilities:
Fixed assets	102,568	90,552
Debt discount amortization	9,720	12,563
Inventory	9,531	5,575
Unrealized foreign currency exchange gain	80	560
Goodwill and acquired intangibles	11,299	13,240
Other	2,340	730
Total deferred tax liabilities	135,538	123,220
Net deferred tax liability	$ 25,407	$ 15,869

Income Taxes (Schedule Of Valuation Allowance Activity) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
Balance at beginning of year	$ 25,509	$ 74,945	$ 106,831
(Credited) / charged to income	(1,800)	(49,403)	(11,366)
Acquisition accounting	0	0	(30,333)
Translation adjustment	(52)	(391)	528
Changes attributable to movement in underlying assets	2,655	358	9,397
Other	0	0	(112)
Balance at end of year	$ 26,312	$ 25,509	$ 74,945

Income Taxes (Reconciliation Of The Beginning And Ending Amount Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January 1	$ 16,788	$ 13,719	$ 20,656	$ 10,000
Additions based on tax positions related to the current year	90	0	0
Additions for tax positions of prior years	4,643	3,910	15,205
Reductions for tax positions of prior years	(11,019)	(165)	(20,660)
Lapse of statutes of limitations	(163)	(627)	(1,183)
Settlements	(576)	0	0
Foreign currency impact	6	(49)	(299)
Balance at December 31	$ 9,769	$ 16,788	$ 13,719	$ 10,000

Earnings Per Share - Basic and Diluted (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Weighted average common shares outstanding	134,645,729	143,795,454	138,551,804	145,156,045	122,620,950
Add: Effect of stock options and restricted stock	186,829	703,313	1,148,300	1,246,241	831,615
Weighted average common shares outstanding for diluted calculation	134,832,558	144,498,767	139,700,104	146,402,286	123,452,565

Earnings Per Share Treasury Share Buyback (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Shares which exclude consideration of stock options in calculation of diluted shares outstanding	1,594,615		461,197	865,844	226,897	453,700
Treasury stock, shares		10,000,000
Treasury stock, value				$ (101,697)	$ (29,930)
Weighted average number diluted shares outstanding adjustment				5,600,000

Accumulated Other Comprehensive Loss (Schedule Of Accumulated Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Commodity and foreign currency derivative tax	$ 2,327	$ 1,714	$ 292
Foreign currency translation adjustments	281,211	271,282
Commodities and foreign currency derivatives, net of tax of $1,714 and ($25), respectively	(533)	(9,345)
Total accumulated comprehensive loss	$ 280,678	$ 261,937		$ 284,454

Supplemental Guarantor Information (Textual) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Nov. 20, 2012 Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount issued		$ 300
Stated interest rate	6.38%	6.38%

Supplemental Guarantor Infromation Supplemental Guarantor Information (Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 11,304	$ 17,317	$ 12,817	$ 12,429	$ 13,096	$ 50,181
Accounts receivable - affiliates	0	0		0
Accounts receivable - trade	188,761	236,429		220,752
Inventories	538,222	513,065		444,062
Prepaid expenses and other current assets	58,087	56,190		54,707
Total current assets	796,374	823,001		731,950
Investment in affiliates	0	0		0
Property, plant and equipment	831,703	833,907		776,884
Deferred income taxes	5,876	6,157		7,931
Goodwill	497,681	498,261		498,681	499,238
Notes receivable - affiliate	0	0		0
Other assets	130,513	136,589		152,920
Total Assets	2,262,147	2,297,915		2,168,366
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable - affiliate	0	0		0
Accounts payable - trade	94,437	128,120		148,655
Short-term debt	2,102	8,426		14,168
Accrued income and other taxes	28,682	30,923		44,330
Supply chain financing liability	12,659	26,962		29,930
Other accrued liabilities	58,784	50,953		40,170
Total current liabilities	196,664	245,384		277,253
Long-term debt - affiliate	0	0		0
Long-term debt - third party	551,886	535,709		387,624
Other long-term obligations	121,587	125,005		131,300
Deferred income taxes	38,301	41,966		32,245
Stockholders' equity	1,353,709	1,349,851		1,339,944	1,229,726	577,059
Total Liabilities and Stockholders' Equity	2,262,147	2,297,915		2,168,366
Parent Company [Member]
ASSETS
Cash and cash equivalents	0	0	0	366	0	0
Accounts receivable - affiliates	30,662	26,399		26,356
Accounts receivable - trade	0	0		0
Inventories	0	0		0
Prepaid expenses and other current assets	0	0		0
Total current assets	30,662	26,399		26,722
Investment in affiliates	1,734,660	1,728,316		1,667,938
Property, plant and equipment	0	0		0
Deferred income taxes	0	0		0
Goodwill	0	0		0
Notes receivable - affiliate	66,929	66,869		0
Other assets	5,132	5,218		0
Total Assets	1,837,383	1,826,802		1,694,660
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable - affiliate	0	0		507
Accounts payable - trade	12	273		0
Short-term debt	0	0		0
Accrued income and other taxes	0	597		18,548
Supply chain financing liability	0	0		0
Other accrued liabilities	6,959	2,178		0
Total current liabilities	6,971	3,048		19,055
Long-term debt - affiliate	0	0		169,656
Long-term debt - third party	466,983	464,183		153,442
Other long-term obligations	0	0		0
Deferred income taxes	9,720	9,720		12,563
Stockholders' equity	1,353,709	1,349,851		1,339,944
Total Liabilities and Stockholders' Equity	1,837,383	1,826,802		1,694,660
Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	3,283	4,425	3,646	3,503	4,365	23,834
Accounts receivable - affiliates	33,770	38,116		10,773
Accounts receivable - trade	55,291	78,053		73,048
Inventories	181,343	159,217		182,125
Prepaid expenses and other current assets	16,000	13,681		20,678
Total current assets	289,687	293,492		290,127
Investment in affiliates	872,806	868,063		808,130
Property, plant and equipment	527,251	523,818		467,513
Deferred income taxes	0	0		3,827
Goodwill	293,162	293,162		293,161
Notes receivable - affiliate	22,414	22,413		181,398
Other assets	62,093	65,269		76,825
Total Assets	2,067,413	2,066,217		2,120,981
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable - affiliate	53,596	55,349		48,842
Accounts payable - trade	31,600	33,126		56,454
Short-term debt	173	171		7,666
Accrued income and other taxes	2,987	3,948		4,213
Supply chain financing liability	0	0		0
Other accrued liabilities	22,493	15,597		12,121
Total current liabilities	110,849	108,191		129,296
Long-term debt - affiliate	66,929	66,869		0
Long-term debt - third party	63,646	70,190		232,862
Other long-term obligations	84,829	86,026		90,885
Deferred income taxes	6,500	6,625		0
Stockholders' equity	1,734,660	1,728,316		1,667,938
Total Liabilities and Stockholders' Equity	2,067,413	2,066,217		2,120,981
Non-Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	8,021	12,892	9,171	8,560	8,731	26,347
Accounts receivable - affiliates	22,927	29,177		22,485
Accounts receivable - trade	133,470	158,376		147,704
Inventories	356,879	353,848		261,937
Prepaid expenses and other current assets	42,087	42,509		34,029
Total current assets	563,384	596,802		474,715
Investment in affiliates	0	0		0
Property, plant and equipment	304,452	310,089		309,371
Deferred income taxes	5,876	6,157		7,931
Goodwill	204,519	205,099		205,520
Notes receivable - affiliate	0	0		0
Other assets	63,288	66,102		76,095
Total Assets	1,141,519	1,184,249		1,073,632
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable - affiliate	33,763	38,343		10,265
Accounts payable - trade	62,825	94,721		92,201
Short-term debt	1,929	8,255		6,502
Accrued income and other taxes	25,695	26,378		21,569
Supply chain financing liability	12,659	26,962		29,930
Other accrued liabilities	29,332	33,178		28,049
Total current liabilities	166,203	227,837		188,516
Long-term debt - affiliate	22,414	22,413		11,742
Long-term debt - third party	21,257	1,336		1,320
Other long-term obligations	36,758	38,979		40,415
Deferred income taxes	22,081	25,621		23,509
Stockholders' equity	872,806	868,063		808,130
Total Liabilities and Stockholders' Equity	1,141,519	1,184,249		1,073,632
Consolidating Entries and Eliminations [Member]
ASSETS
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable - affiliates	(87,359)	(93,692)		(59,614)
Accounts receivable - trade	0	0		0
Inventories	0	0		0
Prepaid expenses and other current assets	0	0		0
Total current assets	(87,359)	(93,692)		(59,614)
Investment in affiliates	(2,607,466)	(2,596,379)		(2,476,068)
Property, plant and equipment	0	0		0
Deferred income taxes	0	0		(3,827)
Goodwill	0	0		0
Notes receivable - affiliate	(89,343)	(89,282)		(181,398)
Other assets	0	0		0
Total Assets	(2,784,168)	(2,779,353)		(2,720,907)
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable - affiliate	(87,359)	(93,692)		(59,614)
Accounts payable - trade	0	0		0
Short-term debt	0	0		0
Accrued income and other taxes	0	0		0
Supply chain financing liability	0	0		0
Other accrued liabilities	0	0		0
Total current liabilities	(87,359)	(93,692)		(59,614)
Long-term debt - affiliate	(89,343)	(89,282)		(181,398)
Long-term debt - third party	0	0		0
Other long-term obligations	0	0		0
Deferred income taxes	0	0		(3,827)
Stockholders' equity	(2,607,466)	(2,596,379)		(2,476,068)
Total Liabilities and Stockholders' Equity	$ (2,784,168)	$ (2,779,353)		$ (2,720,907)

Supplemental Guarantor Information (Income and Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Sales - affiliates	$ 0	$ 0	$ 0	$ 0	$ 0
Sales - third party	253,727	240,938	1,248,264	1,320,184	1,006,993
Net sales	253,727	240,938	1,248,264	1,320,184	1,006,993
Cost of sales	205,177	174,007	932,460	995,638	717,742
Gross profit	48,550	66,931	315,804	324,546	289,251
Research and development	3,093	4,199	13,796	13,976	12,202
Selling and administrative expenses	29,713	38,725	145,540	144,561	119,009
Operating income	15,744	24,007	156,468	166,009	158,040
Equity in earnings of, and gain recorded on acquisition of, non-consolidated affiliate			0	0	(14,500)
Other (income) expense, net	550	(3,423)	(1,005)	4,835	(4,768)
Interest expense - affiliate	0	0	0	0	0
Interest expense - third party	9,008	4,762	23,247	18,307	5,076
Interest income - affiliate	0	0	0	0	0
Interest income	(64)	(81)	(261)	(424)	(1,333)
Income before income taxes	6,250	22,749	134,487	143,291	173,565
(Benefit) provision for income taxes	2,040	5,220	16,846	(9,893)	(1,095)
Equity in earnings of subsidiary	0	0	0	0	0
Net income	4,210	17,529	117,641	153,184	174,660
Statements of Comprehensive Income
Net income	4,210	17,529	117,641	153,184	174,660
Foreign currency translation	(7,309)	9,848	(9,929)	(32,202)	(5,866)
Commodities and foreign currency derivatives	3,533	1,680	(8,812)	6,023	2,353
Other comprehensive loss, net of tax:	(3,776)	11,528	(18,741)	(26,179)	(3,513)
Comprehensive income	434	29,057	98,900	127,005	171,147
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Sales - affiliates	0	0	0	0	0
Sales - third party	0	0	0	0	0
Net sales	0	0	0	0	0
Cost of sales	0	0	0	0	0
Gross profit	0	0	0	0	0
Research and development	0	0	0	0	0
Selling and administrative expenses	0	0	0	6	0
Operating income	0	0	0	(6)	0
Equity in earnings of, and gain recorded on acquisition of, non-consolidated affiliate					0
Other (income) expense, net	0	0	0	40	0
Interest expense - affiliate	0	828	3,766	4,631	0
Interest expense - third party	7,745	2,617	12,992	10,038	806
Interest income - affiliate	(364)	0	(59)	0	0
Interest income	0	0	0	0	0
Income before income taxes	(7,381)	(3,445)	(16,699)	(14,715)	(806)
(Benefit) provision for income taxes	(2,620)	(1,223)	(5,972)	(5,751)	(292)
Equity in earnings of subsidiary	8,971	19,751	128,368	162,148	175,174
Net income	4,210	17,529	117,641	153,184	174,660
Statements of Comprehensive Income
Net income	4,210	17,529	117,641	153,184	174,660
Foreign currency translation	(7,309)	9,848	(9,929)	(32,202)	(5,866)
Commodities and foreign currency derivatives	3,533	1,680	(8,812)	6,023	2,353
Other comprehensive loss, net of tax:	(3,776)	11,528	(18,741)	(26,179)	(3,513)
Comprehensive income	434	29,057	98,900	127,005	171,147
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Sales - affiliates	45,267	59,602	194,345	130,304	24,026
Sales - third party	98,196	114,027	566,024	556,675	307,278
Net sales	143,463	173,629	760,369	686,979	331,304
Cost of sales	122,826	139,464	638,419	545,334	260,070
Gross profit	20,637	34,165	121,950	141,645	71,234
Research and development	3,093	4,199	13,796	13,797	12,202
Selling and administrative expenses	12,494	18,490	61,442	64,969	38,251
Operating income	5,050	11,476	46,712	62,879	20,781
Equity in earnings of, and gain recorded on acquisition of, non-consolidated affiliate					(14,500)
Other (income) expense, net	43	(3,153)	(2,133)	5,568	(4,287)
Interest expense - affiliate	399	0	59	9,221	4,701
Interest expense - third party	805	1,769	7,977	5,678	2,166
Interest income - affiliate	(188)	(828)	(4,352)	(4,631)	0
Interest income	0	0	0	0	(188)
Income before income taxes	3,991	13,688	45,161	47,043	32,889
(Benefit) provision for income taxes	1,443	4,451	3,981	(23,801)	(22,768)
Equity in earnings of subsidiary	6,423	10,514	87,188	91,304	119,517
Net income	8,971	19,751	128,368	162,148	175,174
Statements of Comprehensive Income
Net income	8,971	19,751	128,368	162,148	175,174
Foreign currency translation	0	0	0	0	0
Commodities and foreign currency derivatives	575	2,326	(4,452)	3,761	265
Other comprehensive loss, net of tax:	575	2,326	(4,452)	3,761	265
Comprehensive income	9,546	22,077	123,916	165,909	175,439
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Sales - affiliates	36,152	45,710	216,859	165,397	129,972
Sales - third party	155,531	126,911	682,240	763,509	699,715
Net sales	191,683	172,621	899,099	928,906	829,687
Cost of sales	163,770	139,855	705,245	746,005	611,670
Gross profit	27,913	32,766	193,854	182,901	218,017
Research and development	0	0	0	179	0
Selling and administrative expenses	17,219	20,235	84,098	79,586	80,758
Operating income	10,694	12,531	109,756	103,136	137,259
Equity in earnings of, and gain recorded on acquisition of, non-consolidated affiliate					0
Other (income) expense, net	507	(270)	1,128	(773)	(481)
Interest expense - affiliate	188	0	586	0	0
Interest expense - third party	458	376	2,278	2,591	2,104
Interest income - affiliate	(35)	0	0	(9,221)	(4,701)
Interest income	(64)	(81)	(261)	(424)	(1,145)
Income before income taxes	9,640	12,506	106,025	110,963	141,482
(Benefit) provision for income taxes	3,217	1,992	18,837	19,659	21,965
Equity in earnings of subsidiary	0	0	0	0	0
Net income	6,423	10,514	87,188	91,304	119,517
Statements of Comprehensive Income
Net income	6,423	10,514	87,188	91,304	119,517
Foreign currency translation	(7,309)	9,848	(9,929)	(32,202)	(5,866)
Commodities and foreign currency derivatives	2,958	(646)	(4,360)	2,262	2,088
Other comprehensive loss, net of tax:	(4,351)	9,202	(14,289)	(29,940)	(3,778)
Comprehensive income	2,072	19,716	72,899	61,364	115,739
Consolidating Entries and Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Sales - affiliates	(81,419)	(105,312)	(411,204)	(295,701)	(153,998)
Sales - third party	0	0	0	0	0
Net sales	(81,419)	(105,312)	(411,204)	(295,701)	(153,998)
Cost of sales	(81,419)	(105,312)	(411,204)	(295,701)	(153,998)
Gross profit	0	0	0	0	0
Research and development	0	0	0	0	0
Selling and administrative expenses	0	0	0	0	0
Operating income	0	0	0	0	0
Equity in earnings of, and gain recorded on acquisition of, non-consolidated affiliate					0
Other (income) expense, net	0	0	0	0	0
Interest expense - affiliate	(587)	(828)	(4,411)	(13,852)	(4,701)
Interest expense - third party	0	0	0	0	0
Interest income - affiliate	587	828	4,411	13,852	4,701
Interest income	0	0	0	0	0
Income before income taxes	0	0	0	0	0
(Benefit) provision for income taxes	0	0	0	0	0
Equity in earnings of subsidiary	(15,394)	(30,265)	(215,556)	(253,452)	(294,691)
Net income	(15,394)	(30,265)	(215,556)	(253,452)	(294,691)
Statements of Comprehensive Income
Net income	(15,394)	(30,265)	(215,556)	(253,452)	(294,691)
Foreign currency translation	7,309	(9,848)	9,929	32,202	5,866
Commodities and foreign currency derivatives	(3,533)	(1,680)	8,812	(6,023)	(2,353)
Other comprehensive loss, net of tax:	3,776	(11,528)	18,741	26,179	3,513
Comprehensive income	$ (11,618)	$ (41,793)	$ (196,815)	$ (227,273)	$ (291,178)

Supplemental Guarantor Infromation Supplemental Guarantor Information (Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ 17,999	$ (15,374)	$ 101,400	$ 76,597	$ 144,922
Cash flow from investing activities:
(Loans to) repayments from affiliates	0	0	0	0	0
Capital expenditures	(13,156)	(31,424)	(127,728)	(156,616)	(86,049)
Investment in and loan to non- consolidated affiliate					6,000
Proceeds from derivative instruments	2,181	3,623	7,572	14,412	(1,109)
Cash paid for acquisition			0	(20,510)	(241,204)
Other	0	53	194	748	810
Net cash used in investing activities	(10,975)	(27,748)	(119,962)	(161,966)	(321,552)
Cash flow from financing activities:
Loans from (repayments to) affiliates	0	0	0	0	0
Dividends to affiliates			0
Short-term debt borrowings	(6,324)	(3,012)	(5,738)	14,016	(850)
Revolving Facility borrowings	66,000	100,000	425,000	584,000	165,000
Revolving Facility reductions	(52,500)	(47,000)	(587,500)	(482,000)	(35,000)
Principal payments on long term debt	(99)	(97)	(225)	(222)	(56)
Supply chain financing	(14,304)	(5,262)	(2,967)	4,970	10,555
Proceeds from exercise of stock options	132	92	157	2,028	3,901
Purchase of treasury shares	(181)	(1,185)	(103,445)	(30,940)	(1,431)
Revolver facility refinancing cost			(6,385)	(4,988)	(4,595)
Other	(5,647)	(127)	5,215	(1,403)	716
Net cash provided by financing activities	(12,923)	43,409	24,112	85,461	138,240
Proceeds from Issuance of Long-term Debt			300,000
Net (decrease) increase in cash and cash equivalents	(5,899)	287	5,550	92	(38,390)
Effect of exchange rate changes on cash and cash equivalents	(114)	101	(662)	(759)	1,305
Cash and cash equivalents at beginning of period	17,317	12,429	12,429	13,096	50,181
Cash and cash equivalents at end of period	11,304	12,817	17,317	12,429	13,096
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	455	(5,217)	44,361	130,522	(12,574)
Cash flow from investing activities:
(Loans to) repayments from affiliates	(60)	0	(66,869)	0	0
Capital expenditures	0	0	0	0	0
Investment in and loan to non- consolidated affiliate					0
Proceeds from derivative instruments	0	0	0	0	0
Cash paid for acquisition				(20,510)	(241,204)
Other		0	0		0
Net cash used in investing activities	(60)	0	(66,869)	(20,510)	(241,204)
Cash flow from financing activities:
Loans from (repayments to) affiliates	0	5,940	(169,656)	(79,788)	249,444
Dividends to affiliates			0
Short-term debt borrowings	0	0	0	0	0
Revolving Facility borrowings	0	0	0	0	0
Revolving Facility reductions	0	0	0	0	0
Principal payments on long term debt	0	0	0	0	0
Supply chain financing	0	0	0	0	0
Proceeds from exercise of stock options	132	92	157	2,028	3,901
Purchase of treasury shares	(181)	(1,185)	(103,445)	(30,940)	(1,431)
Revolver facility refinancing cost			(5,018)		0
Other	(346)	4	104	(946)	1,864
Net cash provided by financing activities	(395)	4,851	22,142	(109,646)	253,778
Proceeds from Issuance of Long-term Debt			300,000
Net (decrease) increase in cash and cash equivalents	0	(366)	(366)	366	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of period	0	366	366	0	0
Cash and cash equivalents at end of period	0	0	0	366	0
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	14,863	8,206	85,973	99,596	46,102
Cash flow from investing activities:
(Loans to) repayments from affiliates	0	(16,611)	158,985	75,459	(250,414)
Capital expenditures	(10,003)	(22,195)	(91,183)	(100,648)	(32,316)
Investment in and loan to non- consolidated affiliate					6,000
Proceeds from derivative instruments	495	3,035	3,166	13,265	(803)
Cash paid for acquisition				0	0
Other		0	0		0
Net cash used in investing activities	(9,508)	(35,771)	70,968	(11,924)	(277,533)
Cash flow from financing activities:
Loans from (repayments to) affiliates	60	0	66,869	(152,972)	86,245
Dividends to affiliates			(52,000)
Short-term debt borrowings	2	(196)	(7,493)	7,510	(3)
Revolving Facility borrowings	26,000	62,000	292,000	444,000	165,000
Revolving Facility reductions	(32,500)	(34,000)	(454,500)	(382,000)	(35,000)
Principal payments on long term debt	(44)	(41)	(171)	(168)	0
Supply chain financing	0	0	0	0	0
Proceeds from exercise of stock options	0	0	0	0	0
Purchase of treasury shares	0	0	0	0	0
Revolver facility refinancing cost			(724)	(4,904)	(4,280)
Other	(15)	(55)	0		0
Net cash provided by financing activities	(6,497)	27,708	(156,019)	(88,534)	211,962
Proceeds from Issuance of Long-term Debt			0
Net (decrease) increase in cash and cash equivalents	(1,142)	143	922	(862)	(19,469)
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of period	4,425	3,503	3,503	4,365	23,834
Cash and cash equivalents at end of period	3,283	3,646	4,425	3,503	4,365
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	2,681	(18,363)	23,066	(153,521)	111,394
Cash flow from investing activities:
(Loans to) repayments from affiliates	0	0	0	152,972	(86,245)
Capital expenditures	(3,153)	(9,229)	(36,545)	(55,968)	(53,733)
Investment in and loan to non- consolidated affiliate					0
Proceeds from derivative instruments	1,686	588	4,406	1,147	(306)
Cash paid for acquisition				0	0
Other		53	194	748	810
Net cash used in investing activities	(1,467)	(8,588)	(31,945)	98,899	(139,474)
Cash flow from financing activities:
Loans from (repayments to) affiliates	0	10,671	10,671	4,329	970
Dividends to affiliates			0
Short-term debt borrowings	(6,326)	(2,816)	1,755	6,506	(847)
Revolving Facility borrowings	40,000	38,000	133,000	140,000	0
Revolving Facility reductions	(20,000)	(13,000)	(133,000)	(100,000)	0
Principal payments on long term debt	(55)	(56)	(54)	(54)	(56)
Supply chain financing	(14,304)	(5,262)	(2,967)	4,970	10,555
Proceeds from exercise of stock options	0	0	0	0	0
Purchase of treasury shares	0	0	0	0	0
Revolver facility refinancing cost			(643)	(84)	(315)
Other	(5,286)	(76)	5,111	(457)	(1,148)
Net cash provided by financing activities	(5,971)	27,461	13,873	55,210	9,159
Proceeds from Issuance of Long-term Debt			0
Net (decrease) increase in cash and cash equivalents	(4,757)	510	4,994	588	(18,921)
Effect of exchange rate changes on cash and cash equivalents	(114)	101	(662)	(759)	1,305
Cash and cash equivalents at beginning of period	12,892	8,560	8,560	8,731	26,347
Cash and cash equivalents at end of period	8,021	9,171	12,892	8,560	8,731
Consolidating Entries and Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	0	0	(52,000)	0	0
Cash flow from investing activities:
(Loans to) repayments from affiliates	60	16,611	(92,116)	(228,431)	336,659
Capital expenditures	0	0	0	0	0
Investment in and loan to non- consolidated affiliate					0
Proceeds from derivative instruments	0	0	0	0	0
Cash paid for acquisition				0	0
Other		0	0	0	0
Net cash used in investing activities	60	16,611	(92,116)	(228,431)	336,659
Cash flow from financing activities:
Loans from (repayments to) affiliates	(60)	(16,611)	92,116	228,431	(336,659)
Dividends to affiliates			52,000
Short-term debt borrowings	0	0	0	0	0
Revolving Facility borrowings	0	0	0	0	0
Revolving Facility reductions	0	0	0	0	0
Principal payments on long term debt	0	0	0	0	0
Supply chain financing	0	0	0	0	0
Proceeds from exercise of stock options	0	0	0	0	0
Purchase of treasury shares	0	0	0	0	0
Revolver facility refinancing cost			0	0	0
Other	0	0	0	0	0
Net cash provided by financing activities	(60)	(16,611)	144,116	228,431	(336,659)
Proceeds from Issuance of Long-term Debt			0
Net (decrease) increase in cash and cash equivalents	0	0	0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of period	0	0	0	0	0
Cash and cash equivalents at end of period	$ 0	$ 0	$ 0	$ 0	$ 0